Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Trading Symbol	ssrs
Entity Registrant Name	3SBio Inc.
Entity Central Index Key	0001383790
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	155,635,016
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets
Cash and cash equivalents	$ 72,319	450,557	245,813
Restricted cash	107	668	665
Time deposits with financial institutions	66,017	411,294	499,201
Accounts receivable, less allowance for doubtful accounts: December 31, 2011: RMB2,542; December 31,2012: RMB2,208 (US$355)	18,549	115,563	113,949
Notes receivable	9,473	59,017	47,243
Inventories	5,687	35,430	27,604
Prepaid expenses and other receivables	5,721	35,643	26,672
Available-for-sale securities	1,698	10,576	22,830
Due from related parties	203	1,263	6,000
Deferred tax assets	526	3,276	2,750
Total current assets	180,300	1,123,287	992,727
Time deposits with financial institutions	4,815	30,000	20,000
Available-for-sale securities	1,803	11,232	10,848
Investment in non-consolidated affiliates	1,331	8,294	2,245
Property, plant and equipment, net	35,994	224,245	198,053
Prepaid land lease payment	2,712	16,898	17,448
Prepayment and non-current deposits	1,199	7,469	16,801
Intangible assets, net	7,370	45,914	49,615
Long-term receivables	378	2,355	3,111
Deferred tax assets	54	335	262
Total assets	235,956	1,470,029	1,311,110
Current liabilities (including current liabilities of the consolidated VIE without recourse to 3SBio Inc. of RMB2,457 and RMB5,800 (US$931) as of December 31, 2011 and 2012, respectively.):
Accounts payable	604	3,765	6,218
Deferred income	318	1,981	374
Accrued expenses and other payables	11,128	69,331	48,389
Income tax payable	598	3,725	8,894
Total current liabilities	12,648	78,802	63,875
Deferred income	2,023	12,604	2,029
Total liabilities	14,671	91,406	65,904
Commitments and contingencies		0	0
Shareholders' equity
Share capital - ordinary shares US$0.0001 par value, 500,000,000 shares authorized, 154,473,159 and 155,635,016 issued and outstanding as of December 31, 2011 and 2012 respectively	20	125	124
Additional paid-in capital	160,044	997,088	973,218
Accumulated other comprehensive loss	(19,152)	(119,319)	(126,290)
Retained earnings	78,598	489,671	387,317
Total shareholders' equity attributable to 3SBio Inc.	219,510	1,367,565	1,234,369
Non-controlling interest	1,775	11,058	10,837
Total shareholders' equity	221,285	1,378,623	1,245,206
Total liabilities and shareholders' equity	$ 235,956	1,470,029	1,311,110

Consolidated Balance Sheets (Parenthetical) Share data in Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Allowance for Doubtful Accounts Receivable, Current	$ 355	2,208,000		2,542,000
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	$ 931	5,800,000		2,457,000
Common Stock, Par Value Per Share	$ 0.0001		$ 0.0001
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000	500,000,000
Common Stock, Shares, Issued	154,473,159	154,473,159	154,473,159	154,473,159
Common Stock, Shares, Outstanding	155,635,016	155,635,016	155,635,016	155,635,016

Consolidated Statements of Income In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Net revenue	$ 107,534	669,948	541,614	418,628
Cost of revenue	(11,317)	(70,504)	(58,073)	(41,650)
Gross profit	96,217	599,444	483,541	376,978
Operating expenses
Research and development costs	(11,433)	(71,228)	(41,805)	(39,409)
Sales, marketing and distribution expenses	(51,078)	(318,223)	(254,767)	(194,877)
General and administrative expenses	(13,173)	(82,070)	(66,908)	(55,850)
Grant income	144	898	1,585	1,256
Income from operations	20,677	128,821	121,646	88,098
Interest income	4,126	25,708	18,499	12,950
Impairment loss on available-for-sale securities	(3,279)	(20,427)	(1,334)	0
Share of gain/(loss) in non-consolidated affiliates	(105)	(655)	(1,590)	704
Other income/(loss), net	(160)	(994)	(851)	1,306
Total other income, net	582	3,632	14,724	14,960
Income before income tax expense	21,259	132,453	136,370	103,058
Income tax expense	(4,796)	(29,878)	(28,210)	(21,772)
Net income	16,463	102,575	108,160	81,286
Less: net profit/(loss) attributable to non- controlling interest, net of tax	35	221	(413)	0
Net income attributable to 3SBio Inc.	$ 16,428	102,354	108,573	81,286
Net income attributable to 3SBio Inc. per share:
- Basic	$ 0.11	0.66	0.71	0.54
- Diluted	$ 0.1	0.64	0.69	0.53
Weighted average shares:
- Basic	154,726,537	154,726,537	153,310,128	151,241,036
- Diluted	158,971,682	158,971,682	157,148,685	154,131,768

Consolidated Statements of Comprehensive Income In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Net income	$ 16,463	102,575	108,160	81,286
Other comprehensive income/(loss), net of tax:
Net unrealized gain/(loss) in available-for- sale securities, net of nil tax	1,436	8,945	(26,545)	21,335
Foreign currency translation adjustments, net of nil tax	(317)	(1,974)	(10,214)	(10,258)
Total other comprehensive income/(loss), net of tax	1,119	6,971	(36,759)	11,077
Comprehensive income	17,582	109,546	71,401	92,363
Less: comprehensive profit/(loss) attributable to non-controlling interest	35	221	(413)	0
Comprehensive income attributable to 3SBio Inc.	$ 17,547	109,325	71,814	92,363

Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flow from operating activities
Net income	$ 16,428	102,354	108,573	81,286
Adjustments to reconcile net income to net cash provided by operating activities:
Loss/(gain) on disposal of property, plant and equipment	43	268	2,226	(371)
Loss on deconsolidation of subsidiaries	1,228	7,645	0	0
Allowance for doubtful accounts	17	103	71	624
Depreciation of property, plant and equipment	3,856	24,026	20,002	13,906
Amortization of prepaid land lease payment	88	550	369	353
Amortization of intangible assets	608	3,791	2,781	1,103
Amortization of deferred income	(211)	(1,312)	(1,374)	(374)
Amortization of deferred expenses	56	350	16	0
Share-based compensation expenses	3,667	22,844	21,193	24,498
Non-controlling interest	35	221	(413)	0
Impairment of available-for-sale securities	3,279	20,427	1,334	0
Foreign currency exchange (gain)/loss, net	(29)	(179)	(176)	249
Deferred income tax expense/(benefit)	(96)	(599)	(441)	1,075
Share of (gain)/loss in non-consolidated affiliates	105	655	1,590	(704)
Changes in operating assets and liabilities:
Accounts receivable	(205)	(1,280)	(35,560)	(23,605)
Notes receivable	(1,890)	(11,774)	8,403	(24,381)
Inventories	(1,236)	(7,701)	(5,609)	(6,312)
Prepaid expenses and other receivables	(197)	(1,231)	(5,529)	(17,265)
Accounts payable	(394)	(2,453)	1,188	2,294
Accrued expenses and other payables	3,239	20,180	12,072	4,026
Income tax payable	(830)	(5,169)	6,908	72
Long-term receivables	121	756	(513)	659
Deferred income	2,166	13,494	0	1,000
Net cash provided by operating activities	29,848	185,966	137,111	58,133
Cash flow from investing activities
Purchase of property, plant and equipment	(7,400)	(46,102)	(34,883)	(40,821)
Proceeds from disposal of property, plant and equipment	69	425	14	0
Purchase of available-for-sale securities		0	0	(31,951)
Issuance of short-term loan	(203)	(1,263)	(2,000)	(26,400)
Repayment of short-term loan	321	2,000	26,400	0
Purchase of intangible assets	(1,341)	(8,357)	(8,097)	(41,277)
Prepaid land lease payment		0	(9,826)	0
Purchase of time deposits	(67,622)	(421,294)	(399,201)	(463,405)
Proceeds from maturity of time deposits	80,127	499,201	378,405	433,451
Restricted cash for investment in a subsidiary		0	0	(1,000)
Release of restricted cash for investment in subsidiary		0	1,000	9,300
Investment in non-consolidated affiliates	(788)	(4,911)	0	(3,131)
Prepayment for investment		0	(4,134)	0
Net cash (used in) provided by investing activities	3,163	19,699	(52,322)	(165,234)
Cash flow from financing activities
Gross proceeds from exercise of stock options	78	486	4,713	6,763
Proceeds from investment by non-controlling interest		0	11,250	0
Net cash provided by financing activities	78	486	15,963	6,763
Effect of foreign currency exchange rate change on cash	(226)	(1,407)	(8,189)	(9,179)
Net (decrease)/ increase in cash and cash equivalents	32,863	204,744	92,563	(109,517)
Cash and cash equivalents, at beginning of year	39,456	245,813	153,250	262,767
Cash and cash equivalents, at end of year	72,319	450,557	245,813	153,250
Cash paid during the year for:
Income taxes paid	(5,721)	(35,645)	(21,264)	(20,279)
Non-cash transactions:
Acquisition of property, plant and equipment included in accrued expenses and other payables	$ (713)	(4,442)	(3,680)	(6,923)

Consolidated Statements of Shareholders' Equity In Thousands, except Share data	Share capital [Member] USD ($)	Share capital [Member] CNY	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] CNY	Accumulated other comprehensive loss [Member] USD ($)	Accumulated other comprehensive loss [Member] CNY	Retained earnings [Member] USD ($)	Retained earnings [Member] CNY	Non-controlling interest [Member] USD ($)	Non-controlling interest [Member] CNY	Total USD ($)	Total CNY
Beginning Balance at Dec. 31, 2009		121		915,267		(100,608)		197,458				1,012,238
Beginning Balance (Shares) at Dec. 31, 2009		150,641,461
-Shares issued upon vesting of shares/RSUs granted to independent directors and executives		1		22,538								22,539
-Shares issued upon vesting of shares/RSUs granted to independent directors and executives (Shares)		1,103,499
-Share options granted to executives and employees				2,149								2,149
-Shares issued pursuant to exercise of vested options		1		6,763								6,764
-Shares issued pursuant to exercise of vested options (Shares)		909,188
Capital injection from non-controlling interest shareholder												0
Net income												81,286
Net income attributable to 3SBio Inc.												81,286
Net income attributable to non-controlling interest												0
Net unrealized loss on available-for-sale securities, net of nil tax						21,335						21,335
Foreign currency translation adjustments, net of nil tax						(10,258)						(10,258)
Ending Balance at Dec. 31, 2010		123		946,717		(89,531)						1,136,053
Ending Balance (Shares) at Dec. 31, 2010		152,654,148
Beginning Balance at Jan. 01, 2010
Net income								81,286				81,286
Ending Balance at Dec. 31, 2010		123		946,717		(89,531)		278,744				1,136,053
Beginning Balance (Shares) at Dec. 31, 2010		152,654,148
-Shares issued upon vesting of shares/RSUs granted to independent directors and executives		1		21,128								21,129
-Shares issued upon vesting of shares/RSUs granted to independent directors and executives (Shares)		1,062,220
-Share options granted to executives and employees				660								660
-Shares issued pursuant to exercise of vested options				4,713								4,713
-Shares issued pursuant to exercise of vested options (Shares)		756,791
Capital injection from non-controlling interest shareholder										11,250		11,250
Net income												108,160
Net income attributable to 3SBio Inc.								108,573				108,573
Net income attributable to non-controlling interest										(413)		(413)
Net unrealized loss on available-for-sale securities, net of nil tax						(26,545)						(26,545)
Foreign currency translation adjustments, net of nil tax						(10,214)						(10,214)
Ending Balance at Dec. 31, 2011		124		973,218		(126,290)		387,317		10,837		1,245,206
Ending Balance (Shares) at Dec. 31, 2011		154,473,159
-Shares issued upon vesting of shares/RSUs granted to independent directors and executives		1		23,231								23,232
-Shares issued upon vesting of shares/RSUs granted to independent directors and executives (Shares)		1,062,849
-Share options granted to executives and employees				153								153
-Shares issued pursuant to exercise of vested options				486								486
-Shares issued pursuant to exercise of vested options (Shares)		99,008
Capital injection from non-controlling interest shareholder												0
Net income											16,463	102,575
Net income attributable to 3SBio Inc.								102,354			16,428	102,354
Net income attributable to non-controlling interest										221	35	221
Net unrealized loss on available-for-sale securities, net of nil tax						8,945						8,945
Foreign currency translation adjustments, net of nil tax						(1,974)						(1,974)
Ending Balance at Dec. 31, 2012	$ 20	125	$ 160,044	997,088	$ (19,152)	(119,319)	$ 78,598	489,671	$ 1,775	11,058	$ 221,285	1,378,623
Ending Balance (Shares) at Dec. 31, 2012	155,635,016

Principal activities, organization and basis of presentation	12 Months Ended
Dec. 31, 2012
Principal activities, organization and basis of presentation [Text Block]

1. Principal activities, organization and basis of presentation

Principal activities

3SBio Inc. (the “Company”) and subsidiaries (collectively the “Group”) are principally engaged in the research, development, manufacture and distribution of pharmaceutical products in the People’s Republic of China (the “PRC”). The Group currently manufactures and/or distributes five types of biopharmaceutical products, which include the following:

  EPIAO, an injectable recombinant human erythropoietin that is used to stimulate the production of red blood cells in patients with anemia and to reduce the need for blood transfusions;
  TPIAO, a recombinant human thrombopoietin indicated for the treatment of chemotherapy-induced thrombocytopenia;
  Two legacy products, including Intefen, a recombinant interferon alpha-2a product indicated for the treatment of carcinoma of the lymphatic or hematopoietic system and viral infectious diseases; and Inleusin, a recombinant human IL-2 product indicated for the treatment of renal cell carcinoma, metastatic melanoma, thoratic fluid build-up caused by cancer and tuberculosis; and
  Iron Sucrose Supplement (“Iron”), an intravenously administered prescription drug that is designed to treat anemia associated with iron deficiency, is indicated for patients with end-stage renal disease requiring iron replacement therapy.

Organization

The Company was incorporated in the Cayman Islands in August 2006 under the Cayman Islands Companies Law as an exempted company with limited liability.

On February 7, 2007, the Company’s shares were listed on the Nasdaq Global Market following the completion of its initial public offering (“IPO”). The Company does not conduct any substantive operations of its own but conducts its primary business operations through its subsidiaries and variable interest entity (“VIE”).

The Company was incorporated as part of the reorganization of Shenyang Sunshine Pharmaceutical Company Limited (“Shenyang Sunshine”) and its consolidated entities (the “Reorganization”) in preparation of the Company’s IPO. In connection with the Reorganization, and pursuant to a shareholders’ agreement amongst the existing beneficial shareholders of Shenyang Sunshine, an ultimate beneficial shareholder of Shenyang Sunshine established Collected Mind Limited (“Collected Mind”) in July 2006 in the British Virgin Islands and held the interest in Collected Mind on behalf of all the ultimate beneficial shareholders of Shenyang Sunshine or their nominees, in proportion to their respective effective share ownership in Shenyang Sunshine. Collected Mind acquired all of the equity interest in Shenyang Sunshine in August 2006. Shortly after this acquisition, the Company was established as the ultimate holding company. In September 2006, in consideration of the Company’s issuance of shares to the ultimate beneficial shareholders of Collected Mind or their nominees in proportion to each of their beneficial interest in Collected Mind, the entire equity interest in Collected Mind was acquired by the Company. Upon completion of the Reorganization, Collected Mind and the Company became Shenyang Sunshine’s immediate and ultimate holding companies, respectively. The proportionate ownership of the Company immediately after the Reorganization is substantially the same.

Shenyang Sunshine was established in the PRC in January 1993 as a Sino-foreign joint stock limited company. In connection with the Reorganization, Shenyang Sunshine became a wholly foreign-owned enterprise in the PRC.

Prior to the Reorganization, Shenyang Sunshine consolidated Liaoning Bio-Pharmaceutical Company Limited (“Liaoning Sunshine”) as it held a 90% controlling interest in Liaoning Sunshine. Liaoning Sunshine is primarily engaged in the distribution of the Group’s in-licensed products, currently comprising Iron.

In connection with the Reorganization and for purposes of compliance with certain PRC rules and regulations related to the distribution of pharmaceutical products, Shenyang Sunshine transferred its 90% equity interest in Liaoning Sunshine to Mr. Dan Lou, a director of the Company, in November 2006. In January 2007, Shenyang Sunshine entered into a series of contractual arrangements (“Contractual Agreements”) with Liaoning Sunshine and its shareholder including a business cooperation agreement, equity interest acquisition agreement, voting rights agreement and equity pledge agreement. The principal terms of the Contractual Agreements entered into between Shenyang Sunshine, Liaoning Sunshine (the “VIE”) and its shareholder are further described below:

Business cooperation agreement

Under the business cooperation agreement between Shenyang Sunshine and Liaoning Sunshine, as amended in December 2012, Shenyang Sunshine, as an exclusive service provider, provides technology support services and market development and consulting services to Liaoning Sunshine, and, as consideration, receives 70% of Liaoning Sunshine’s net profit before tax as service fees. Shenyang Sunshine may adjust the percentage of the service fee at its sole discretion unilaterally. In addition, Liaoning Sunshine has agreed that, without the prior written consent of a majority of the Company’s independent directors, it will not increase or decrease its registered capital, declare dividends or make similar payments, make any investment, incur any indebtedness, mortgage or dispose of its material assets, or consolidate or merge with any other entity. This agreement has an initial term of 10 years, and, thereafter, renewable at Shenyang Sunshine’s option. Shenyang Sunshine may unilaterally revoke or terminate the agreement with prior notice to but not consent of Liaoning Sunshine and Liaoning Sunshine may not revoke or terminate the agreement.

Equity interest acquisition agreement

Shenyang Sunshine and Mr. Dan Lou entered into a purchase agreement for the acquisition of equity interest in Liaoning Sunshine in December 2006, as supplemented in January 2009 and amended in December 2012 respectively. Pursuant to this agreement, Mr. Dan Lou granted Shenyang Sunshine an irrevocable and exclusive right to purchase, to the extent permissible under PRC law, the equity interest in Liaoning Sunshine for a purchase price of RMB13.5 million, immediately after Shenyang Sunshine obtains the requisite PRC government approval(s). The purchase price of RMB13.5 million was prepaid by Shenyang Sunshine to Mr. Dan Lou shortly after the signing of this agreement in December 2006. In addition, under this agreement, Shenyang Sunshine may appoint the president, chief financial officer and other senior management of Liaoning Sunshine; and may unilaterally adjust the service fees charged under the business cooperation agreement. Shenyang Sunshine commits to provide financial support to Liaoning Sunshine including but not limit to absorbing its operating losses, which financial support Shenyang Sunshine may not require Liaoning Sunshine to repay. This agreement remains in effect until all of the equity interest in Liaoning Sunshine is acquired by Shenyang Sunshine. Shenyang Sunshine may unilaterally revoke or terminate the agreement with prior notice to but not consent of Mr. Dan Lou and Mr. Dan Lou may not revoke or terminate the agreement. Liaoning Sunshine must obtain Shenyang Sunshine’s approval prior to executing any contracts over RMB100,000 except in the ordinary course of business.

Voting rights agreement

Shenyang Sunshine and Mr. Dan Lou entered into a voting rights agreement in December 2006, which was amended in December 2012. Pursuant to this agreement, Mr. Dan Lou grants to Shenyang Sunshine a power of attorney that appoints Shenyang Sunshine as his legal representative with full authority to vote on all matters concerning Liaoning Sunshine; and to exercise all shareholder rights, with respect to all the equity interests of Liaoning Sunshine owned by him, with such grant to be in effect henceforth for all the periods where Mr. Dan Lou is a shareholder of Liaoning Sunshine. Shenyang Sunshine may unilaterally revoke or terminate the agreement with prior notice to but not consent of Mr. Dan Lou and Mr. Dan Lou may not revoke or terminate the agreement.

Equity pledge agreement

Shenyang Sunshine and Mr. Dan Lou entered into an equity pledge agreement in January 2007, which was amended in December 2012. Pursuant to the equity pledge agreement between Shenyang Sunshine and Mr. Dan Lou, Mr. Dan Lou pledged all of his equity interest in Liaoning Sunshine to Shenyang Sunshine to guarantee his obligations under the equity interest acquisition agreement and the voting rights agreement. Shenyang Sunshine is entitled to collect all dividends and other distributions if and when declared and paid by Liaoning Sunshine, during the term of this agreement. The equity pledge agreement remains in effect until Mr. Dan Lou fulfills all of his respective obligations under the equity interest acquisition agreement and the voting rights agreement. Shenyang Sunshine may unilaterally revoke or terminate the agreement with prior notice to but not consent of Mr. Dan Lou and Mr. Dan Lou may not revoke or terminate the agreement.

As a result of these Contractual Agreements, the Company consolidates Liaoning Sunshine in accordance with Securities and Exchange Commission (“SEC”) Rule SX-3A-02 and Accounting Standards Codification (“ASC”) subtopic 810-10 Consolidation: Overall , because Shenyang Sunshine (the “Primary Beneficiary”) has the power to direct the activities that most significantly impact the economic performance of Liaoning Sunshine and is obligated to absorb substantially all of the expected losses of the VIE.

However, uncertainties in the PRC legal system could cause the Group’s current ownership structure to be found in violation of future PRC laws or regulations and could limit the Company’s ability, through Shenyang Sunshine, the Primary Beneficiary, to enforce its rights under these Contractual Agreements. Furthermore, the shareholder of the VIE may have interests that are different than those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the Contractual Agreements. In such case, the Company may not be able to operate or control the VIE, or do so to the extent the business requires, which may result in deconsolidation of the VIE and its subsidiary.

The following table sets forth the assets and liabilities of the VIE and its subsidiary included in the Company’s consolidated balance sheets:

	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000
Current assets	21,465	56,551	9,077
Non-current assets	25,364	42,799	6,870
Total assets	46,829	99,350	15,947

Current liabilities	2,457	5,800	931
Total liabilities	2,457	5,800	931

The financial performance and cash flows of the VIE and its subsidiary is as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

Net revenues	23,169	31,374	42,714	6,856

Net income /(loss)	(1,864)	2,344	(6,608)	(1,061)
Net cash used in operating activities	(5,409)	(3,540)	(6,181)	(992)
Net cash provided by/(used in) investing activities	5,424	(16,424)	(53,811)	(8,637)
Net cash provided by financing activities	-	-	-	-

As of December 31, 2012, there was no pledge or collateralization of the VIE’s assets and the Primary Beneficiary has not provided any financial support that it was not previously contractually required to. Creditors of the VIE and its subsidiary have no recourse to the general credit of Shenyang Sunshine or the Company. The amount of the net assets of the VIE, which are restricted under PRC laws and regulations, was RMB93,550,000 (US$15,020,000) as of December 31, 2012.

China Sansheng Medical Limited (“HK Sunshine”) was established in Hong Kong in November 2009. HK Sunshine was established as a wholly-owned subsidiary of Collected Mind and engages in merger and acquisition efforts, as well as import and export transactions. As of December 31, 2012, HK Sunshine has not had any significant business activities.

Liaoning Sunshine Technology & Development Co., Ltd. (“Sunshine Tech”) was established as a wholly-owned subsidiary of Liaoning Sunshine in December 2009 and engages in medical technology development, transfer of technology and technical consulting activities.

Pursuant to the strategic alliance entered between the Group and Ascentage Pharma Group Corporation, Ltd. (“APGC”) in February 2010, the Group acquired a 40% equity interest in both APGC and Ascentage Shanghai Pharmaceutical Co., Ltd. (“Ascentage SH”), a PRC domestic company under common control with APGC), in December 2010 and June 2010, respectively. APGC and Ascentage SH engage in research and development (“R&D”) activities and hold and maintain certain pharmaceutical products intellectual property (“IP”) rights. Refer to Note 7 and Note 16(b) for details of this arrangement.

On November 4, 2010, the Group entered into an assets acquisition agreement with EnzymeRX LLC (“EnzymeRX”) to purchase certain R&D related assets. Related to the assets acquisition arrangement, the Group formed 3SBio, LLC, a limited liability company in Delaware, USA, on November 30, 2010. Two LLC series under 3SBio, LLC, 3SBio IP Assets Series (“IP Series”) and 3SBio US Assets Series (“Assets Series”), were established to hold the assets acquired from EnzymeRX. Each assets series is a segregated assets series with liabilities insulation between the distinct series, as provided under the Delaware Limited Liability Company Act. The members of IP Series and Assets Series are Shenyang Sunshine and the Company, respectively. IP Series was dissolved in July 2012. As of December 31, 2012, Assets Series has not been involved in any business activities.

In December 2010, Jiangsu Sunshine Pharmaceutical Technology Company Limited (“Jiangsu Sunshine”) was established as a wholly-owned subsidiary of the Company in the PRC, with paid-in capital of RMB30,000,000. Jiangsu Sunshine is engaged in seeking medical technology development and other R&D opportunities in the southern part of the PRC. As of December 31, 2012, Jiangsu Sunshine has not had any significant business activities.

In December 2010, Taizhou Huan Sheng Investment Management Company Limited (“Taizhou Huan Sheng”) was established as a wholly-owned subsidiary of the Company in the PRC, with paid-in capital of RMB1,000,000. Taizhou Huan Sheng was established to cooperate with other investors to invest in local R&D projects.

In May 2011, Taizhou Huan Sheng Healthcare Industry Investment Center, LLP (“3SBio Ventures”) was established in the PRC with a total investment amount of RMB250,000,000. Shenyang Sunshine and Taizhou China Medicine City Company (“CMC”) own 80% and 20% limited partner interest in 3SBio Ventures, respectively. As of December 31, 2012, an investment of RMB56,300,000 (US$9,037,000) has been made by the two parties, of which RMB45,040,000 (US$7,229,600) was made by Shenyang Sunshine. The investment partnership is managed by Taizhou Huan Sheng, the general partner of 3SBio Ventures. 3SBio Ventures is engaged in seeking investments in the life sciences sector that support the Group’s strategic development. 3SBio Ventures will have an investment horizon of eight years with an option to extend. As of December 31, 2012, 3SBio Ventures has not had any significant business activities.

In February 2012, the Company entered into a collaboration agreement with DaVita Inc. (NYSE: DVA, "DaVita"), a leading provider of kidney care services for those diagnosed with chronic kidney disease, to provide kidney care services in Jilin and Liaoning, two provinces in north eastern China. The total committed investment to be made is US$20,000,000 with DaVita and the Company contributing 70% and 30%, respectively. In June 2012, Sunshine Tech formed a joint venture, Davita-3SBio Healthcare Management (Liaoning) Co., Ltd. (“JV ManageCo”) in Benxi with DaVita China PTE. LTD (“DaVita China”), a corporation organized under the laws of the Republic of Singapore, a wholly-owned subsidiary of DaVita, to provide dialysis services in Jilin and Liaoning province. DaVita China and Sunshine Tech hold 70% and 30% equity interest in the joint venture, respectively. As of December 31, 2012, an investment of RMB11.2 million (US$1.8 million) has been made by the two parties, of which RMB3.4 million (US$0.5 million) was made by Sunshine Tech. Pursuant to the collaboration agreement, in August 2012, the Group transferred the control of the clinical centers, each a separate PRC legal entity, owned by Sunshine Tech (collectively “Clinical Centers”), to JV ManageCo and as a result, the Group deconsolidated the assets and liabilities of the Clinical Centers. Refer to note 16(d).

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Summary of significant accounting policies and practices	12 Months Ended
Dec. 31, 2012
Summary of significant accounting policies and practices [Text Block]

2. Summary of significant accounting policies and practices

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, the VIE and its subsidiary. All significant intercompany balances and transactions between the Company, its subsidiaries and consolidated VIE have been eliminated upon consolidation.

Currency translation for financial statement presentation

Solely for the convenience of the readers, certain 2012 RMB amounts included in the accompanying consolidated financial statements have been translated into U.S. dollars at the rate of US$1.00 = RMB6.2301, being the noon buying rate for U.S. dollars in effect on December 30, 2012 for cable transfers in RMB per U.S. dollar as certified for custom purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at that rate or at any other rate on December 31, 2012, or on any other date.

Foreign currency transactions

The reporting currency of the Group is Renminbi (“RMB”).The functional currency of the Company’s PRC-based subsidiaries and consolidated VIE is RMB, whereas the functional currency of the Company and its non-PRC-based subsidiaries is the U.S. dollar (“US$”).

Transactions of the PRC-based subsidiaries and VIE denominated in currencies other than RMB are re-measured into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are re-measured into RMB using the applicable exchange rates quoted by the PBOC at the balance sheet dates. The resulting exchange differences are recorded in “other income, net” in the consolidated statements of income.

Assets and liabilities of the Company and non-PRC-based subsidiaries are translated into RMB using the exchange rate on the balance sheet dates. Income and expenses are translated at average exchange rates prevailing during the year. The gains and losses resulting from translation of financial statements of the Company and the Company’s non-PRC-based subsidiaries are recorded as foreign currency translation adjustments, a separate component of accumulated other comprehensive loss within shareholders’ equity.

Comparative figures

Certain items in prior years’ consolidated financial statements have been reclassified to conform to the current year’s presentation.

Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management of the Company to make a number of estimates and assumptions relating to the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities on the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual financial results could differ significantly from those estimates. On an ongoing basis, management reviews its estimates and assumptions including, but not limited to, those related to the recoverability of the carrying amount and estimated useful lives of long-lived assets; valuation and other-than-temporary impairment of investments; realizability of inventories; allowance for doubtful accounts receivables; provision for sales rebates; valuation allowance for deferred tax assets; and share-based compensation. Changes in facts and circumstances may result in revised estimates.

Concentrations of risks

Concentration of credit risk

Cash and cash equivalents, restricted cash, time deposits, accounts receivable and notes receivable are potentially subject to concentration of credit risk. Cash and cash equivalents, restricted cash and time deposits are placed with financial institutions that management believes are of high credit quality. Accounts receivable are derived from revenue earned from customers located primarily in the PRC. The Company maintains an allowance for doubtful accounts based upon historical experience and the age of receivables, as well as taking into consideration economic and regulatory conditions. Determining appropriate allowances for these losses is an inherently uncertain process, and ultimate losses may vary from the current estimates, resulting in a material impact to future statements of income or cash flows. Due to the relatively small dollar amount of individual accounts receivable, the Company generally does not require collateral on these balances. The allowance for doubtful accounts was RMB2,542,000 and RMB2,208,000 (US$355,000) as of December 31, 2011 and 2012, respectively.

As of December 31, 2012 and 2011, no single customer accounted for more than 10% of outstanding net accounts receivable.

Currency convertibility risk

RMB is not a fully convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China (“PBOC”), controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market. All foreign exchange transactions involving RMB must take place either through the PBOC or other institutions authorized to buy and sell foreign exchange. Commencing from July 21, 2005, the PRC government moved the RMB into a managed floating exchange rate regime based on market supply and demand with reference to a basket of currencies. The exchange rate has continued to fluctuate since that time.

Business and economic risks

The Company participates in a fast-growing and highly competitive industry. The Company believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows: government regulations and policies; product pricing pressures; government sponsored insurance programs and government medical procurement; competition; demand for our major products; marketing and distribution network; product development; operation enhancement; and outside collaboration. There are other risks and uncertainties that could materiality affect the Company.

Sales to the Company’s top five distributors accounted for 30% to 40% of total net revenue for the years ended December 31, 2010, 2011 and 2012. The following is sales to a customer that individually comprised 10% or more of net revenues:

	Year ended December 31,
	2010		2011		2012		2012
	RMB’000%		RMB’000%		RMB’000%		$’000
Beijing Tianxingpuxin Bio-Medical Co., Ltd.	46,762	11%	57,382	11%	67,886	10%	10,896

Purchases from the Company’s top five suppliers accounted for 30% to 40% of total inventories purchased for the years ended December 31, 2010, 2011 and 2012. The following are inventory purchases from suppliers that individually comprised 10% or more of total inventories purchased in any of the years ended December 31, 2010, 2011 and 2012:

	Year ended December 31,
	2010		2011		2012		2012
	RMB’000%		RMB’000%		RMB’000%		$’000%
Chengdu Tiantaishan Pharmaceutial Co., Ltd.	1,622	7%	3,553	11%	3,984	10%	639	10%
Nanjing Lifenergy R&D Co., Ltd.	2,426	10%	2,156	6%	1,686	4%	271	4%

The Company’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC.

Foreign currency exchange rate risk

The Company’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents, time deposits and accounts receivable denominated in US$, Australian Dollar (AUD) and Hong Kong Dollar (HKD). The functional currency of the Company is US$, and the reporting currency is RMB. Since July 21, 2005, the RMB has been permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The depreciation of the US$ against RMB was approximately 1.0% in 2012. Any significant revaluation of RMB may materially and adversely affect the cash flows, revenues, earnings and financial position, and the value of, and any dividends payable on, the American Depository Shares ("ADSs") in U.S. dollars. As a result, an appreciation of RMB against the U.S. dollar would result in foreign currency translation losses when translating the net assets of the Company from the U.S. dollar into RMB.

Fair value measurements of financial instruments

The carrying amounts of the Group’s cash and cash equivalents, restricted cash, time deposits, accounts receivable, notes receivable and accounts payable approximate their fair value as of the balance sheet dates because of their short maturity. Fair values for investment securities that are classified as available-for-sale securities are determined by using quoted market prices and valuation methodologies, primarily discounted cash flow analysis.

Cash and cash equivalents, time deposits and restricted cash

Cash and cash equivalents consist of cash on hand, interest-bearing deposits placed with banks and short-term, highly liquid investments with original maturities of three months or less. Interest-bearing time deposits with financial institutions with original maturities in excess of three months are excluded from cash and cash equivalents and classified as time deposits. Time deposits with remaining maturities longer than one year are classified as non-current assets. The interest rates of the time deposits ranged from 0.77% to 5.1% per annum with a weighted-average original maturity of 1.2 years.

Restricted cash as of December 31, 2012 comprises RMB668,000 (US$107,000) housing maintenance enhancement fund. The maintenance enhancement fund can only be used upon employees’ application and the related government authority’s approval.

As of December 31, 2011 and 2012, the amount of cash and cash equivalents, restricted cash and time deposits with original maturities over three months held in financial institutions by geographic location is as follows:

	December 31,
	2011	2012	2012
	RMB’000	RMB’000	$’000

- the PRC	675,083	833,265	133,748
- Hong Kong	90,596	59,254	9,510

	765,679	892,519	143,258

As of December 31, 2011 and 2012, the Group’s cash and cash equivalents, restricted cash and time deposits with original maturities over three months denominated in U.S. dollars, Renminbi and other foreign currencies are as follows:

	December 31,
	2011	2012
	’000	’000
U.S. dollars	24,516	21,127
Renminbi	598,810	752,277
HKD	7,752	2,416
AUD	974	1,027

The group holds its cash, cash equivalents, restricted cash and time deposits in major financial institutions that management believes are of high credit quality.

Accounts receivable and notes receivable

Accounts receivable are stated at the invoiced amount after deduction of trade discounts and allowances, if any, and is non-interest bearing. The allowance for doubtful accounts is the Group’s best estimate of the amount of credit losses in the Group’s existing accounts receivable. The Group determines the allowance based on historical write-off experience, customer specific facts and economic conditions.

Outstanding account balances are reviewed individually for collectability. Account balances are written off after all means of collection have been exhausted and the potential for recovery is considered remote. Shenyang Sunshine and its consolidated entities are required to comply with local tax requirements on the write-offs of doubtful accounts, which allow for such write-offs only when sufficient evidence is available to prove the debtor’s inability to make payments. The Group does not have any off-balance-sheet credit exposure related to its customers.

No notes receivable provision is considered necessary as the notes are issued by reputable commercial banks in the PRC, where risk of non-payment by customers rests with the banks.

Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the weighted average cost method. Cost of work-in-progress and finished goods comprise of direct materials, direct production cost and an allocated proportion of production overheads based on normal operating capacity. Adjustments are made to write down excess or obsolete inventories to their estimated realizable values.

Available-for-sale securities

Available-for-sale securities consist of debt and equity marketable securities and a convertible promissory note. Available-for-sale securities considered available for use in current operations are classified as current assets.

Available-for-sale securities are recorded at fair value. Unrealized holding gains and losses, net of the related tax effect, if any, are reported as a separate component of accumulated other comprehensive loss until realized. Realized gains and losses from the sale or disposal of available-for-sale securities are determined on a specific-identification basis.

A decline in the market value of any available-for-sale security that is deemed to be other-than-temporary results in an impairment to the carrying amount to fair value. The impairment is charged to earnings and a new cost basis for the security is established. To determine whether impairment is other-than-temporary, the Group considers whether it has the ability and intent to hold the investment until a market price recovery and considers whether evidence indicating the cost of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the impairment, changes in value subsequent to year-end, forecasted performance of the investee, and the general market condition in the geographic area or industry the investee operates in.

Interest income from available-for-sale securities is recognized in other income when earned.

Investments in non-consolidated affiliates

Pursuant to ASC 323-10: Investments – Equity Method and Joint Ventures – Overall , investments in companies in which the Group can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting. Significant influence is generally presumed to exist when the Group owns between 20% and 50% of the investee.

Under the equity method of accounting, only the Group’s investment in and amounts due to and from the equity investee are included in the consolidated balance sheets. The Group initially records its investment at cost and adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss in the consolidated statements of income after the date of acquisition. The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill included in the equity method investment on the consolidated balance sheets.

Impairment of investments in non-consolidated affiliates

For investments accounted for using the equity method of accounting, the Group determines impairment by assessing whether an other-than-temporary decline in value of the investment has been sustained. If it has been determined that an investment has sustained an other-than-temporary decline in its value, the investment is written down to its fair value by a charge to earnings. This evaluation is dependent on the specific facts and circumstances. The Group evaluates information such as the investee’s budgets, business plans and financial statements in addition to quoted market prices, if any, in determining whether an other-than-temporary decline in value exists. Factors indicative of an other-than-temporary decline include recurring operating losses, credit defaults and subsequent rounds of financing at an amount below the cost basis of the Group’s investment. This list is not all-inclusive and the Group weighs all known quantitative and qualitative factors.

Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation on property, plant and equipment is calculated based on the straight-line method, after taking into account their respective estimated residual values, over the estimated useful lives of the assets as follows:

Buildings	10 - 20 years
Plant and machinery	5 - 10 years
Motor vehicles	4 - 5 years
Furniture and fixtures	3 - 10 years
Computer equipment	3 years

The Company constructs certain of its fixed assets. All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction-in-progress. No depreciation is provided in respect of construction-in-progress. Construction in progress is transferred to specific fixed asset items and depreciation of these assets commences when they are ready for their intended use.

Depreciation of property, plant and equipment attributable to manufacturing activities is capitalized as part of inventory, and expensed to cost of revenues when inventory is sold.

Expenditures for maintenance and repairs are expensed as incurred.

The gain or loss on the disposal of property, plant and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of income as other income/(loss).

Intangible assets

Intangible assets mainly include an exclusive distribution right of Iron in the PRC, a patent acquired from an unrelated third party, as well as acquired Pegsiticase related global IP rights and related in-progress R&D (“IPR&D”), which were determined to have alternative future use. Intangible assets other than IPR&D held by the Group have finite lives, are amortized over their estimated useful lives, ranging from 3.7 to 20 years (weighted average life of 7.8 years) and are carried at cost less accumulated amortization with no residual value. Amortization expense is recognized based on the straight-line method over the estimated useful lives. IPR&D is identified as having an indefinite useful life, which is not subject to amortization.

If intangible assets with indefinite use lives are subsequently determined to have finite useful lives, amortization will be provided prospectively over their estimated remaining useful lives and will be accounted for in the same manner as other intangible assets that are subject to amortization.

Impairment of long-lived assets

Long-lived assets, including property, plant and equipment and intangible assets with finite useful lives, are reviewed for impairment whenever events or changes in circumstances indicate, in management’s judgement, that the carrying amount of an asset may not be recoverable.

Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future undiscounted cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Fair value is measured by the asset’s discounted cash flows or market value, if readily determinable.

Intangible assets with indefinite useful lives are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired.

Prepaid land lease payment

Prepaid land lease payment represents the cost of land use rights in the PRC. Land lease payment is carried at cost and recognized as expense on a straight-line basis over the respective periods of the rights of 30 to 50 years.

The current portion of prepaid land lease payment represents the amount expected to be recognized as expense within one year from the balance sheet date, which has been included in “Prepaid expenses and other receivables” in the consolidated balance sheets.

Revenue recognition

Sales of pharmaceutical products represent the invoiced value of goods, net of value added taxes (“VAT”), sales returns, trade discounts and allowances. In accordance with ASC 605-10: Revenue recognition – Overall , the Group recognizes revenue when products are delivered and the customer takes ownership and assumes risk of loss, collection of the relevant receivable is reasonably assured, persuasive evidence of an arrangement exists and the sales price is fixed or determinable. Shipping and handling costs paid by the Group and recovered from customers are included in revenue and sales, marketing and distribution expenses.

In the PRC, VAT at a general rate of 17% on invoice amount is collected on behalf of tax authorities in respect of the sales of goods. Revenue is stated net of VAT. VAT collected from customers is offset with VAT paid by the Group for purchases, with the net amount recorded as a liability in the consolidated balance sheets until it is paid to the tax authorities.

Government grants

Government grants received from PRC government agencies are recognized as deferred grant income and recognized in the consolidated statements of income as and when they are incurred for the specific research and development projects or general operation purpose for which these grants are received.

Government grants relating to the domestic acquisition of property, plant and equipment are recognized in the consolidated balance sheets as deferred income when there is reasonable assurance that it will be received and amortized as other income over the weighted average useful life of the assets purchased under the related subsidized capital project.

Retirement and other post-retirement benefits

Contributions to retirement schemes (which are defined contribution plans) are charged to the consolidated statements of income as and when the related employee service is provided.

Pursuant to the relevant PRC regulations, the Company’s consolidated PRC subsidiaries and VIE are required to make contributions for each employee at a rate of approximately 20% on a standard salary base as determined by the local Social Security Bureau, to a defined contribution retirement scheme organized by the local Social Security Bureau in respect of the retirement benefits for the Group’s employees in the PRC. The total amount of contributions of RMB3,367,000, RMB5,046,000 and RMB6,228,000 (US$1,000,000) for the years ended December 31, 2010, 2011 and 2012, respectively, was charged to expense in the consolidated statements of income. The Group has no other obligation to make payments in respect of retirement benefits of the employees.

Income taxes

Income taxes are accounted for under the liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in the consolidated statements of income in the period that includes the enactment date.

The Group applies ASC 740-10: Income Taxes: Overall (“ASC 740-10”) to account for uncertainty in income taxes. ASC 740-10 requires that an entity recognizes in the consolidated financial statements the impact of a tax position, if that position is not more likely than not to be sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized on a cumulative probability basis. Changes in recognition or measurement are reflected in the period in which the change in judgement occurs. The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of income. As of and for the years ended December 31, 2010, 2011 and 2012, no unrecognized tax benefits or interest and penalties associated with uncertainty in income taxes have been recognized.

Advertising costs

Advertising costs are expensed as incurred. Advertising costs included in sales, marketing and distribution expenses were RMB1,204,000, RMB858,000 and RMB2,549,000 (US$409,000) for the years ended December 31, 2010, 2011 and 2012, respectively.

R&D costs

R&D costs are expensed as incurred. R&D costs consist primarily of the remuneration of R&D staff, depreciation, material, clinical trial costs as well as amortization of acquired technology and know-how used in R&D with alternative future uses. R&D costs also include costs associated with collaborative R&D and in-licensing arrangements, including upfront fees paid to collaboration partners in connection with technologies which have not reached technological feasibility and did not have an alternative future use. Reimbursement of R&D costs for arrangements with collaboration partners is recognized when the obligations are incurred.

Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, including among others, product liability. The Group records accruals for such contingency based upon the assessment of the probability of occurrence and, where determinable, an estimate of the liability. The Group may consider many factors in making these assessments including past history and the specifics of each matter. As the Group has not become aware of any product liability claim since operations commenced, the Group has not recognized a liability for product liability claims.

Earnings per share (“EPS”)

In accordance with ASC 260-10: Earnings Per Share: Overall , basic net income attributable to 3SBio Inc. per share is computed by dividing net income attributable to 3SBio Inc. by the weighted average number of ordinary shares outstanding. Diluted net income attributable to 3SBio Inc. per share is calculated by dividing net income attributable to 3SBio Inc. by the weighted average number of ordinary and dilutive potential ordinary shares outstanding during the period. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options, as well as vesting of nonvested shares and restricted share units (“RSUs”) that will be settled in the Company’s stock. The dilutive effect of outstanding stock options, nonvested shares and RSUs are reflected in diluted earnings attributable to 3SBio Inc. per share by application of the treasury stock method. The calculation of diluted net income attributable to 3SBio Inc. per share excludes all anti-dilutive shares.

The following table sets forth the computation of basic and diluted net income attributable to 3SBio Inc. per share:

	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	$’000
Numerator for basic and diluted net income attributable to 3SBio Inc. per share:
- Net income attributable to 3SBio Inc.	81,286	108,573	102,354	16,428
Denominator:
- Basic weighted average shares	151,241,036	153,310,128	154,726,537	154,726,537
- Effect of dilutive potential ordinary shares
RSUs	1,183,002	1,487,696	1,018,648	1,018,648
Nonvested shares	543,719	1,448,590	2,669,445	2,669,445
Options	1,164,011	902,271	557,052	557,052

	2,890,732	3,838,557	4,245,145	4,245,145
Diluted weighted average shares	154,131,768	157,148,685	158,971,682	158,971,682
Basic net income attributable to 3SBio Inc. per share	0.54	0.71	0.66	0.11

Diluted net income attributable to 3SBio Inc. per share	0.53	0.69	0.64	0.10

Comprehensive Income

Comprehensive income is defined to include all changes in equity except those resulting from investment by owners and distributions to owners. The Group’s components of comprehensive income during the years ended December 31, 2010, 2011 and 2012 were net unrealized gains and losses on available-for-sale securities and foreign currency translation adjustments.

Share-based payments

The Group adopts ASC 718-10: Compensation – Stock Compensation: Overall (“ASC 718-10”) for all share-based payments made by the Group. ASC 718-10 requires that all compensation cost related to employee share options or similar equity instruments be measured at grant date fair values of the awards. The Group recognizes compensation cost on a straight-line basis over the requisite service period, which is generally the same as the vesting period, for all awards with graded vesting. The Group adopts a lattice option-pricing model to determine the fair value of share options granted and forfeitures are estimated based on historical experience and are periodically reviewed.

The Group accounts for equity instruments issued to each member of the board of directors who is not an employee of the Group in accordance with the provisions of ASC 718-10. As those non-employee directors were all appointed to a board position that will be filled by shareholder election when the existing term expires and the awards granted to these directors are only for their services as directors, awards granted to these non-employee directors are treated in the same way as share-based payment to employees.

Segment reporting

The Group uses the management approach in determining operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions, allocating resources and assessing performance as the source of determining the Group’s reportable segments. Management, including the chief operating decision maker, reviews operating results solely by monthly revenue and operating results of the Group and, as such, the Group has determined that the Group has a single operating segment as defined by ASC 280-10: Segment Reporting: Overall , which is the research, development, manufacture and distribution of pharmaceutical products in the PRC.

Recently issued accounting standards

In July 2012, the Financial Accounting Standards Board (“FASB”) issued ASU 2012-02,

Testing Indefinite-Lived Intangible Assets for Impairment (“ASU 2012-02”). ASU 2012-02 allows entities to use a qualitative approach to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount and recognize an impairment loss, if any, to the extent the carrying value exceeds its fair value. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Company does not expect that the adoption of ASU 2012-02 will have a material impact on its consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”). ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, it requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. ASU 2013-02 is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. Early adoption is permitted. The Company does not expect that the adoption of ASU 2013-02 will have a material impact on its consolidated financial statements.

Accounts receivable, net	12 Months Ended
Dec. 31, 2012
Accounts receivable, net [Text Block]

3. Accounts receivable, net

Accounts receivable, net, consists of the following:

	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Accounts receivable	116,491	117,771	18,904

Less: Allowance for doubtful accounts	(2,542)	(2,208)	(355)
Total accounts receivable, net	113,949	115,563	18,549

An analysis of the allowance for doubtful accounts is as follows:

	December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

Balance at beginning of year	2,915	2,663	2,542	408
Charged to income	-	-	18	3
Credited to income	(234)	(111)	(352)	(56)
Written off against the allowance	(18)	(10)	-	-

Balance at end of year	2,663	2,542	2,208	355

The Group’s accounts receivable balances are all related to third-party customers. The Group has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. The Group does not obtain collateral from customers.

Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Text Block]

4. Inventories

Inventories consist of the following:

	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Raw materials	3,391	5,617	902
Work-in-progress	15,223	16,651	2,673
Finished goods	6,682	10,559	1,695
Consumables and packaging materials	2,308	2,603	417

Total inventories	27,604	35,430	5,687

Prepaid expenses and other receivables	12 Months Ended
Dec. 31, 2012
Prepaid expenses and other receivables [Text Block]

5. Prepaid expenses and other receivables

Prepaid expenses and other receivables consist of the following:

	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Prepayments and other deposits	7,444	16,459	2,642
Loan receivable	2,000	-	-
Other receivables	17,228	19,184	3,079

Total prepaid expenses and other receivables	26,672	35,643	5,721

Prepayments and other deposits as of December 31, 2011 and 2012 include RMB550,000 and RMB550,000 (US$88,000), respectively, of the current portion of prepaid land lease payment (Note 9), and RMB3,245,000 and RMB5,951,000 (US$955,000) of advances to employees, respectively. Prepayments and other deposits as of December 31, 2012 include RMB6,000,000 (US$963,000) prepayment to Shandong Qidu Pharmaceutical Co., Ltd. to acquire the manufacturing technology, trademark and exclusive distribution rights of Metadoxine.

Loan receivable as of December 31, 2011 was a short-term loan of RMB2,000,000 made to a third party. It was an uncollateralized three-month loan with interest rate mirrored to prevailing market rate. The loan was fully repaid in March 2012.

Other receivables mainly include interest receivable and other miscellaneous receivables.

Available-for-sale securities	12 Months Ended
Dec. 31, 2012
Available-for-sale securities [Text Block]

6. Available-for-sale securities

At December 31, 2011 and 2012, the fair values of available-for-sale securities held by the Group are as follows:

	December 31, 2011
		Foreign
		currency	Gross
		translation	unrealized	Impairment
	Cost	adjustment	gain/(loss)	loss	Fair value
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Current portion:
Equity securities	30,192	(1,869)	(5,493)	-	22,830
Non-current portion:
Convertible promissory note	1,334	-	-	(1,334)	-
Corporate debt securities	11,360	(1,395)	883	-	10,848
	12,694	(1,395)	883	(1,334)	10,848
Total available-for-sale securities	42,886	(3,264)	(4,610)	(1,334)	33,678

	December 31, 2012
		Foreign
		currency	Gross
		translation	unrealized	Impairment	Fair	Fair
	Cost	adjustment	gain	loss	value	value
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Current portion:
Equity securities	30,192	(2,156)	2,967	(20,427)	10,576	1,698
Non-current portion:
Corporate debt securities	11,360	(1,496)	1,368	-	11,232	1,803
Total available-for-sale securities	41,552	(3,652)	4,335	(20,427)	21,808	3,501

The fair values of equity securities and corporate debt securities are based on quoted market prices at each reporting date. The fair value of the convertible promissory note was determined using the income approach.

The corporate debt securities held by the Group as of December 31, 2012 are interest-bearing at 4.625 - 7.5% per annum and are publicly traded outside the PRC.

On August 23, 2010, the Group purchased a US$4,500,000 (RMB29,700,000) convertible debenture from Isotechnika Pharma Inc. (“Isotechnika”) with interest rate of 7% per annum. The convertible debenture carries a three-year maturity from issuance and the Group can convert the debenture into Isotechnika’s common shares anytime before maturity at a fixed rate of Canadian Dollar (“CAD”) 0.155 per share. During the year ended December 31, 2010, the Group converted the entire debenture into 30,734,877 common shares and recorded the converted shares as equity securities in available-for-sale securities. The Group holds a 16.1% equity investment in Isotechnika and has appointed one member to Isotechnika’s six-member board of directors.

The share price of Isotechnika’s common shares decreased from CAD0.155 as of the conversion date to CAD0.04 as of September 30, 2012. Since the investment cost exceeded its fair value for more than 12 months as of September 30, 2012, the Group recognised an impairment loss of US$3,279,000 (RMB20,427,000) in September 2012. The share price recovered to CAD0.055 as of December 31, 2012, resulting in an unrealized gain of US$437,000 (RMB2,721,000) being recognized in other comprehensive income for the year ended December 31, 2012. Refer to Note 24 for details.

On November 30, 2010, the Group purchased a convertible promissory note (the “Note”) with par value of US$200,000 (RMB1,334,000) and an annual interest rate of 7.5% compounded on a quarterly basis. The Group determined that there was other-than-temporary impairment in the Note and recorded an impairment loss of US$200,000 (RMB1,334,000) in the year ended December 31, 2011. Refer to Note 24 for details.

(a) Impairment loss on available-for-sale securities

The Group evaluates whether unrealized losses on available-for-sale securities indicate other-than-temporary impairment.

Other than the impairment loss recorded for the investment in Isotechnika, there were no indicators of other-than-temporary impairment of the Group’s available-for-sale securities held as of December 31, 2012.

An unrealized holding gain of RMB21,335,000, unrealized holding loss of RMB26,545,000 and unrealized holding gain of RMB8,945,000 (US$1,436,000) on available-for-sale securities was recognized in accumulated other comprehensive income for the years ended December 31, 2010, 2011 and 2012, respectively.

Other-than-temporary impairment of available-for-sale securities is analyzed as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000
Balance at beginning of year	-	-	1,334	214
Addition during the year	-	1,334	20,427	3,279
Balance at end of year	-	1,334	21,761	3,493

(b) Maturity information of available-for-sale securities at year-end

Maturities of the Group’s corporate debt securities classified as non-current available-for-sale are as follows:

	Year ended December 31,
	2012	2012
	RMB’000	US$’000
Due in one through five years	7,514	1,206
Due after five years through ten years	3,718	597

Total	11,232	1,803

Investment in non-consolidated affiliates	12 Months Ended
Dec. 31, 2012
Investment in non-consolidated affiliates [Text Block]

7. Investment in non-consolidated affiliates

		Year ended December 31,
	Ownership	2011	2012	2012
Name of Company	percentage	RMB’000	RMB’000	US$’000
- Ascentage SH	40%	2,245	3,159	507
- APGC	40%	-	-	-
- JV ManageCo	30%	-	5,135	824
Total		2,245	8,294	1,331

The Group acquired a 40% equity interest in APGC and Ascentage SH at a cost of RMB1,131,000 and RMB2,000,000 in December 2010 and June 2010, respectively. APGC and Ascentage SH are controlled by the same group of shareholders. APGC was incorporated in Hong Kong in June 2009, while Ascentage SH was incorporated in the PRC in June 2009. APGC and Ascentage SH engage in R&D activities and hold and maintain certain pharmaceutical products IP rights. The Group invested RMB6,704,000 (US$1,076,000) to form JV ManageCo with DaVita China in June 2012. The Group and DaVita China hold 30% and 70% equity interest in JV ManageCo, respectively. JV ManageCo engages in providing dialysis services in Jilin and Liaoning province. The Group accounts for their investment in APGC, Ascentage SH and JV ManageCo under the equity method.

For the year ended December 31, 2010, the Group recognized its share of equity-method investment loss from APGC of RMB337,000, and its share of equity-method investment gain from Ascentage SH of RMB1,041,000, respectively.

For the year ended December 31, 2011, the Group recognized its share of equity-method investment loss from APGC of RMB794,000, and its share of equity-method investment loss from Ascentage SH of RMB796,000, respectively.

For the year ended December 31, 2012, the Group recognized its share of equity-method investment loss from APGC of nil, its share of equity-method investment gain from Ascentage SH of RMB914,000 (US$147,000) and its share of equity-method investment loss from JV ManageCo of RMB1,569,000 (US$252,000), respectively.

Property, plant and equipment, net	12 Months Ended
Dec. 31, 2012
Property, plant and equipment, net [Text Block]

8. Property, plant and equipment, net

Property, plant and equipment consist of the following:

	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Buildings	102,864	111,875	17,957
Plant and machinery	118,923	124,410	19,969
Motor vehicles	5,953	4,959	796
Furniture, fixtures and computer equipment	45,588	45,529	7,308
Construction-in-progress	10,919	41,003	6,581

	284,247	327,776	52,611
Less: Accumulated depreciation	(86,194)	(103,531)	(16,617)

Total property, plant and equipment	198,053	224,245	35,994

Construction-in-progress as of December 31, 2012 included machinery and equipment not ready for intended use, renovation of old facilities and construction of a new facility in Benxi City, Liaoning Province, the PRC.

The depreciation of all types of property, plant and equipment is calculated using the straight-line method over their respective estimated useful life. Depreciation expense was RMB13,906,000, RMB20,002,000 and RMB24,026,000 (US$3,856,000) for the years ended December 31, 2010, 2011 and 2012, respectively.

All of the Group’s buildings are located in the PRC.

Prepaid land lease payment	12 Months Ended
Dec. 31, 2012
Prepaid land lease payment [Text Block]

9. Prepaid land lease payment

Prepaid land lease payment represents the cost of land use rights of the Group and are analyzed as follows:

	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Prepaid land lease payment	20,419	20,419	3,277
Less: Accumulated amortization	(2,421)	(2,971)	(477)
Balance as of December 31, 2012	17,998	17,448	2,800
Including:
Non-current portion	17,448	16,898	2,712
Current portion	550	550	88

The estimated amortization expense of prepaid land lease payment for the next five years and thereafter is as follows:

	RMB’000	US$’000
2013	550	88
2014	550	88
2015	550	88
2016	550	88
2017 and thereafter	15,248	2,448

Total	17,448	2,800

In 2005, the Group paid RMB9,924,000 for a land use right for a term of 30 years in respect of land located beside the existing plant of the Group. In 2011, the Group paid RMB9,826,000 for a land use right for a term of 50 years in respect of land located in Taizhou City, Jiangsu Province, the PRC and the certificate has not been issued at the balance sheet date due to administrative processing reasons.

These prepayments are charged to expense on a straight line basis over the lease term of 30 and 50 years respectively. Land lease expense for the years ended December 31, 2010, 2011 and 2012 was RMB353,000, RMB369,000 and RMB550,000 (US$88,000), respectively.

Prepayment and non-current deposits	12 Months Ended
Dec. 31, 2012
Prepayment and non-current deposits [Text Block]

10. Prepayment and non-current deposits

Included in prepayment and non-current deposits as of December 31, 2011 and 2012 are prepayment for the acquisition of property, plant and equipment and other deposits of RMB16,801,000 and RMB7,469,000 (US$1,199,000), respectively, which are not expected to be utilized or recovered within one year.

Intangible assets, net	12 Months Ended
Dec. 31, 2012
Intangible assets, net [Text Block]

11. Intangible assets, net

	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Cost:
Exclusive distribution right	5,500	5,500	883
China IP rights	1,782	1,782	286
U.S. IP rights	4,047	4,047	650
Patent	8,097	8,097	1,300
Others	219	219	35
	19,645	19,645	3,154
Accumulated amortization:
Exclusive distribution right	3,575	4,675	751
China IP rights	89	178	29
U.S. IP rights	289	578	93
Patent	1,288	3,496	561
Others	18	33	5
	(5,259)	(8,960)	(1,439)
Intangible assets subject to amortization, net	14,386	10,685	1,715
IPR&D	35,229	35,229	5,655
Total intangible assets, net	49,615	45,914	7,370

The exclusive distribution right is for distributing Iron in the PRC. The Group purchased the 5 -year right from an unrelated third party in 2008, based on which the useful life was determined.

The China and U.S. IP rights and IPR&D were acquired in an assets acquisition. The initial carrying values for these assets were determined by allocating the total cost of the acquisition to the individual assets on a relative fair value basis. Useful lives of the China and U.S. IP rights were determined based on the estimated period for which the IP rights are expected to generate future cash flows for the Group. IPR&D represents the acquisition cost of the test results and data related to the pre-clinical and phase-I clinical trials and were capitalized because they have alternative future uses. IPR&D will not be subject to amortization until the R&D project is substantially completed.

The Group acquired a patent from an unrelated third party in 2011 with a period of validity of 20 years from February 1995. This is capitalized and amortized over the remaining period of the patent.

Amortization expense of RMB1,103,000, RMB2,781,000 and RMB3,791,000 (US$608,000) for the years ended December 31, 2010, 2011 and 2012, respectively, was included in cost of revenue.

The estimated amortization expense of intangible assets for the next five years and thereafter is as follows:

	RMB’ 000	US$’000
2013	3,426	550
2014	2,601	417
2015	577	93
2016	393	63
2017 and thereafter	3,688	592
Total	10,685	1,715

Deferred income	12 Months Ended
Dec. 31, 2012
Deferred income [Text Block]

12. Deferred income

The Group’s deferred income includes deferred income relating to government grants and the unrecognized portion of the consulting service fees paid up front by DaVita China.

In August 1999, the Group received a government grant of RMB15,000,000, approved by the State Development Planning Committee of the PRC, for the purchase of plant and equipment costing a total of RMB45,029,000.

In December 2010, the Group received a government grant of RMB1,000,000 for a hemodialysis project, approved by a PRC provincial government. The grant was recorded in deferred grant income as at December 31, 2010.

In April 2012, the Group received a government grant of RMB8,672,000 (US$1,392,000) from Commission of Taizhou Pharmaceutical High-tech Industrial Park (”Taizhou Industrial Park”), for the construction of facilities in Taizhou Industrial Park. As the construction of facilities had not been started as of December 31, 2012, no amortization had been recorded as of December 31, 2012.

In August 2012, the Group received consulting service fee of RMB4,822,000 (US$774,000) from DaVita China for consulting services to be provided by the Group to JV ManageCo for a three year period. The consulting service income is recognized on a straight-line basis over three years.

Amortization of deferred income was RMB374,000, RMB1,374,000, and RMB1,312,000 (US$211,000) for the years ended December 31, 2010, 2011 and 2012, respectively. Deferred income as of December 31, 2012 is expected to be amortized as follows:

	RMB’000	US$’000

2013	1,981	318
2014	1,981	318
2015	1,044	168
2016	374	60
2017 and thereafter	9,205	1,477

Total	14,585	2,341

The Group’s grant income is analyzed as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

R&D activities support	882	211	524	84
Amortization of deferred income	374	1,374	374	60
Total grant income	1,256	1,585	898	144

Accrued expenses and other payables	12 Months Ended
Dec. 31, 2012
Accrued expenses and other payables [Text Block]

13. Accrued expenses and other payables

Accrued expenses and other payables consist of the following:

	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Accrued selling and marketing expenses	19,069	33,176	5,325
Accrued salaries, bonus and welfare expenses	11,391	13,193	2,118
Other taxes payable	10,422	8,190	1,315
Payable to plant, property and equipment vendors	3,680	4,442	713
Payable to R&D service contractors	1,535	-	-
Advances from customers	733	1,114	179
Other accrued expenses	1,559	9,216	1,478
Total accrued expenses and other payables	48,389	69,331	11,128

Shareholders equity	12 Months Ended
Dec. 31, 2012
Shareholders equity [Text Block]

14. Shareholders’ equity

(a) Share capital

The Company is authorized to issue up to 500 million shares with par value of $0.0001 per share, of which 154,473,159 and 155,635,016 shares were issued and outstanding as of December 31, 2011 and 2012, respectively. As of December 31, 2011 and 2012, no preferred shares have been issued, nor does the Company have current plans to issue preferred shares.

During the year ended December 31, 2010, a total of 909,188 ordinary shares were issued when vested options were exercised, which are related to three different grants of options. Among the newly issued shares pursuant to the exercises, 99,995 shares were issued at a consideration of US$1.60 per share (US$11.20 per ADS), 563,213 shares at US$1.15 per share (US$8.05 per ADS), and the remaining 245,980 shares at US$0.78 per share (US$5.45 per ADS). In addition, 1,103,499 shares were issued upon vesting of nonvested shares and RSUs.

During the year ended December 31, 2011, a total of 756,791 ordinary shares were issued when vested options were exercised, which are related to three different grants of options. Among the newly issued shares pursuant to the exercises, 376,978 shares were issued at US$1.15 per share (US$8.05 per ADS), and the remaining 379,813 shares were issued at US$0.78 per share (US$5.45 per ADS). In addition, 1,062,220 shares were issued upon vesting of nonvested shares and RSUs.

During the year ended December 31, 2012, 99,008 ordinary shares were issued when vested options were exercised. All shares were issued at US$0.78 per share (US$5.45 per ADS). In addition, 1,062,849 shares were issued upon the fulfilment of the vesting period of nonvested shares and RSUs.

(b) Retained earnings

The Company’s PRC-based subsidiaries and the consolidated VIE are either foreign invested enterprises established in the PRC, or PRC domestic companies. Therefore, these PRC-based consolidated entities are required under PRC rules and regulations, as well as their respective Articles of Association, to make appropriations from retained earnings to statutory reserves. The appropriation requires transferring 10% of after-tax profits, as determined in accordance with PRC GAAP, to a statutory surplus reserve until the reserve balance reaches 50% of these PRC-based consolidated entities’ respective registered capital. The transfer to this reserve must be made before distribution of dividends to the equity holders can be made, and such appropriations are required to be approved by these PRC-based consolidated entities’ respective boards of directors.

Transfers of RMB11,587,000, RMB15,613,000 and RMB20,070,000 (US$3,221,000) have been made to the statutory surplus reserve for the years ended December 31, 2010, 2011 and 2012, respectively.

The accumulated balances of this statutory surplus reserve maintained by the Company’s PRC consolidated entities as of December 31, 2010, 2011 and 2012 were RMB35,329,000, RMB50,942,000 and RMB71,012,000 (US$11,398,000), respectively.

The statutory surplus reserve is non-distributable but may be used to offset against previous years’ losses, if any, and may be converted into issued capital in proportion to the respective equity holding of the equity holders, provided that the balance of the reserve after such conversion is not less than 25% of the registered capital.

Under PRC laws and regulations, there are restrictions on these PRC-based consolidated entities with respect to transferring certain of their net assets to the Company either in the form of dividends, loans, or advances. Amounts restricted include paid-up capital and statutory reserve funds of the Company’s PRC-based subsidiaries, and the net assets of the consolidated VIE and its subsidiary in which the Company has no legal ownership, totalling RMB258,057,000 (US$41,421,000) as of December 31, 2012.

Revenues	12 Months Ended
Dec. 31, 2012
Revenues [Text Block]

15. Revenues

The Group’s revenues are primarily derived from the distribution of self-manufactured pharmaceutical products and one franchised product.

The Group operates and manages its business solely in the PRC and sales were predominately made to customers located in the PRC.

The Group’s products are subject to price control by the PRC government. The maximum prices of the products are published by the price administration authorities from time to time.

The Group’s revenues are analyzed as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000
Domestic sales:
-EPIAO	250,854	317,889	372,912	59,857
-TPIAO	128,717	164,839	210,391	33,770
-Intefen	5,358	5,229	4,649	746
-Inleusin	2,041	2,788	2,963	476
-Iron	17,187	24,859	34,268	5,500
Export sales	12,211	23,890	40,040	6,427
Others	2,260	2,120	4,725	758

Total revenues	418,628	541,614	669,948	107,534

Collaborations	12 Months Ended
Dec. 31, 2012
Collaborations [Text Block]

16. Collaborations

(a) AMAG Pharmaceuticals, Inc. (“AMAG”)

During the year ended December 31, 2008, the Company entered into a development and commercialization agreement with AMAG for ferumoxytol, an intravenous iron replacement therapeutic agent being developed to treat iron deficiency anemia in chronic kidney disease (“CKD”) patients.

Under the terms of the agreement, AMAG grants the Company exclusive rights to develop and commercialize ferumoxytol in the PRC, initially for CKD, and with an option to explore into further co-development indications. The Company is responsible for the clinical development, registration, and commercialization of ferumoxytol in the PRC. The agreement has an initial duration of thirteen years and will be automatically renewed for a set term if minimum sales thresholds are achieved. AMAG will retain all manufacturing rights for ferumoxytol and will provide, under a separate agreement, commercial supply to the Company at a predetermined supply price.

In 2008, the Company paid a non-refundable payment of US$1,000,000 to AMAG for the licensing right to commercialize and market ferumoxytolin the PRC which was immediately expensed as it had no other alternative use.The Company is required to make milestone payments of US$1,500,000 upon obtaining the regulatory approval from the China State Food and Drug Administration (“SFDA”) for the commercialization and marketing of ferumoxytol within the PRC and upon any other co-developed indications being approved by the SFDA for their commercialization and marketing within the PRC. The Company is also required to pay a royalty fee based on the future sales of ferumoxytol.

As of January 2010, the Company submitted an application for a registration clinical trial to SFDA in the PRC for ferumoxytol.

(b) APGC

In March 2010, the Group entered into a strategic alliance with APGC, a Hong Kong based therapeutic research company, to research, develop and commercialize best-in-class targeted cancer therapeutics focusing on programmed cell death, or apoptosis. Apoptosis targeted small molecules have the potential to play a key role in the next generation of highly effective targeted cancer drugs. The arrangement also involves Ascentage SH, a PRC domestic company under common control with APGC (Note 7).

Under the terms of the agreements between the Group and APGC, and the Group and Ascentage SH, the Group paid consideration of RMB17,000,000 in funding APGC apoptosis related R&D programs (“APGC R&D programs”). A joint steering committee with members from the Group and APGC is responsible for monitoring the progress of the APGC R&D programs. In return, the Group has been granted the exclusive right in mainland China to develop and commercialize the cancer therapeutics that are developed through APGC R&D programs, while APGC will retain the rights in Hong Kong, Taiwan and Macau. RMB5,000,000, RMB6,000,000 and RMB6,000,000 (US$963,000) of the RMB17,000,000 prepayment has been utilized and expensed as R&D costs in the years ended December 31, 2010, 2011 and 2012, respectively. The Group may be required to pay future milestone payments and royalty payments to APGC after the commercialization of apoptosis. Such terms are still under negotiation.

As of December 31, 2012, the Group has determined that APGC and Ascentage SH are VIEs but the Group is not the primary beneficiary as the Group does not have the power to direct or control the operational activities that most significantly impact the economic performance of these VIEs. As such, the Group accounts for their investment in APGC and Ascentage SH as equity method investments. As required by ASC 810-10, the Group continually assesses whether it is the primary beneficiary of APGC and Ascentage SH.

A tabular comparison of the carrying amount of the Group’s investment in both APGC and Ascentage SH, by category, as at December 31, 2012 and the maximum exposure to loss, is presented below:

	Carrying value of investment in VIE			Maximum
	Equity	R&D		exposure
	investment	prepayment	Total	to loss
	RMB ’000	RMB ’000	RMB ’000	RMB ’000
APGC	-	-	-	-
Ascentage SH	3,159	-	3,159	3,159

As APGC and Ascentage SH are both incorporated as limited liability companies, the Group’s maximum loss is limited to its investment cost as the Group is not obligated to fund losses of APGC and Ascentage SH.

(c) Isotechnika

In August 2010, the Group entered into a licensing, development and commercialization agreement with Isotechnika, a Canada-based company focused on the discovery and development of immune modulating therapeutics, for voclosporin, a next generation calcineurin inhibitor being developed for use in the prevention of organ rejection following transplantation and the treatment of autoimmune diseases.

Under the terms of the agreement, the Group obtained exclusive rights to all transplant and autoimmune indications of voclosporin, exclusive of ophthalmic indications and medical devices which were previously licensed to others, in the greater PRC, including Hong Kong and Taiwan. Under a separate commercial supply agreement, Isotechnika will provide supply to the Group on a cost-plus basis.

The Group made an upfront non-refundable licensing payment of US$1,500,000 in December 2010 and may be required to pay milestone payments when certain criteria are met, as well as ongoing royalties based on sales of voclosporin. The upfront licensing payment was expensed as R&D costs in the year ended December 31, 2010 as it was determined that it had no alternative use.

(d) DaVita

In February 2012, the Group entered into a collaboration agreement with DaVita, a leading provider of kidney care services for those diagnosed with chronic kidney disease, to provide kidney care services in Jilin and Liaoning, two provinces in northeastern China. A total investment of US$20,000,000 is expected to be made with DaVita and the Group contributing 70% and 30%, respectively. Pursuant to the collaboration agreement, the Group is to transfer the control of the Clinical Centers owned by Sunshine Tech to JV ManageCo, a newly formed joint venture established in June 2012 for the purpose of providing dialysis services in Jilin and Liaoning province. Davita China and the Group hold 70% and 30% of equity interest in JV ManageCo, respectively. In addition, the Group and DaVita have agreed to enter into a supply agreement for the Group to provide DaVita with anemia management drugs in China. On July 18, 2012, DaVita China and Shenyang Sunshine entered into a Consulting Service Agreement (“CSA”) whereby DaVita China engaged Shenyang Sunshine to provide consulting services. Total consideration of USD760,000 was prepaid by DaVita China for a service term of three years. Service income of RMB938,000 (US$151,000) has been recorded in other income/(loss). Refer to Note 20 for details.

On August 1, 2012, JV ManageCo entered into Management Service Agreements (the “MSAs”) with each of the Clinical Centers. Pursuant to the MSAs, the Clinical Centers engage and appoint JV ManageCo to be the exclusive provider of the services as defined in the MSAs. Without the prior consent of JV ManageCo, Sunshine Tech cannot transfer its equity interest or assets in the Clinical Centers to any third party. Sunshine Tech has the right to appoint two members to the six-member Board of Directors while DaVita China appoints the majority of the members such that DaVita China can unilaterally make all decisions related to the operations of the Clinical Centers and JV ManageCo. The services fees payable under the MSAs are based on certain percentage of net revenue derived by the Clinical Centers. In addition, DaVita China and Sunshine Tech commits to fund any losses incurred by the Clinical Centers in proportion to their equity interest in JV ManageCo.

As a result, the power to direct the activities that most significantly impact the economic performance of the Clinical Centers and the obligation to absorb substantially all of the expected losses and receive substantially all of the economic benefits of the Clinical Centers was transferred from Sunshine Tech to JV ManageCo and the Group deconsolidated the assets and liabilities of the Clinical Centers and recognized a loss on deconsolidation of the Clinical Centers of RMB7,645,000 (US$1,228,000) in other income/(loss) as Sunshine Tech only retained a 30% equity interest in the Clinical Centers through their investment in JV ManageCo. Refer to Notes 7 and 20 for details.

In October 2012, DaVita China agreed to reimburse Sunshine Tech for certain expenses related to the development and operation of the Clinical Centers from January 1, 2012 until the establishment of JV ManageCo. As a result, the Company recognized a receivable from DaVita China and other income of US$910,000 (RMB5,692,000) for the year ended December 31, 2012. Refer to Note 20 for details.

Taxation	12 Months Ended
Dec. 31, 2012
Taxation [Text Block]

17. Taxation

(a) Income taxes

Cayman Islands and British Virgin Islands Taxes

Under the current laws of the Cayman Islands and British Virgin Islands, the Company and Collected Mind, are not subject to tax on income or capital gains. In addition, upon payment of dividends by the Company or Collected Mind, no Cayman Islands or British Virgin Islands withholding tax will be imposed.

U.S. Tax

IP Series and Assets Series, as part of 3SBio, LLC, are subject to U.S. taxes. For the year ended December 31, 2011, both IP Series and Assets Series had no taxable income. For the year ended December 31, 2012, Assets Series had no taxable income. IP Series was dissolved in July 2012 and had no U.S. taxable income.

Hong Kong Tax

Hong Kong profits tax has not been assessed on HK Sunshine as the Group had no assessable profits arising in Hong Kong during the year ended December 31, 2011 and 2012.

PRC Tax

Under the current PRC Enterprise Income Tax (“EIT”) Law which has been effective since 2008, domestic enterprises and foreign investment enterprises (the "FIE") are subject to, with limited exceptions, a unified 25% enterprise income tax rate, except for certain entities that enjoy tax holidays.

According to the EIT Law, entities that qualify as High and New Technology Enterprise (“HNTE”) are entitled to the preferential EIT rate of 15%. Shenyang Sunshine qualified as HNTE from 2009 to 2011. In February 2012, Shenyang Sunshine successfully renewed the HNTE certificate which was effective retroactively from January 1, 2011 to December 31, 2013. Other PRC entities are subject to EIT rate of 25% effective from January 1, 2008.

Under the EIT Law, an enterprise established outside of the PRC with effective management located in the PRC may be considered a resident enterprise and be subject to the EIT on its worldwide income. The Implementation Regulations of the EIT Law further defines effective management as substantial and overall management having control over production and business operations, personnel, accounting and properties of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the applicable PRC EIT rate on its worldwide income. The Company believes the current administrative practice and interpretation does not apply the concept of “place of effective management” to them. The Company has not accrued for PRC tax on such basis. Management will continue to monitor the related development and application and its tax position.

Furthermore, under the current EIT Law, dividends paid by a foreign investment enterprise to any of its foreign non-resident enterprise investors are subject to a 10% withholding tax. A lower tax rate will be applied if such foreign non-resident enterprise investor’s jurisdiction of incorporation has signed a tax treaty or arrangement for the avoidance of double taxation and the prevention of fiscal evasion with respect to taxes on income with China. The subsequent circular issued in January 2008 stipulates that no income tax will be withheld on the distribution of earnings of foreign invested enterprises where the relevant earnings were generated prior to January 1, 2008 with dividends distribution declared in 2008 and beyond. However, the income tax withholding rate will be 10% or the lower treaty rate on earnings generated after December 31, 2007.

Shenyang Sunshine is entitled to an extra 50% reduction on qualified R&D expenditures according to the EIT law.

Income tax expense/(benefit) represents PRC income tax as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000
Current	20,697	28,651	30,477	4,892
Deferred	1,075	(441)	(599)	(96)
Total	21,772	28,210	29,878	4,796

The components of income/(losses) before income tax expense are as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

PRC	137,141	176,302	191,774	30,781
Other Countries	(34,083)	(39,932)	(59,321)	(9,522)
	103,058	136,370	132,453	21,259

The loss before tax expense for Other Countries refers to the Company and Collected Mind located outside the PRC.

The following is a reconciliation of total income tax expense to the amounts computed by applying the PRC income tax rate of 25% for the years ended December 31, 2010, 2011 and 2012:

	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

Income before income tax expense	103,058	136,370	132,453	21,259
Computed tax expense at statutory rate of 25%	25,765	34,093	33,113	5,315

Increase/(reduction) in income taxes:
International rate differences	5,277	8,613	14,830	2,380
PRC preferential tax rates	(11,523)	(18,043)	(20,295)	(3,258)
Non-deductible expenses	847	2,653	5,970	958
Non-taxable income	(56)	(116)	(1,708)	(274)
Change in valuation allowance on deferred tax assets	1,177	1,167	1,260	202
Tax concession for R&D costs	(1,706)	(1,743)	(3,649)	(586)
Withholding income tax	2,163	1,421	159	26
Others	(172)	165	198	33

Income tax expense	21,772	28,210	29,878	4,796
Effective tax rate %	21.1%	20.7%	22.6%	22.6%

As of December 31, 2012 the Group has unused tax losses of RMB11,888,000 (US$1,907,000). The tax losses will expire as follows if unutilized by:

	RMB’000	US$’000

2013	233	37
2014	313	50
2015	2,922	469
2016	6,513	1,045
2017	1,907	306

	11,888	1,907

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets are presented below:

	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Property, plant and equipment	312	335	53
Accounts receivable	525	433	70
Long-term receivable	61	91	15
Inventories	149	97	16
Accrued expenses	2,630	3,679	590
Deferral of R&D costs for tax purposes	56	-	-
Prepayment and other receivable	(5)	249	40
Tax loss carry forwards	2,269	2,972	477

Total deferred tax assets	5,997	7,856	1,261

Less: valuation allowance	(2,985)	(4,245)	(681)

Net deferred tax assets	3,012	3,611	580
Consolidated balance sheet classification:
Current	2,750	3,276	526
Non-current	262	335	54
Total	3,012	3,611	580

An analysis of the valuation allowance is as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

Balance at beginning of year	641	1,818	2,985	479
Charged to income	1,177	1,167	1,260	202

Balance at end of year	1,818	2,985	4,245	681

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible or utilized. The Group considers projected future taxable income and tax planning strategies in making this assessment. Based upon an assessment of the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible or can be utilized, management provided valuation allowances of RMB2,985,000 and RMB4,245,000 (US$681,000) as of December 31, 2011 and 2012, respectively.

As of December 31, 2012, the Company intends to indefinitely reinvest the earnings of its foreign subsidiaries. Determination of the amount of the unrecognized deferred tax liability related to distributing these earnings is not practicable. Further, the Company has not recorded deferred tax on the outside basis of Liaoning Sunshine, the VIE of the Group, as Liaoning Sunshine is currently in an accumulated loss position.

The Company has evaluated its income tax uncertainty under ASC 740-10. ASC 740-10 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Company has elected to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of income.

In accordance with ASC 740-10, the Group did not have any significant unrecognized tax benefits for the years ended December 31, 2011 and 2012. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.

The income tax returns of the Group’s operating entities in the PRC for the years from 2011 to 2012 are open to examination by the PRC state and local tax authorities.

(b) PRC value added tax (“VAT”)

According to the value-added tax policy from the relevant tax authorities, the sale of pharmaceutical equipment and products by the Group’s PRC-based subsidiaries and consolidated VIE are subject to an output VAT of 17%, while the purchase of products by these entities is subject to an input VAT tax rate of 17%. VAT payable or receivable is the net difference between periodic output VAT and deductible input VAT.

Share-based compensation	12 Months Ended
Dec. 31, 2012
Share-based compensation [Text Block]

18. Share-based compensation

On September 5, 2006, the Company adopted the 2006 stock incentive plan (the “2006 Plan”) pursuant to which the shares, share options, restricted shares and RSUs of the Company can be granted to directors and employees upon the approval by the board of directors or the compensation committee of the board of directors. Under the 2006 Plan, the Company is authorized to issue up to 10,000,000 shares plus a number of shares equal to 10% of any additional shares of the Company issued following the date of the adoption of the 2006 Plan by the board of directors. The 2006 Plan will remain in effect for ten years from the date of adoption, unless otherwise extended. The term of each option granted under the 2006 Plan may not exceed five years from the date of grant.

On March 31, 2010, the Company adopted the 2010 equity incentive plan (the “2010 Plan”) which provides for the grant of share options, share appreciation rights, dividend equivalent rights, shares, restricted shares and restricted share units of the Company to employees, directors and consultants. Under the 2010 Plan, the Company is authorized to issue up to 22,500,000 ordinary shares, subject to possible adjustments. The 2010 Plan is administered by the board of directors or the compensation committee of the board of directors. With respect to the grant of awards to employees or consultants who are neither directors nor officers, the board of directors may authorize one or more officers to grant such awards. The purpose of the plan is to attract and retain the best available personnel, to provide additional incentives to employees, directors and consultants and to promote the success of the company’s business. The 2010 Plan became effective in April 2010. It will continue to be in effect for a term of ten years unless terminated sooner.

(a) Nonvested Shares and Restricted Share Units

In January 2012, the Company granted 69,706 and 2,380,294 shares to independent directors and employees pursuant to the 2010 Plan. The shares granted to employees will either cliff vest on the seventh anniversary or vest in four equal tranches on the first, second, third and fourth anniversary from the date of grant. The shares granted to the independent directors will vest as follows: 50% six months after the date of grant and another 50% one year after the date of grant.

In May 2012, the Company granted 1,820,000 shares to executive management pursuant to the 2010 Plan. There are no transferability restrictions attached to the shares. Grants to the executive management will vest on the seventh anniversary of the grant date.

A summary of the status of the Company’s shares and RSUs as of December 31, 2011 and the changes during the year ended December 31, 2012, is presented below:

		Weighted		Weighted
		average		average
	Number of	grant-date		grant-date
	nonvested	fair value	Number of	fair value
	shares	(per share)	RSUs	(per RSU)
		US$		US$
Nonvested at December 31, 2011	4,916,321	1.86	1,898,750	1.55
Awarded	4,270,000	1.62	-	-
Vested	(113,474)	1.45	(949,375)	1.55
Nonvested at December 31, 2012	9,072,847	1.75	949,375	1.55

As of December 31, 2012, total unrecognized compensation costs related to shares and RSUs amounted to RMB53,417,000 (US$8,574,000) and RMB1,651,000 (US$265,000), respectively, which is expected to be recognized over a weighted-average period of 1 year and 2.77 years, respectively. The weighted-average grant date fair value of shares and RSUs was US$1.58, US$2.20 and US$1.62 for the years ended December 31, 2010, 2011 and 2012. The total fair value of vested shares during the years ended December 31, 2010, 2011 and 2012, was RMB11,024,000, RMB10,341,000 and RMB10,211,000 (US$1,639,000), respectively. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation costs related to these awards may be different from the expectation. The aggregate intrinsic value of shares and RSUs as of December 31, 2012 was RMB121,668,000 (US$19,529,000).

(b) Share Options

The Company uses a lattice-based model to estimate the fair value of options awarded.

The historical volatility of the Company’s shares and the volatility of a combination of peer companies of similar nature and size were used to estimate the expected volatility of the Company’s shares. The risk-free rate for periods within the expected term of the options is based on the U.S. government bond in effect at the time of grant. Expected dividend yields are based on historical dividends.

No share options were granted from 2010 to 2012.

In addition, the Company applies an expected forfeiture rate in determining the grant date fair value of the share option grants. The estimation of the forfeiture rate was based primarily upon historical experience of employee turnover. To the extent the Company revises this estimate in the future, compensation cost could be materially impacted.

The following table summarizes the share option activity for the year ended December 31, 2012:

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	Intrinsic
	options	price	life	Value
		US$	Years	US$
Outstanding, December 31, 2011	1,041,804	0.78	2.25	708,427
Forfeited	(3,963)	0.78
Exercised	(99,008)	0.78

Outstanding, December 31, 2012	938,833	0.78	1.25	1,097,083
Vested and expected to vest at December 31, 2012	938,833	0.78	1.25	1,097,083
Exercisable at December 31, 2012	938,833	0.78	1.25	1,097,083

The aggregate intrinsic value in the table above represents the value of the Company’s closing stock price on the last trading day in 2012 in excess of the exercise price of share options. Total intrinsic value of share options exercised for the three years ended December 31, 2010, 2011 and 2012 was US$706,000, US$875,000 and US$101,000 (RMB629,000), respectively.

As of December 31, 2012, total unrecognized compensation costs related to unvested share options amounted to nil.

The Company did not grant any share options in the years ended December 31, 2010, 2011 and 2012. The total fair value of share options vested during the years ended December 31, 2010, 2011 and 2012 was RMB3,281,000, RMB1,542,000 and RMB1,558,000 (US$250,000), respectively.

(c) Compensation cost

Total compensation cost (for shares, RSUs and share options) recognized is as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

Cost of revenues	1,007	423	872	140
Research and development costs	6,864	7,316	8,231	1,321
Sales, marketing and distribution expenses	907	815	720	116
General and administrative expenses	15,720	12,639	13,021	2,090

Charged to income statement	24,498	21,193	22,844	3,667
Capitalized as property, plant and equipment	189	319	415	67
Capitalized as inventory	-	277	402	65
Total share-based compensation cost	24,687	21,789	23,661	3,799

Long-term receivables	12 Months Ended
Dec. 31, 2012
Long-term receivables [Text Block]

19. Long-term receivables

Long-term receivables, net, consist of the following:

	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Long-term receivables	3,929	3,173	509
Less: Allowance for doubtful accounts	(818)	(818)	(131)
Total long-term receivables, net	3,111	2,355	378

An analysis of the allowance for doubtful accounts is as follows:

	December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

Balance at beginning of year	-	-	818	131
Charged to income	-	818	-	-

Balance at end of year	-	818	818	131

The allowance for doubtful accounts was charged to the consolidated statements of income during 2011. The Group’s long-term receivables are due from third-party customers, and are to be repaid in monthly instalments over the next 1.5 to 3.25 years. The Group has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. The Group does not obtain collateral from customers.

Other income/(loss), net	12 Months Ended
Dec. 31, 2012
Other income/(loss), net [Text Block]

20. Other income/(loss), net

The Group’s other income, net, consists of the following:

	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

Recovery of investor relationship fees	2,065	1,895	528	85
Exchange gains/(loss)	(249)	176	179	29
Gain/(loss) on disposal of property, plant and equipment	371	(2,226)	(268)	(43)
Withholding business tax	(1,082)	(874)	-	-
Loss on deconsolidation of Clinical Centers (Note 16)	-	-	(7,645)	(1,228)
Recovery of expenditures in the Clinical Centers (Note 16)	-	-	5,692	910
Consulting service income (Note 16)	-	-	938	151
Others	201	178	(418)	(67)

Total other income/(loss), net	1,306	(851)	(994)	(160)

Related party transactions	12 Months Ended
Dec. 31, 2012
Related party transactions [Text Block]

21. Related party transactions

The Company’s related party transactions are all incurred in the normal course of conducting its business, and are with its equity investees, APGC and its wholly owned subsidiary, Ascentage Jiangsu, Ascentage SH as well as JV ManageCo. The prepayments of R&D represent the upfront R&D funding for the APGC R&D programs. Loan receivable represent an uncollateralized loan with interest of 5.6% to JV ManageCo.

A summary of these transactions for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

R&D costs	5,000	6,000	6,000	963

The due from related parties balance as of December 31, 2011 and 2012 are as follows:

	As at December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Prepayment of R&D costs	6,000	-	-
Loan receivable	-	1,263	203
Total	6,000	1,263	203

Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments and contingencies [Text Block]

22. Commitments and contingencies

(a) Operating lease commitments

The Group leases land from the PRC government under operating leases (Note 9). Operating lease charges are prepaid in full at the inception of the lease. The Group also leases staff quarters and motor vehicles under operating leases. The leases typically run for a period of one year.

For the years ended December 31, 2010, 2011 and 2012, total rental expenses for operating leases, including land lease expense, were RMB885,000, RMB2,282,000 and RMB3,470,000 (US$557,000), respectively.

As of December 31, 2012, total future minimum lease payments under non-cancellable operating leases are as follows:

	RMB’000	US$’000

2013	712	114
2014	44	7
2015	-	-
Total	756	121

(b) Capital commitments

Capital commitments for purchase, installation and construction of property, plant and equipment as of December 31, 2012 are RMB38,537,000 (US$6,186,000), among which RMB15,100,000 (US$2,400,000) relates to the construction of the new facility in Benxi. They are all due within the next year.

Accumulated balances related to each component of other comprehensive income	12 Months Ended
Dec. 31, 2012
Accumulated balances related to each component of other comprehensive income [Text Block]

23. Accumulated balances related to each component of other comprehensive income

	Net unrealized	Foreign	Accumulated
	gain/(loss) on	currency	other
	available-for- sale	translation	comprehensive
	securities	adjustments	loss
	RMB’000	RMB’000	RMB’000
Balance as of January 1, 2010	600	(101,208)	(100,608)
Other comprehensive income/(loss)	21,335	(10,258)	11,077
Balance as of December 31, 2010	21,935	(111,466)	(89,531)

Other comprehensive loss	(26,545)	(10,214)	(36,759)
Balance as of December 31, 2011	(4,610)	(121,680)	(126,290)
Other comprehensive gain/(loss)	8,945	(1,974)	6,971
Balance as of December 31, 2012	4,335	(123,654)	(119,319)
Balance as of December 31, 2012 $’000)	696	(19,848)	(19,152)

The net unrealized gain/(loss) on available-for-sale securities arising during the year and the amount of realized gain/(loss) reclassified out of accumulated other comprehensive income into earnings and recognized in net income for the years ended December 31, 2010, 2011 and 2012 are as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	$’000
Net unrealized (loss)/gain in available- for-sale securities arising during the year	21,335	(27,879)	(11,482)	(1,843)
Less: reclassification adjustment for realized loss included in net income on providing impairment on available- for-sale securities	-	(1,334)	(20,427)	(3,279)

Net unrealized gain/(loss) in available- for-sale securities recognized in other comprehensive income	21,335	(26,545)	8,945	1,436

Fair value measurement	12 Months Ended
Dec. 31, 2012
Fair value measurement [Text Block]

24. Fair value measurement

ASC 820-10: Fair Value Measurements and Disclosures: Overall (“ASC 820-10”), establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace;

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets and liabilities measured at fair value on a recurring basis

In accordance with ASC 820-10, the Group measures cash and cash equivalents, restricted cash, time deposits with financial institutions and available-for-sale securities, at fair value. Cash and cash equivalents, restricted cash, time deposits with financial institutions and available-for-sale debt and equity securities are valued using quoted market prices. The convertible promissory note issued by Uricase was initially recognized at the purchase price. During 2011, the Note was written down to zero value and an impairment loss of US$200,000 (RMB1,334,000) was recorded. For the year ended December 31, 2012, the Group recorded an impairment loss of RMB20,427,000 (US$3,279,000) related to its investment in Isotechnika (Note 6).

Assets measured at fair value on a recurring basis are summarized below:

	As of December 31, 2011
	Quoted prices in active	Total fair value
	market for identical assets
	(Level1)
	(RMB’000)	(RMB’000)	(US$’000)

Cash and cash equivalents	245,813	245,813	39,056
Restricted cash	665	665	106
Time deposits with financial institutions	519,201	519,201	82,492
Available-for-sale securities	33,678	33,678	5,351

	799,357	799,357	127,005
	As of December 31, 2012
	Quoted prices in active	Total fair value
	market for identical assets
	(Level1)
	(RMB’000)	(RMB’000)	(US$’000)

Cash and cash equivalents	450,557	450,557	72,319
Restricted cash	668	668	107
Time deposits with financial institutions	441,294	441,294	70,832
Available-for-sale securities	21,808	21,808	3,501

	914,327	914,327	146,759

For the year ended December 31, 2012, none of the Group’s assets were measured and recorded at fair value on a recurring basis, using other inputs (Level 2) and significant unobservable inputs (Level 3).

Assets and liabilities measured at fair value on a nonrecurring basis

The Group measures certain financial assets, including equity method investments, at fair value on a nonrecurring basis only if an impairment charge were to be recognized. The Group’s non-financial assets, such as intangible assets, including IPR&D, and fixed assets, would be measured at fair value only if they were determined to be other-than-temporarily impaired. There was no impairment on such assets as of December 31, 2012.

Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent events [Text Block]

25. Subsequent events

(a) Merger agreement for “Going private” transaction

On February 8, 2013, the Company announced that it has entered into an agreement and plan of merger (the "Merger Agreement") with Decade Sunshine Limited, an exempted company with limited liability incorporated under the laws of the Cayman Islands ("Parent"), and Decade Sunshine Merger Sub, an exempted company with limited liability incorporated under the laws of the Cayman Islands and a direct wholly owned subsidiary of Parent ("Merger Sub"). Pursuant to the Merger Agreement, Merger Sub will be merged with and into the Company, with the Company surviving the merger as a wholly-owned subsidiary of Parent (the "Merger"). If completed, the Merger would result in the Company becoming a privately-held company and its ADSs would no longer be listed on the NASDAQ Global Market ("NASDAQ"). The Company’s Board of Directors, acting upon the unanimous recommendation of an independent committee formed by the Board of Directors (the "Independent Committee"), approved the Merger Agreement and the Merger contemplated in the Merger Agreement and resolved to recommend that the Company’s shareholders vote to approve and authorize the Merger Agreement and the Merger.

Pursuant to the terms of the Merger Agreement, each of the Company’s ordinary shares (a "Share"), including Shares represented by ADS, each representing seven Shares, issued and outstanding immediately prior to the effective time of the Merger will be cancelled in exchange for the right to receive US$2.20 in cash per Share, or US$15.40 per ADS, without interest, except for (i) the Shares beneficially owned by Parent, Merger Sub or certain Shares beneficially owned by certain directors, officers or employees of the Company (collectively, the "Rollover Shareholders"), and certain restricted shares and restricted share units issued by the Company to the Rollover Shareholders (collectively, the "Consortium Shares"), (ii) the Shares beneficially owned by the Company or any direct or indirect wholly owned Subsidiary of the Company and (iii) the Shares owned by holders who have validly exercised and not effectively withdrawn or lost their appraisal rights pursuant to Section 238 of the Cayman Islands Companies Law, as amended.

On March 24, 2013 the Company announced that it has called an extraordinary general meeting of shareholders (the "EGM"), to be held on April 25, 2013 to consider and vote on the proposal to adopt the Merger Agreement.

On April 22, 2013 the Company announced that the Independent Committee has received a proposal letter (the "Proposal Letter") dated April 22, 2013 from Dr. Lou, and CITIC PE, in connection with the proposed merger under the agreement and plan of merger dated as of February 8, 2013, by and among the Company, Parent and Merger Sub. In the Proposal Letter, Dr. Lou and CITIC PE proposed to increase the merger consideration payable to holders of ordinary shares, par value $0.0001 per share, of the Company (the "Shares"), and holders of American Depository Shares of the Company, each representing seven Shares (the "ADSs"), from $2.20 per Share, or $15.40 per ADS, under the Merger Agreement to $2.3857 per Share, or $16.70 per ADS, pursuant to a proposed amendment to the Merger Agreement.

On April 24, 2013 the Company announced that it has entered into an amendment (the "Amendment") to its previously announced agreement and plan of merger dated as of February 8, 2013, by and among Parent, Merger Sub and the Company (the "Merger Agreement", and the Merger Agreement as so amended, the "Amended Merger Agreement"), pursuant to which Merger Sub will be merged with and into the Company, with the Company surviving the merger as a wholly-owned subsidiary of Parent. The Amendment follows the revised "going private" proposal from Dr. Lou, and CITIC PE (and together with Dr. Lou, the "Buyer Consortium") to increase the merger consideration under the Merger Agreement that was received and announced by the Company on April 22, 2013. If completed, the Merger would result in the Company becoming a privately-held company and its ADSs would no longer be listed on the NASDAQ.

Pursuant to the Amendment, the merger consideration payable to holders of ordinary shares, par value $0.0001 per share, of the Company (the "Shares"), and holders of ADSs, under the Merger Agreement is increased from $2.20 per Share, or $15.40 per ADS, to $2.3857 per Share, or $16.70 per ADS. Parent intends to finance the increase in the merger consideration through a combination of additional convertible note financing from CITIC PE and additional cash in the Company.

The Company’s Board of Directors, acting upon the unanimous recommendation of the Independent Committee, has approved the Amended Merger Agreement and the transactions contemplated thereby, including the Merger, and resolved to recommend that shareholders and ADS holders of the Company vote to approve and adopt the Amended Merger Agreement and the transactions contemplated thereby, including the Merger. The Independent Committee, which is composed solely of independent directors unrelated to Parent, Merger Sub or any of the management members of the Company, negotiated the terms of the Amended Merger Agreement with the assistance of its legal and financial advisors.

The Company will give notice to shareholders of the date on which the adjourned extraordinary general meeting will be reconvened as soon as a date is selected.

The Merger contemplated in the Amended Merger Agreement, which is currently expected to close during the second quarter of 2013, is subject to various closing conditions, including the approval by an affirmative vote of shareholders representing two-thirds or more of Shares present and voting in person or by proxy as a single class at the extraordinary general meeting, as well as certain other customary closing conditions.

On April 25, 2013 the Company announced that, at the duly convened EGM held at 10:00am Beijing time on April 25, 2013, Dr. Lou, as the chairman of EGM, declared that EGM be adjourned to a later date as soon as practicable in order to allow additional time for the Company to provide updated information to the shareholders regarding the Merger Agreement, dated as of February 8, 2013, by and among Parent, Merger Sub and the Company, as amended by the Amended Merger Agreement. Apart from the adjournment of the EGM, no other business was conducted at the EGM. The Company expects to file with the SEC and send to shareholders promptly a supplement to the definitive proxy statement dated March 25, 2013 relating to the Amended Merger Agreement. The Company will give notice to shareholders of the date on which the adjourned EGM will be reconvened as soon as a date is selected.

On April 26, 2013 the Company filed with the SEC a draft supplement to the definitive Proxy statement dated March 25, 2013 relating to the Amended Merger Agreement.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Principles of consolidation [Policy Text Block]

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, the VIE and its subsidiary. All significant intercompany balances and transactions between the Company, its subsidiaries and consolidated VIE have been eliminated upon consolidation.

Currency translation for financial statement presentation [Policy Text Block]

Currency translation for financial statement presentation

Solely for the convenience of the readers, certain 2012 RMB amounts included in the accompanying consolidated financial statements have been translated into U.S. dollars at the rate of US$1.00 = RMB6.2301, being the noon buying rate for U.S. dollars in effect on December 30, 2012 for cable transfers in RMB per U.S. dollar as certified for custom purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at that rate or at any other rate on December 31, 2012, or on any other date.

Foreign currency transactions [Policy Text Block]

Foreign currency transactions

The reporting currency of the Group is Renminbi (“RMB”).The functional currency of the Company’s PRC-based subsidiaries and consolidated VIE is RMB, whereas the functional currency of the Company and its non-PRC-based subsidiaries is the U.S. dollar (“US$”).

Transactions of the PRC-based subsidiaries and VIE denominated in currencies other than RMB are re-measured into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are re-measured into RMB using the applicable exchange rates quoted by the PBOC at the balance sheet dates. The resulting exchange differences are recorded in “other income, net” in the consolidated statements of income.

Assets and liabilities of the Company and non-PRC-based subsidiaries are translated into RMB using the exchange rate on the balance sheet dates. Income and expenses are translated at average exchange rates prevailing during the year. The gains and losses resulting from translation of financial statements of the Company and the Company’s non-PRC-based subsidiaries are recorded as foreign currency translation adjustments, a separate component of accumulated other comprehensive loss within shareholders’ equity.

Comparative figures [Policy Text Block]	Comparative figures Certain items in prior years’ consolidated financial statements have been reclassified to conform to the current year’s presentation.
Use of estimates [Policy Text Block]

Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management of the Company to make a number of estimates and assumptions relating to the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities on the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual financial results could differ significantly from those estimates. On an ongoing basis, management reviews its estimates and assumptions including, but not limited to, those related to the recoverability of the carrying amount and estimated useful lives of long-lived assets; valuation and other-than-temporary impairment of investments; realizability of inventories; allowance for doubtful accounts receivables; provision for sales rebates; valuation allowance for deferred tax assets; and share-based compensation. Changes in facts and circumstances may result in revised estimates.

Concentrations of risks [Policy Text Block]

Concentrations of risks

Concentration of credit risk

Cash and cash equivalents, restricted cash, time deposits, accounts receivable and notes receivable are potentially subject to concentration of credit risk. Cash and cash equivalents, restricted cash and time deposits are placed with financial institutions that management believes are of high credit quality. Accounts receivable are derived from revenue earned from customers located primarily in the PRC. The Company maintains an allowance for doubtful accounts based upon historical experience and the age of receivables, as well as taking into consideration economic and regulatory conditions. Determining appropriate allowances for these losses is an inherently uncertain process, and ultimate losses may vary from the current estimates, resulting in a material impact to future statements of income or cash flows. Due to the relatively small dollar amount of individual accounts receivable, the Company generally does not require collateral on these balances. The allowance for doubtful accounts was RMB2,542,000 and RMB2,208,000 (US$355,000) as of December 31, 2011 and 2012, respectively.

As of December 31, 2012 and 2011, no single customer accounted for more than 10% of outstanding net accounts receivable.

Currency convertibility risk

RMB is not a fully convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China (“PBOC”), controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market. All foreign exchange transactions involving RMB must take place either through the PBOC or other institutions authorized to buy and sell foreign exchange. Commencing from July 21, 2005, the PRC government moved the RMB into a managed floating exchange rate regime based on market supply and demand with reference to a basket of currencies. The exchange rate has continued to fluctuate since that time.

Business and economic risks

The Company participates in a fast-growing and highly competitive industry. The Company believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows: government regulations and policies; product pricing pressures; government sponsored insurance programs and government medical procurement; competition; demand for our major products; marketing and distribution network; product development; operation enhancement; and outside collaboration. There are other risks and uncertainties that could materiality affect the Company.

Sales to the Company’s top five distributors accounted for 30% to 40% of total net revenue for the years ended December 31, 2010, 2011 and 2012. The following is sales to a customer that individually comprised 10% or more of net revenues:

	Year ended December 31,
	2010		2011		2012		2012
	RMB’000%		RMB’000%		RMB’000%		$’000
Beijing Tianxingpuxin Bio-Medical Co., Ltd.	46,762	11%	57,382	11%	67,886	10%	10,896

Purchases from the Company’s top five suppliers accounted for 30% to 40% of total inventories purchased for the years ended December 31, 2010, 2011 and 2012. The following are inventory purchases from suppliers that individually comprised 10% or more of total inventories purchased in any of the years ended December 31, 2010, 2011 and 2012:

	Year ended December 31,
	2010		2011		2012		2012
	RMB’000%		RMB’000%		RMB’000%		$’000%
Chengdu Tiantaishan Pharmaceutial Co., Ltd.	1,622	7%	3,553	11%	3,984	10%	639	10%
Nanjing Lifenergy R&D Co., Ltd.	2,426	10%	2,156	6%	1,686	4%	271	4%

The Company’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC.

Foreign currency exchange rate risk

The Company’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents, time deposits and accounts receivable denominated in US$, Australian Dollar (AUD) and Hong Kong Dollar (HKD). The functional currency of the Company is US$, and the reporting currency is RMB. Since July 21, 2005, the RMB has been permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The depreciation of the US$ against RMB was approximately 1.0% in 2012. Any significant revaluation of RMB may materially and adversely affect the cash flows, revenues, earnings and financial position, and the value of, and any dividends payable on, the American Depository Shares ("ADSs") in U.S. dollars. As a result, an appreciation of RMB against the U.S. dollar would result in foreign currency translation losses when translating the net assets of the Company from the U.S. dollar into RMB.

Fair value measurements of financial instruments

The carrying amounts of the Group’s cash and cash equivalents, restricted cash, time deposits, accounts receivable, notes receivable and accounts payable approximate their fair value as of the balance sheet dates because of their short maturity. Fair values for investment securities that are classified as available-for-sale securities are determined by using quoted market prices and valuation methodologies, primarily discounted cash flow analysis.

Cash and cash equivalents, time deposits and restricted cash [Policy Text Block]

Cash and cash equivalents, time deposits and restricted cash

Cash and cash equivalents consist of cash on hand, interest-bearing deposits placed with banks and short-term, highly liquid investments with original maturities of three months or less. Interest-bearing time deposits with financial institutions with original maturities in excess of three months are excluded from cash and cash equivalents and classified as time deposits. Time deposits with remaining maturities longer than one year are classified as non-current assets. The interest rates of the time deposits ranged from 0.77% to 5.1% per annum with a weighted-average original maturity of 1.2 years.

Restricted cash as of December 31, 2012 comprises RMB668,000 (US$107,000) housing maintenance enhancement fund. The maintenance enhancement fund can only be used upon employees’ application and the related government authority’s approval.

As of December 31, 2011 and 2012, the amount of cash and cash equivalents, restricted cash and time deposits with original maturities over three months held in financial institutions by geographic location is as follows:

	December 31,
	2011	2012	2012
	RMB’000	RMB’000	$’000

- the PRC	675,083	833,265	133,748
- Hong Kong	90,596	59,254	9,510

	765,679	892,519	143,258

As of December 31, 2011 and 2012, the Group’s cash and cash equivalents, restricted cash and time deposits with original maturities over three months denominated in U.S. dollars, Renminbi and other foreign currencies are as follows:

	December 31,
	2011	2012
	’000	’000
U.S. dollars	24,516	21,127
Renminbi	598,810	752,277
HKD	7,752	2,416
AUD	974	1,027

The group holds its cash, cash equivalents, restricted cash and time deposits in major financial institutions that management believes are of high credit quality.

Accounts receivable and notes receivable [Policy Text Block]

Accounts receivable and notes receivable

Accounts receivable are stated at the invoiced amount after deduction of trade discounts and allowances, if any, and is non-interest bearing. The allowance for doubtful accounts is the Group’s best estimate of the amount of credit losses in the Group’s existing accounts receivable. The Group determines the allowance based on historical write-off experience, customer specific facts and economic conditions.

Outstanding account balances are reviewed individually for collectability. Account balances are written off after all means of collection have been exhausted and the potential for recovery is considered remote. Shenyang Sunshine and its consolidated entities are required to comply with local tax requirements on the write-offs of doubtful accounts, which allow for such write-offs only when sufficient evidence is available to prove the debtor’s inability to make payments. The Group does not have any off-balance-sheet credit exposure related to its customers.

No notes receivable provision is considered necessary as the notes are issued by reputable commercial banks in the PRC, where risk of non-payment by customers rests with the banks.

Inventories [Policy Text Block]

Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the weighted average cost method. Cost of work-in-progress and finished goods comprise of direct materials, direct production cost and an allocated proportion of production overheads based on normal operating capacity. Adjustments are made to write down excess or obsolete inventories to their estimated realizable values.

Available-for-sale securities [Policy Text Block]

Available-for-sale securities

Available-for-sale securities consist of debt and equity marketable securities and a convertible promissory note. Available-for-sale securities considered available for use in current operations are classified as current assets.

Available-for-sale securities are recorded at fair value. Unrealized holding gains and losses, net of the related tax effect, if any, are reported as a separate component of accumulated other comprehensive loss until realized. Realized gains and losses from the sale or disposal of available-for-sale securities are determined on a specific-identification basis.

A decline in the market value of any available-for-sale security that is deemed to be other-than-temporary results in an impairment to the carrying amount to fair value. The impairment is charged to earnings and a new cost basis for the security is established. To determine whether impairment is other-than-temporary, the Group considers whether it has the ability and intent to hold the investment until a market price recovery and considers whether evidence indicating the cost of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the impairment, changes in value subsequent to year-end, forecasted performance of the investee, and the general market condition in the geographic area or industry the investee operates in.

Interest income from available-for-sale securities is recognized in other income when earned.

Investments in non-consolidated affiliates [Policy Text Block]

Investments in non-consolidated affiliates

Pursuant to ASC 323-10: Investments – Equity Method and Joint Ventures – Overall , investments in companies in which the Group can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting. Significant influence is generally presumed to exist when the Group owns between 20% and 50% of the investee.

Under the equity method of accounting, only the Group’s investment in and amounts due to and from the equity investee are included in the consolidated balance sheets. The Group initially records its investment at cost and adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss in the consolidated statements of income after the date of acquisition. The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill included in the equity method investment on the consolidated balance sheets.

Impairment of investments in non-consolidated affiliates [Policy Text Block]

Impairment of investments in non-consolidated affiliates

For investments accounted for using the equity method of accounting, the Group determines impairment by assessing whether an other-than-temporary decline in value of the investment has been sustained. If it has been determined that an investment has sustained an other-than-temporary decline in its value, the investment is written down to its fair value by a charge to earnings. This evaluation is dependent on the specific facts and circumstances. The Group evaluates information such as the investee’s budgets, business plans and financial statements in addition to quoted market prices, if any, in determining whether an other-than-temporary decline in value exists. Factors indicative of an other-than-temporary decline include recurring operating losses, credit defaults and subsequent rounds of financing at an amount below the cost basis of the Group’s investment. This list is not all-inclusive and the Group weighs all known quantitative and qualitative factors.

Property, plant and equipment [Policy Text Block]

Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation on property, plant and equipment is calculated based on the straight-line method, after taking into account their respective estimated residual values, over the estimated useful lives of the assets as follows:

Buildings	10 - 20 years
Plant and machinery	5 - 10 years
Motor vehicles	4 - 5 years
Furniture and fixtures	3 - 10 years
Computer equipment	3 years

The Company constructs certain of its fixed assets. All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction-in-progress. No depreciation is provided in respect of construction-in-progress. Construction in progress is transferred to specific fixed asset items and depreciation of these assets commences when they are ready for their intended use.

Depreciation of property, plant and equipment attributable to manufacturing activities is capitalized as part of inventory, and expensed to cost of revenues when inventory is sold.

Expenditures for maintenance and repairs are expensed as incurred.

The gain or loss on the disposal of property, plant and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of income as other income/(loss).

Intangible assets [Policy Text Block]

Intangible assets

Intangible assets mainly include an exclusive distribution right of Iron in the PRC, a patent acquired from an unrelated third party, as well as acquired Pegsiticase related global IP rights and related in-progress R&D (“IPR&D”), which were determined to have alternative future use. Intangible assets other than IPR&D held by the Group have finite lives, are amortized over their estimated useful lives, ranging from 3.7 to 20 years (weighted average life of 7.8 years) and are carried at cost less accumulated amortization with no residual value. Amortization expense is recognized based on the straight-line method over the estimated useful lives. IPR&D is identified as having an indefinite useful life, which is not subject to amortization.

If intangible assets with indefinite use lives are subsequently determined to have finite useful lives, amortization will be provided prospectively over their estimated remaining useful lives and will be accounted for in the same manner as other intangible assets that are subject to amortization.

Impairment of long-lived assets [Policy Text Block]

Impairment of long-lived assets

Long-lived assets, including property, plant and equipment and intangible assets with finite useful lives, are reviewed for impairment whenever events or changes in circumstances indicate, in management’s judgement, that the carrying amount of an asset may not be recoverable.

Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future undiscounted cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Fair value is measured by the asset’s discounted cash flows or market value, if readily determinable.

Intangible assets with indefinite useful lives are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired.

Prepaid land lease payment [Policy Text Block]

Prepaid land lease payment

Prepaid land lease payment represents the cost of land use rights in the PRC. Land lease payment is carried at cost and recognized as expense on a straight-line basis over the respective periods of the rights of 30 to 50 years.

The current portion of prepaid land lease payment represents the amount expected to be recognized as expense within one year from the balance sheet date, which has been included in “Prepaid expenses and other receivables” in the consolidated balance sheets.

Revenue recognition [Policy Text Block]

Revenue recognition

Sales of pharmaceutical products represent the invoiced value of goods, net of value added taxes (“VAT”), sales returns, trade discounts and allowances. In accordance with ASC 605-10: Revenue recognition – Overall , the Group recognizes revenue when products are delivered and the customer takes ownership and assumes risk of loss, collection of the relevant receivable is reasonably assured, persuasive evidence of an arrangement exists and the sales price is fixed or determinable. Shipping and handling costs paid by the Group and recovered from customers are included in revenue and sales, marketing and distribution expenses.

In the PRC, VAT at a general rate of 17% on invoice amount is collected on behalf of tax authorities in respect of the sales of goods. Revenue is stated net of VAT. VAT collected from customers is offset with VAT paid by the Group for purchases, with the net amount recorded as a liability in the consolidated balance sheets until it is paid to the tax authorities.

Government grants [Policy Text Block]

Government grants

Government grants received from PRC government agencies are recognized as deferred grant income and recognized in the consolidated statements of income as and when they are incurred for the specific research and development projects or general operation purpose for which these grants are received.

Government grants relating to the domestic acquisition of property, plant and equipment are recognized in the consolidated balance sheets as deferred income when there is reasonable assurance that it will be received and amortized as other income over the weighted average useful life of the assets purchased under the related subsidized capital project.

Retirement and other post-retirement benefits [Policy Text Block]

Retirement and other post-retirement benefits

Contributions to retirement schemes (which are defined contribution plans) are charged to the consolidated statements of income as and when the related employee service is provided.

Pursuant to the relevant PRC regulations, the Company’s consolidated PRC subsidiaries and VIE are required to make contributions for each employee at a rate of approximately 20% on a standard salary base as determined by the local Social Security Bureau, to a defined contribution retirement scheme organized by the local Social Security Bureau in respect of the retirement benefits for the Group’s employees in the PRC. The total amount of contributions of RMB3,367,000, RMB5,046,000 and RMB6,228,000 (US$1,000,000) for the years ended December 31, 2010, 2011 and 2012, respectively, was charged to expense in the consolidated statements of income. The Group has no other obligation to make payments in respect of retirement benefits of the employees.

Income taxes [Policy Text Block]

Income taxes

Income taxes are accounted for under the liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in the consolidated statements of income in the period that includes the enactment date.

The Group applies ASC 740-10: Income Taxes: Overall (“ASC 740-10”) to account for uncertainty in income taxes. ASC 740-10 requires that an entity recognizes in the consolidated financial statements the impact of a tax position, if that position is not more likely than not to be sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized on a cumulative probability basis. Changes in recognition or measurement are reflected in the period in which the change in judgement occurs. The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of income. As of and for the years ended December 31, 2010, 2011 and 2012, no unrecognized tax benefits or interest and penalties associated with uncertainty in income taxes have been recognized.

Advertising costs [Policy Text Block]

Advertising costs

Advertising costs are expensed as incurred. Advertising costs included in sales, marketing and distribution expenses were RMB1,204,000, RMB858,000 and RMB2,549,000 (US$409,000) for the years ended December 31, 2010, 2011 and 2012, respectively.

R&D costs [Policy Text Block]

R&D costs

R&D costs are expensed as incurred. R&D costs consist primarily of the remuneration of R&D staff, depreciation, material, clinical trial costs as well as amortization of acquired technology and know-how used in R&D with alternative future uses. R&D costs also include costs associated with collaborative R&D and in-licensing arrangements, including upfront fees paid to collaboration partners in connection with technologies which have not reached technological feasibility and did not have an alternative future use. Reimbursement of R&D costs for arrangements with collaboration partners is recognized when the obligations are incurred.

Commitments and contingencies [Policy Text Block]

Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, including among others, product liability. The Group records accruals for such contingency based upon the assessment of the probability of occurrence and, where determinable, an estimate of the liability. The Group may consider many factors in making these assessments including past history and the specifics of each matter. As the Group has not become aware of any product liability claim since operations commenced, the Group has not recognized a liability for product liability claims.

Earnings per share (EPS) [Policy Text Block]

Earnings per share (“EPS”)

In accordance with ASC 260-10: Earnings Per Share: Overall , basic net income attributable to 3SBio Inc. per share is computed by dividing net income attributable to 3SBio Inc. by the weighted average number of ordinary shares outstanding. Diluted net income attributable to 3SBio Inc. per share is calculated by dividing net income attributable to 3SBio Inc. by the weighted average number of ordinary and dilutive potential ordinary shares outstanding during the period. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options, as well as vesting of nonvested shares and restricted share units (“RSUs”) that will be settled in the Company’s stock. The dilutive effect of outstanding stock options, nonvested shares and RSUs are reflected in diluted earnings attributable to 3SBio Inc. per share by application of the treasury stock method. The calculation of diluted net income attributable to 3SBio Inc. per share excludes all anti-dilutive shares.

The following table sets forth the computation of basic and diluted net income attributable to 3SBio Inc. per share:

	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	$’000
Numerator for basic and diluted net income attributable to 3SBio Inc. per share:
- Net income attributable to 3SBio Inc.	81,286	108,573	102,354	16,428
Denominator:
- Basic weighted average shares	151,241,036	153,310,128	154,726,537	154,726,537
- Effect of dilutive potential ordinary shares
RSUs	1,183,002	1,487,696	1,018,648	1,018,648
Nonvested shares	543,719	1,448,590	2,669,445	2,669,445
Options	1,164,011	902,271	557,052	557,052

	2,890,732	3,838,557	4,245,145	4,245,145
Diluted weighted average shares	154,131,768	157,148,685	158,971,682	158,971,682
Basic net income attributable to 3SBio Inc. per share	0.54	0.71	0.66	0.11

Diluted net income attributable to 3SBio Inc. per share	0.53	0.69	0.64	0.10

Comprehensive Income [Policy Text Block]

Comprehensive Income

Comprehensive income is defined to include all changes in equity except those resulting from investment by owners and distributions to owners. The Group’s components of comprehensive income during the years ended December 31, 2010, 2011 and 2012 were net unrealized gains and losses on available-for-sale securities and foreign currency translation adjustments.

Share-based payments [Policy Text Block]

Share-based payments

The Group adopts ASC 718-10: Compensation – Stock Compensation: Overall (“ASC 718-10”) for all share-based payments made by the Group. ASC 718-10 requires that all compensation cost related to employee share options or similar equity instruments be measured at grant date fair values of the awards. The Group recognizes compensation cost on a straight-line basis over the requisite service period, which is generally the same as the vesting period, for all awards with graded vesting. The Group adopts a lattice option-pricing model to determine the fair value of share options granted and forfeitures are estimated based on historical experience and are periodically reviewed.

The Group accounts for equity instruments issued to each member of the board of directors who is not an employee of the Group in accordance with the provisions of ASC 718-10. As those non-employee directors were all appointed to a board position that will be filled by shareholder election when the existing term expires and the awards granted to these directors are only for their services as directors, awards granted to these non-employee directors are treated in the same way as share-based payment to employees.

Segment reporting [Policy Text Block]

Segment reporting

The Group uses the management approach in determining operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions, allocating resources and assessing performance as the source of determining the Group’s reportable segments. Management, including the chief operating decision maker, reviews operating results solely by monthly revenue and operating results of the Group and, as such, the Group has determined that the Group has a single operating segment as defined by ASC 280-10: Segment Reporting: Overall , which is the research, development, manufacture and distribution of pharmaceutical products in the PRC.

Recently issued accounting standards [Policy Text Block]

Recently issued accounting standards

In July 2012, the Financial Accounting Standards Board (“FASB”) issued ASU 2012-02,

Testing Indefinite-Lived Intangible Assets for Impairment (“ASU 2012-02”). ASU 2012-02 allows entities to use a qualitative approach to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount and recognize an impairment loss, if any, to the extent the carrying value exceeds its fair value. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Company does not expect that the adoption of ASU 2012-02 will have a material impact on its consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”). ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, it requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. ASU 2013-02 is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. Early adoption is permitted. The Company does not expect that the adoption of ASU 2013-02 will have a material impact on its consolidated financial statements.

Principal activities, organization and basis of presentation (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Variable Interest Entities, Assets and Liabilities [Table Text Block]
	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000
Current assets	21,465	56,551	9,077
Non-current assets	25,364	42,799	6,870
Total assets	46,829	99,350	15,947

Current liabilities	2,457	5,800	931
Total liabilities	2,457	5,800	931

Schedule of Variable Interest Entities, Financial Performance & Cash Flow [Table Text Block]
	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

Net revenues	23,169	31,374	42,714	6,856

Net income /(loss)	(1,864)	2,344	(6,608)	(1,061)
Net cash used in operating activities	(5,409)	(3,540)	(6,181)	(992)
Net cash provided by/(used in) investing activities	5,424	(16,424)	(53,811)	(8,637)
Net cash provided by financing activities	-	-	-	-

Summary of significant accounting policies and practices (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Revenue by Major Customers [Table Text Block]
	Year ended December 31,
	2010		2011		2012		2012
	RMB’000%		RMB’000%		RMB’000%		$’000
Beijing Tianxingpuxin Bio-Medical Co., Ltd.	46,762	11%	57,382	11%	67,886	10%	10,896

Schedule of Major Suppliers [Table Text Block]
	Year ended December 31,
	2010		2011		2012		2012
	RMB’000%		RMB’000%		RMB’000%		$’000%
Chengdu Tiantaishan Pharmaceutial Co., Ltd.	1,622	7%	3,553	11%	3,984	10%	639	10%
Nanjing Lifenergy R&D Co., Ltd.	2,426	10%	2,156	6%	1,686	4%	271	4%

Schedule of Cash, Cash Equivalents and Short-term Investments [Table Text Block]
	December 31,
	2011	2012	2012
	RMB’000	RMB’000	$’000

- the PRC	675,083	833,265	133,748
- Hong Kong	90,596	59,254	9,510

	765,679	892,519	143,258

Schedule of Cash and Cash Equivalents, Time Deposit and Restricted Cash [Table Text Block]
	December 31,
	2011	2012
	’000	’000
U.S. dollars	24,516	21,127
Renminbi	598,810	752,277
HKD	7,752	2,416
AUD	974	1,027

Property, Plant and Equipment, Schedule of Significant Acquisitions and Disposals [Table Text Block]
Buildings	10 - 20 years
Plant and machinery	5 - 10 years
Motor vehicles	4 - 5 years
Furniture and fixtures	3 - 10 years
Computer equipment	3 years

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	$’000
Numerator for basic and diluted net income attributable to 3SBio Inc. per share:
- Net income attributable to 3SBio Inc.	81,286	108,573	102,354	16,428
Denominator:
- Basic weighted average shares	151,241,036	153,310,128	154,726,537	154,726,537
- Effect of dilutive potential ordinary shares
RSUs	1,183,002	1,487,696	1,018,648	1,018,648
Nonvested shares	543,719	1,448,590	2,669,445	2,669,445
Options	1,164,011	902,271	557,052	557,052

	2,890,732	3,838,557	4,245,145	4,245,145
Diluted weighted average shares	154,131,768	157,148,685	158,971,682	158,971,682
Basic net income attributable to 3SBio Inc. per share	0.54	0.71	0.66	0.11

Diluted net income attributable to 3SBio Inc. per share	0.53	0.69	0.64	0.10

Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts Receivable [Table Text Block]
	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Accounts receivable	116,491	117,771	18,904

Less: Allowance for doubtful accounts	(2,542)	(2,208)	(355)
Total accounts receivable, net	113,949	115,563	18,549

Schedule of Accounts Receivable, Allowance for Doubtful Accounts [Table Text Block]
	December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

Balance at beginning of year	2,915	2,663	2,542	408
Charged to income	-	-	18	3
Credited to income	(234)	(111)	(352)	(56)
Written off against the allowance	(18)	(10)	-	-

Balance at end of year	2,663	2,542	2,208	355

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Inventory, Current [Table Text Block]
	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Raw materials	3,391	5,617	902
Work-in-progress	15,223	16,651	2,673
Finished goods	6,682	10,559	1,695
Consumables and packaging materials	2,308	2,603	417

Total inventories	27,604	35,430	5,687

Prepaid expenses and other receivables (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Prepaid Expenses and Other Receivables [Table Text Block]
	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Prepayments and other deposits	7,444	16,459	2,642
Loan receivable	2,000	-	-
Other receivables	17,228	19,184	3,079

Total prepaid expenses and other receivables	26,672	35,643	5,721

Available-for-sale securities (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Table Text Block]
	December 31, 2012
		Foreign
		currency	Gross
		translation	unrealized	Impairment	Fair	Fair
	Cost	adjustment	gain	loss	value	value
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Current portion:
Equity securities	30,192	(2,156)	2,967	(20,427)	10,576	1,698
Non-current portion:
Corporate debt securities	11,360	(1,496)	1,368	-	11,232	1,803
Total available-for-sale securities	41,552	(3,652)	4,335	(20,427)	21,808	3,501

	December 31, 2011
		Foreign
		currency	Gross
		translation	unrealized	Impairment
	Cost	adjustment	gain/(loss)	loss	Fair value
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Current portion:
Equity securities	30,192	(1,869)	(5,493)	-	22,830
Non-current portion:
Convertible promissory note	1,334	-	-	(1,334)	-
Corporate debt securities	11,360	(1,395)	883	-	10,848
	12,694	(1,395)	883	(1,334)	10,848
Total available-for-sale securities	42,886	(3,264)	(4,610)	(1,334)	33,678

Schedule of Impairment Loss on Available-sor-sale Securities [Table Text Block]
	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000
Balance at beginning of year	-	-	1,334	214
Addition during the year	-	1,334	20,427	3,279
Balance at end of year	-	1,334	21,761	3,493

Schedule of Available-for-sale, Maturity Information [Table Text Block]
	Year ended December 31,
	2012	2012
	RMB’000	US$’000
Due in one through five years	7,514	1,206
Due after five years through ten years	3,718	597

Total	11,232	1,803

Investment in non-consolidated affiliates (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Equity Method Investments [Table Text Block]
		Year ended December 31,
	Ownership	2011	2012	2012
Name of Company	percentage	RMB’000	RMB’000	US$’000
- Ascentage SH	40%	2,245	3,159	507
- APGC	40%	-	-	-
- JV ManageCo	30%	-	5,135	824
Total		2,245	8,294	1,331

Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Buildings	102,864	111,875	17,957
Plant and machinery	118,923	124,410	19,969
Motor vehicles	5,953	4,959	796
Furniture, fixtures and computer equipment	45,588	45,529	7,308
Construction-in-progress	10,919	41,003	6,581

	284,247	327,776	52,611
Less: Accumulated depreciation	(86,194)	(103,531)	(16,617)

Total property, plant and equipment	198,053	224,245	35,994

Prepaid land lease payment (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Land Use Rights [Table Text Block]
	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Prepaid land lease payment	20,419	20,419	3,277
Less: Accumulated amortization	(2,421)	(2,971)	(477)
Balance as of December 31, 2012	17,998	17,448	2,800
Including:
Non-current portion	17,448	16,898	2,712
Current portion	550	550	88

Schedule of Land Use Rights, Estimated Amortization Expense [Table Text Block]
	RMB’000	US$’000
2013	550	88
2014	550	88
2015	550	88
2016	550	88
2017 and thereafter	15,248	2,448

Total	17,448	2,800

Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Cost:
Exclusive distribution right	5,500	5,500	883
China IP rights	1,782	1,782	286
U.S. IP rights	4,047	4,047	650
Patent	8,097	8,097	1,300
Others	219	219	35
	19,645	19,645	3,154
Accumulated amortization:
Exclusive distribution right	3,575	4,675	751
China IP rights	89	178	29
U.S. IP rights	289	578	93
Patent	1,288	3,496	561
Others	18	33	5
	(5,259)	(8,960)	(1,439)
Intangible assets subject to amortization, net	14,386	10,685	1,715
IPR&D	35,229	35,229	5,655
Total intangible assets, net	49,615	45,914	7,370

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
	RMB’ 000	US$’000
2013	3,426	550
2014	2,601	417
2015	577	93
2016	393	63
2017 and thereafter	3,688	592
Total	10,685	1,715

Deferred income (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Deferred Income, Amortization [Table Text Block]
	RMB’000	US$’000

2013	1,981	318
2014	1,981	318
2015	1,044	168
2016	374	60
2017 and thereafter	9,205	1,477

Total	14,585	2,341

Schedule of Total Grant Income [Table Text Block]
	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

R&D activities support	882	211	524	84
Amortization of deferred income	374	1,374	374	60
Total grant income	1,256	1,585	898	144

Accrued expenses and other payables (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accrued Liabilities [Table Text Block]
	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Accrued selling and marketing expenses	19,069	33,176	5,325
Accrued salaries, bonus and welfare expenses	11,391	13,193	2,118
Other taxes payable	10,422	8,190	1,315
Payable to plant, property and equipment vendors	3,680	4,442	713
Payable to R&D service contractors	1,535	-	-
Advances from customers	733	1,114	179
Other accrued expenses	1,559	9,216	1,478
Total accrued expenses and other payables	48,389	69,331	11,128

Revenues (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Revenues [Table Text Block]
	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000
Domestic sales:
-EPIAO	250,854	317,889	372,912	59,857
-TPIAO	128,717	164,839	210,391	33,770
-Intefen	5,358	5,229	4,649	746
-Inleusin	2,041	2,788	2,963	476
-Iron	17,187	24,859	34,268	5,500
Export sales	12,211	23,890	40,040	6,427
Others	2,260	2,120	4,725	758

Total revenues	418,628	541,614	669,948	107,534

Collaborations (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of VIE, Carrying Value of Investment [Table Text Block]
	Carrying value of investment in VIE			Maximum
	Equity	R&D		exposure
	investment	prepayment	Total	to loss
	RMB ’000	RMB ’000	RMB ’000	RMB ’000
APGC	-	-	-	-
Ascentage SH	3,159	-	3,159	3,159

Taxation (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000
Current	20,697	28,651	30,477	4,892
Deferred	1,075	(441)	(599)	(96)
Total	21,772	28,210	29,878	4,796

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

PRC	137,141	176,302	191,774	30,781
Other Countries	(34,083)	(39,932)	(59,321)	(9,522)
	103,058	136,370	132,453	21,259

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

Income before income tax expense	103,058	136,370	132,453	21,259
Computed tax expense at statutory rate of 25%	25,765	34,093	33,113	5,315

Increase/(reduction) in income taxes:
International rate differences	5,277	8,613	14,830	2,380
PRC preferential tax rates	(11,523)	(18,043)	(20,295)	(3,258)
Non-deductible expenses	847	2,653	5,970	958
Non-taxable income	(56)	(116)	(1,708)	(274)
Change in valuation allowance on deferred tax assets	1,177	1,167	1,260	202
Tax concession for R&D costs	(1,706)	(1,743)	(3,649)	(586)
Withholding income tax	2,163	1,421	159	26
Others	(172)	165	198	33

Income tax expense	21,772	28,210	29,878	4,796
Effective tax rate %	21.1%	20.7%	22.6%	22.6%

Schedule of Loss Carryforwards [Table Text Block]
	RMB’000	US$’000

2013	233	37
2014	313	50
2015	2,922	469
2016	6,513	1,045
2017	1,907	306

	11,888	1,907

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Property, plant and equipment	312	335	53
Accounts receivable	525	433	70
Long-term receivable	61	91	15
Inventories	149	97	16
Accrued expenses	2,630	3,679	590
Deferral of R&D costs for tax purposes	56	-	-
Prepayment and other receivable	(5)	249	40
Tax loss carry forwards	2,269	2,972	477

Total deferred tax assets	5,997	7,856	1,261

Less: valuation allowance	(2,985)	(4,245)	(681)

Net deferred tax assets	3,012	3,611	580
Consolidated balance sheet classification:
Current	2,750	3,276	526
Non-current	262	335	54
Total	3,012	3,611	580

Schedule of Valuation Allowance [Table Text Block]
	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

Balance at beginning of year	641	1,818	2,985	479
Charged to income	1,177	1,167	1,260	202

Balance at end of year	1,818	2,985	4,245	681

Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Nonvested Share Activity [Table Text Block]
		Weighted		Weighted
		average		average
	Number of	grant-date		grant-date
	nonvested	fair value	Number of	fair value
	shares	(per share)	RSUs	(per RSU)
		US$		US$
Nonvested at December 31, 2011	4,916,321	1.86	1,898,750	1.55
Awarded	4,270,000	1.62	-	-
Vested	(113,474)	1.45	(949,375)	1.55
Nonvested at December 31, 2012	9,072,847	1.75	949,375	1.55

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	Intrinsic
	options	price	life	Value
		US$	Years	US$
Outstanding, December 31, 2011	1,041,804	0.78	2.25	708,427
Forfeited	(3,963)	0.78
Exercised	(99,008)	0.78

Outstanding, December 31, 2012	938,833	0.78	1.25	1,097,083
Vested and expected to vest at December 31, 2012	938,833	0.78	1.25	1,097,083
Exercisable at December 31, 2012	938,833	0.78	1.25	1,097,083

Schedule of Share-based Compensation Arrangements by Share-based Compensation Cost [Table Text Block]
	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

Cost of revenues	1,007	423	872	140
Research and development costs	6,864	7,316	8,231	1,321
Sales, marketing and distribution expenses	907	815	720	116
General and administrative expenses	15,720	12,639	13,021	2,090

Charged to income statement	24,498	21,193	22,844	3,667
Capitalized as property, plant and equipment	189	319	415	67
Capitalized as inventory	-	277	402	65
Total share-based compensation cost	24,687	21,789	23,661	3,799

Long-term receivables (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Long-term receivables, net [Table Text Block]
	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Long-term receivables	3,929	3,173	509
Less: Allowance for doubtful accounts	(818)	(818)	(131)
Total long-term receivables, net	3,111	2,355	378

Schedule of Long-term receivables, Allowance for Doubtful Accounts [Table Text Block]
	December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

Balance at beginning of year	-	-	818	131
Charged to income	-	818	-	-

Balance at end of year	-	818	818	131

Other income/(loss), net (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

Recovery of investor relationship fees	2,065	1,895	528	85
Exchange gains/(loss)	(249)	176	179	29
Gain/(loss) on disposal of property, plant and equipment	371	(2,226)	(268)	(43)
Withholding business tax	(1,082)	(874)	-	-
Loss on deconsolidation of Clinical Centers (Note 16)	-	-	(7,645)	(1,228)
Recovery of expenditures in the Clinical Centers (Note 16)	-	-	5,692	910
Consulting service income (Note 16)	-	-	938	151
Others	201	178	(418)	(67)

Total other income/(loss), net	1,306	(851)	(994)	(160)

Related party transactions (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Related Party Transactions [Table Text Block]
	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

R&D costs	5,000	6,000	6,000	963

Schedule of Due from Related Parties [Table Text Block]
	As at December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Prepayment of R&D costs	6,000	-	-
Loan receivable	-	1,263	203
Total	6,000	1,263	203

Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
	RMB’000	US$’000

2013	712	114
2014	44	7
2015	-	-
Total	756	121

Accumulated balances related to each component of other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Net unrealized	Foreign	Accumulated
	gain/(loss) on	currency	other
	available-for- sale	translation	comprehensive
	securities	adjustments	loss
	RMB’000	RMB’000	RMB’000
Balance as of January 1, 2010	600	(101,208)	(100,608)
Other comprehensive income/(loss)	21,335	(10,258)	11,077
Balance as of December 31, 2010	21,935	(111,466)	(89,531)

Other comprehensive loss	(26,545)	(10,214)	(36,759)
Balance as of December 31, 2011	(4,610)	(121,680)	(126,290)
Other comprehensive gain/(loss)	8,945	(1,974)	6,971
Balance as of December 31, 2012	4,335	(123,654)	(119,319)
Balance as of December 31, 2012 $’000)	696	(19,848)	(19,152)

Schedule of Net Unrealized Gain/(Loss) on Available-for-sale [Table Text Block]
	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	$’000
Net unrealized (loss)/gain in available- for-sale securities arising during the year	21,335	(27,879)	(11,482)	(1,843)
Less: reclassification adjustment for realized loss included in net income on providing impairment on available- for-sale securities	-	(1,334)	(20,427)	(3,279)

Net unrealized gain/(loss) in available- for-sale securities recognized in other comprehensive income	21,335	(26,545)	8,945	1,436

Fair value measurement (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, by Balance Sheet Grouping [Table Text Block]
	As of December 31, 2012
	Quoted prices in active	Total fair value
	market for identical assets
	(Level1)
	(RMB’000)	(RMB’000)	(US$’000)

Cash and cash equivalents	450,557	450,557	72,319
Restricted cash	668	668	107
Time deposits with financial institutions	441,294	441,294	70,832
Available-for-sale securities	21,808	21,808	3,501

	914,327	914,327	146,759

	As of December 31, 2011
	Quoted prices in active	Total fair value
	market for identical assets
	(Level1)
	(RMB’000)	(RMB’000)	(US$’000)

Cash and cash equivalents	245,813	245,813	39,056
Restricted cash	665	665	106
Time deposits with financial institutions	519,201	519,201	82,492
Available-for-sale securities	33,678	33,678	5,351

	799,357	799,357	127,005

Principal activities, organization and basis of presentation (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($) Y	Dec. 31, 2012 CNY
Principal Activities, Organization And Basis Of Presentation 1	90.00%	90.00%
Principal Activities, Organization And Basis Of Presentation 2	90.00%	90.00%
Principal Activities, Organization And Basis Of Presentation 3	70.00%	70.00%
Principal Activities, Organization And Basis Of Presentation 4	10	10
Principal Activities, Organization And Basis Of Presentation 5		13,500,000
Principal Activities, Organization And Basis Of Presentation 6		13,500,000
Principal Activities, Organization And Basis Of Presentation 7		100,000
Principal Activities, Organization And Basis Of Presentation 8		93,550,000
Principal Activities, Organization And Basis Of Presentation 9	15,020,000
Principal Activities, Organization And Basis Of Presentation 10	40.00%	40.00%
Principal Activities, Organization And Basis Of Presentation 11		30,000,000
Principal Activities, Organization And Basis Of Presentation 12		1,000,000
Principal Activities, Organization And Basis Of Presentation 13		250,000,000
Principal Activities, Organization And Basis Of Presentation 14	80.00%	80.00%
Principal Activities, Organization And Basis Of Presentation 15	20.00%	20.00%
Principal Activities, Organization And Basis Of Presentation 16		56,300,000
Principal Activities, Organization And Basis Of Presentation 17	9,037,000
Principal Activities, Organization And Basis Of Presentation 18		45,040,000
Principal Activities, Organization And Basis Of Presentation 19	7,229,600
Principal Activities, Organization And Basis Of Presentation 20	20,000,000
Principal Activities, Organization And Basis Of Presentation 21	70.00%	70.00%
Principal Activities, Organization And Basis Of Presentation 22	30.00%	30.00%
Principal Activities, Organization And Basis Of Presentation 23	70.00%	70.00%
Principal Activities, Organization And Basis Of Presentation 24	30.00%	30.00%
Principal Activities, Organization And Basis Of Presentation 25		11,200,000
Principal Activities, Organization And Basis Of Presentation 26	1,800,000
Principal Activities, Organization And Basis Of Presentation 27		3,400,000
Principal Activities, Organization And Basis Of Presentation 28	$ 500,000

Summary of significant accounting policies and practices (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($) Y	Dec. 31, 2012 CNY
Summary Of Significant Accounting Policies And Practices 1	$ 1
Summary Of Significant Accounting Policies And Practices 2		6.2301
Summary Of Significant Accounting Policies And Practices 3		2,542,000
Summary Of Significant Accounting Policies And Practices 4		2,208,000
Summary Of Significant Accounting Policies And Practices 5	355,000
Summary Of Significant Accounting Policies And Practices 6	10.00%	10.00%
Summary Of Significant Accounting Policies And Practices 7	30.00%	30.00%
Summary Of Significant Accounting Policies And Practices 8	40.00%	40.00%
Summary Of Significant Accounting Policies And Practices 9	10.00%	10.00%
Summary Of Significant Accounting Policies And Practices 10	30.00%	30.00%
Summary Of Significant Accounting Policies And Practices 11	40.00%	40.00%
Summary Of Significant Accounting Policies And Practices 12	10.00%	10.00%
Summary Of Significant Accounting Policies And Practices 13	1.00%	1.00%
Summary Of Significant Accounting Policies And Practices 14	0.77%	0.77%
Summary Of Significant Accounting Policies And Practices 15	5.10%	5.10%
Summary Of Significant Accounting Policies And Practices 16	1.2	1.2
Summary Of Significant Accounting Policies And Practices 17		668,000
Summary Of Significant Accounting Policies And Practices 18	107,000
Summary Of Significant Accounting Policies And Practices 19	20.00%	20.00%
Summary Of Significant Accounting Policies And Practices 20	50.00%	50.00%
Summary Of Significant Accounting Policies And Practices 21	3.7	3.7
Summary Of Significant Accounting Policies And Practices 22	20	20
Summary Of Significant Accounting Policies And Practices 23	7.8	7.8
Summary Of Significant Accounting Policies And Practices 24	30	30
Summary Of Significant Accounting Policies And Practices 25	50	50
Summary Of Significant Accounting Policies And Practices 26	17.00%	17.00%
Summary Of Significant Accounting Policies And Practices 27	20.00%	20.00%
Summary Of Significant Accounting Policies And Practices 28		3,367,000
Summary Of Significant Accounting Policies And Practices 29		5,046,000
Summary Of Significant Accounting Policies And Practices 30		6,228,000
Summary Of Significant Accounting Policies And Practices 31	1,000,000
Summary Of Significant Accounting Policies And Practices 32	50.00%	50.00%
Summary Of Significant Accounting Policies And Practices 33		1,204,000
Summary Of Significant Accounting Policies And Practices 34		858,000
Summary Of Significant Accounting Policies And Practices 35		2,549,000
Summary Of Significant Accounting Policies And Practices 36	$ 409,000

Prepaid expenses and other receivables (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Prepaid Expenses And Other Receivables 1		550,000
Prepaid Expenses And Other Receivables 2		550,000
Prepaid Expenses And Other Receivables 3	88,000
Prepaid Expenses And Other Receivables 4		3,245,000
Prepaid Expenses And Other Receivables 5		5,951,000
Prepaid Expenses And Other Receivables 6	955,000
Prepaid Expenses And Other Receivables 7		6,000,000
Prepaid Expenses And Other Receivables 8	963,000
Prepaid Expenses And Other Receivables 9		2,000,000

Available-for-sale securities (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($) M	Dec. 31, 2012 CAD	Dec. 31, 2012 CNY
Available-for-sale Securities 1	4.625	4.625	4.625
Available-for-sale Securities 2	7.50%	7.50%	7.50%
Available-for-sale Securities 3	$ 4,500,000
Available-for-sale Securities 4			29,700,000
Available-for-sale Securities 5	7.00%	7.00%	7.00%
Available-for-sale Securities 6	0.155	0.155	0.155
Available-for-sale Securities 7	30,734,877	30,734,877	30,734,877
Available-for-sale Securities 8	16.10%	16.10%	16.10%
Available-for-sale Securities 9		0.155
Available-for-sale Securities 10		0.04
Available-for-sale Securities 11	12	12	12
Available-for-sale Securities 12	3,279,000
Available-for-sale Securities 13			20,427,000
Available-for-sale Securities 14		0.055
Available-for-sale Securities 15	437,000
Available-for-sale Securities 16			2,721,000
Available-for-sale Securities 17	200,000
Available-for-sale Securities 18			1,334,000
Available-for-sale Securities 19	7.50%	7.50%	7.50%
Available-for-sale Securities 20	200,000
Available-for-sale Securities 21			1,334,000
Available-for-sale Securities 22			21,335,000
Available-for-sale Securities 23			26,545,000
Available-for-sale Securities 24			8,945,000
Available-for-sale Securities 25	$ 1,436,000

Investment in non-consolidated affiliates (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Investment In Non-consolidated Affiliates 1	40.00%	40.00%
Investment In Non-consolidated Affiliates 2		1,131,000
Investment In Non-consolidated Affiliates 3		2,000,000
Investment In Non-consolidated Affiliates 4		6,704,000
Investment In Non-consolidated Affiliates 5	1,076,000
Investment In Non-consolidated Affiliates 6	30.00%	30.00%
Investment In Non-consolidated Affiliates 7	70.00%	70.00%
Investment In Non-consolidated Affiliates 8		337,000
Investment In Non-consolidated Affiliates 9		1,041,000
Investment In Non-consolidated Affiliates 10		794,000
Investment In Non-consolidated Affiliates 11		796,000
Investment In Non-consolidated Affiliates 12	0	0
Investment In Non-consolidated Affiliates 13		914,000
Investment In Non-consolidated Affiliates 14	147,000
Investment In Non-consolidated Affiliates 15		1,569,000
Investment In Non-consolidated Affiliates 16	$ 252,000

Property, plant and equipment, net (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Property, Plant And Equipment, Net 1		13,906,000
Property, Plant And Equipment, Net 2		20,002,000
Property, Plant And Equipment, Net 3		24,026,000
Property, Plant And Equipment, Net 4	$ 3,856,000

Prepaid land lease payment (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($) Y	Dec. 31, 2012 CNY
Prepaid Land Lease Payment 1		9,924,000
Prepaid Land Lease Payment 2	30	30
Prepaid Land Lease Payment 3		9,826,000
Prepaid Land Lease Payment 4	50	50
Prepaid Land Lease Payment 5	30	30
Prepaid Land Lease Payment 6	50	50
Prepaid Land Lease Payment 7		353,000
Prepaid Land Lease Payment 8		369,000
Prepaid Land Lease Payment 9		550,000
Prepaid Land Lease Payment 10	$ 88,000

Prepayment and non-current deposits (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Prepayment And Non-current Deposits 1		16,801,000
Prepayment And Non-current Deposits 2		7,469,000
Prepayment And Non-current Deposits 3	$ 1,199,000

Intangible assets, net (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($) Y	Dec. 31, 2012 CNY
Intangible Assets, Net 1	5	5
Intangible Assets, Net 2	20	20
Intangible Assets, Net 3		1,103,000
Intangible Assets, Net 4		2,781,000
Intangible Assets, Net 5		3,791,000
Intangible Assets, Net 6	$ 608,000

Deferred income (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Deferred Income 1		15,000,000
Deferred Income 2		45,029,000
Deferred Income 3		1,000,000
Deferred Income 4		8,672,000
Deferred Income 5	1,392,000
Deferred Income 6		4,822,000
Deferred Income 7	774,000
Deferred Income 8		374,000
Deferred Income 9		1,374,000
Deferred Income 10		1,312,000
Deferred Income 11	$ 211,000

Shareholders equity (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Shareholders Equity 1	500,000,000	500,000,000
Shareholders Equity 2	$ 0.0001
Shareholders Equity 3	154,473,159	154,473,159
Shareholders Equity 4	155,635,016	155,635,016
Shareholders Equity 5	909,188	909,188
Shareholders Equity 6	99,995	99,995
Shareholders Equity 7	$ 1.6
Shareholders Equity 8	$ 11.2
Shareholders Equity 9	563,213	563,213
Shareholders Equity 10	$ 1.15
Shareholders Equity 11	8.05
Shareholders Equity 12	245,980	245,980
Shareholders Equity 13	$ 0.78
Shareholders Equity 14	5.45
Shareholders Equity 15	1,103,499	1,103,499
Shareholders Equity 16	756,791	756,791
Shareholders Equity 17	376,978	376,978
Shareholders Equity 18	$ 1.15
Shareholders Equity 19	8.05
Shareholders Equity 20	379,813	379,813
Shareholders Equity 21	$ 0.78
Shareholders Equity 22	5.45
Shareholders Equity 23	1,062,220	1,062,220
Shareholders Equity 24	99,008	99,008
Shareholders Equity 25	$ 0.78
Shareholders Equity 26	5.45
Shareholders Equity 27	1,062,849	1,062,849
Shareholders Equity 28	10.00%	10.00%
Shareholders Equity 29	50.00%	50.00%
Shareholders Equity 30		11,587,000
Shareholders Equity 31		15,613,000
Shareholders Equity 32		20,070,000
Shareholders Equity 33	3,221,000
Shareholders Equity 34		35,329,000
Shareholders Equity 35		50,942,000
Shareholders Equity 36		71,012,000
Shareholders Equity 37	11,398,000
Shareholders Equity 38	25.00%	25.00%
Shareholders Equity 39		258,057,000
Shareholders Equity 40	$ 41,421,000

Collaborations (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Collaborations 1	$ 1,000,000
Collaborations 2	1,500,000
Collaborations 3		17,000,000
Collaborations 4		5,000,000
Collaborations 5		6,000,000
Collaborations 6		6,000,000
Collaborations 7	963,000
Collaborations 8		17,000,000
Collaborations 9	1,500,000
Collaborations 10	20,000,000
Collaborations 11	70.00%	70.00%
Collaborations 12	30.00%	30.00%
Collaborations 13	70.00%	70.00%
Collaborations 14	30.00%	30.00%
Collaborations 15	760,000
Collaborations 16		938,000
Collaborations 17	151,000
Collaborations 18		7,645,000
Collaborations 19	1,228,000
Collaborations 20	30.00%	30.00%
Collaborations 21	910,000
Collaborations 22		5,692,000

Taxation (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Taxation 1	25.00%	25.00%
Taxation 2	15.00%	15.00%
Taxation 3	25.00%	25.00%
Taxation 4	10.00%	10.00%
Taxation 5	10.00%	10.00%
Taxation 6	50.00%	50.00%
Taxation 7	25.00%	25.00%
Taxation 8		11,888,000
Taxation 9	1,907,000
Taxation 10		2,985,000
Taxation 11		4,245,000
Taxation 12	$ 681,000
Taxation 13	17.00%	17.00%
Taxation 14	17.00%	17.00%

Share-based compensation (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($) Y	Dec. 31, 2012 CNY
Share-based Compensation 1	10,000,000	10,000,000
Share-based Compensation 2	10.00%	10.00%
Share-based Compensation 3	22,500,000	22,500,000
Share-based Compensation 4	69,706	69,706
Share-based Compensation 5	2,380,294	2,380,294
Share-based Compensation 6	50.00%	50.00%
Share-based Compensation 7	50.00%	50.00%
Share-based Compensation 8	1,820,000	1,820,000
Share-based Compensation 9		53,417,000
Share-based Compensation 10	8,574,000
Share-based Compensation 11		1,651,000
Share-based Compensation 12	265,000
Share-based Compensation 13	1	1
Share-based Compensation 14	2.77	2.77
Share-based Compensation 15	1.58
Share-based Compensation 16	2.2
Share-based Compensation 17	1.62
Share-based Compensation 18		11,024,000
Share-based Compensation 19		10,341,000
Share-based Compensation 20		10,211,000
Share-based Compensation 21	1,639,000
Share-based Compensation 22		121,668,000
Share-based Compensation 23	19,529,000
Share-based Compensation 24	706,000
Share-based Compensation 25	875,000
Share-based Compensation 26	101,000
Share-based Compensation 27		629,000
Share-based Compensation 28	0	0
Share-based Compensation 29		3,281,000
Share-based Compensation 30		1,542,000
Share-based Compensation 31		1,558,000
Share-based Compensation 32	$ 250,000

Long-term receivables (Narrative) (Details)	12 Months Ended
Dec. 31, 2012 Y
Long-term Receivables 1	1.5
Long-term Receivables 2	3.25

Related party transactions (Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Related Party Transactions 1	5.60%

Commitments and contingencies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Commitments And Contingencies 1		885,000
Commitments And Contingencies 2		2,282,000
Commitments And Contingencies 3		3,470,000
Commitments And Contingencies 4	557,000
Commitments And Contingencies 5		38,537,000
Commitments And Contingencies 6	6,186,000
Commitments And Contingencies 7		15,100,000
Commitments And Contingencies 8	$ 2,400,000

Fair value measurement (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Fair Value Measurement 1	$ 200,000
Fair Value Measurement 2		1,334,000
Fair Value Measurement 3		20,427,000
Fair Value Measurement 4	$ 3,279,000

Subsequent events (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Subsequent Events 1	$ 2.2
Subsequent Events 2	15.4
Subsequent Events 3	$ 0.0001
Subsequent Events 4	2.2
Subsequent Events 5	15.4
Subsequent Events 6	2.3857
Subsequent Events 7	16.7
Subsequent Events 8	$ 0.0001
Subsequent Events 9	2.2
Subsequent Events 10	15.4
Subsequent Events 11	2.3857
Subsequent Events 12	$ 16.7

Schedule of Variable Interest Entities, Assets and Liabilities (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Assets And Liabilities 1		21,465
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Assets And Liabilities 2		56,551
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Assets And Liabilities 3	9,077
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Assets And Liabilities 4		25,364
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Assets And Liabilities 5		42,799
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Assets And Liabilities 6	6,870
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Assets And Liabilities 7		46,829
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Assets And Liabilities 8		99,350
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Assets And Liabilities 9	15,947
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Assets And Liabilities 10		2,457
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Assets And Liabilities 11		5,800
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Assets And Liabilities 12	931
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Assets And Liabilities 13		2,457
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Assets And Liabilities 14		5,800
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Assets And Liabilities 15	$ 931

Schedule of Variable Interest Entities, Financial Performance & Cash Flow (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 1		23,169
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 2		31,374
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 3		42,714
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 4	6,856
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 5		(1,864)
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 6		2,344
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 7		(6,608)
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 8	(1,061)
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 9		(5,409)
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 10		(3,540)
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 11		(6,181)
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 12	(992)
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 13		5,424
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 14		(16,424)
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 15		(53,811)
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 16	(8,637)
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 17		0
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 18		0
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 19		0
Principal Activities, Organization And Basis Of Presentation Schedule Of Variable Interest Entities, Financial Performance & Cash Flow 20	$ 0

Schedule of Revenue by Major Customers (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Summary Of Significant Accounting Policies And Practices Schedule Of Revenue By Major Customers 1		46,762
Summary Of Significant Accounting Policies And Practices Schedule Of Revenue By Major Customers 2	11.00%	11.00%
Summary Of Significant Accounting Policies And Practices Schedule Of Revenue By Major Customers 3		57,382
Summary Of Significant Accounting Policies And Practices Schedule Of Revenue By Major Customers 4	11.00%	11.00%
Summary Of Significant Accounting Policies And Practices Schedule Of Revenue By Major Customers 5		67,886
Summary Of Significant Accounting Policies And Practices Schedule Of Revenue By Major Customers 6	10.00%	10.00%
Summary Of Significant Accounting Policies And Practices Schedule Of Revenue By Major Customers 7	$ 10,896

Schedule of Major Suppliers (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Summary Of Significant Accounting Policies And Practices Schedule Of Major Suppliers 1		1,622
Summary Of Significant Accounting Policies And Practices Schedule Of Major Suppliers 2	7.00%	7.00%
Summary Of Significant Accounting Policies And Practices Schedule Of Major Suppliers 3		3,553
Summary Of Significant Accounting Policies And Practices Schedule Of Major Suppliers 4	11.00%	11.00%
Summary Of Significant Accounting Policies And Practices Schedule Of Major Suppliers 5	3,984
Summary Of Significant Accounting Policies And Practices Schedule Of Major Suppliers 6	10.00%	10.00%
Summary Of Significant Accounting Policies And Practices Schedule Of Major Suppliers 7	639
Summary Of Significant Accounting Policies And Practices Schedule Of Major Suppliers 8	10.00%	10.00%
Summary Of Significant Accounting Policies And Practices Schedule Of Major Suppliers 9		2,426
Summary Of Significant Accounting Policies And Practices Schedule Of Major Suppliers 10	10.00%	10.00%
Summary Of Significant Accounting Policies And Practices Schedule Of Major Suppliers 11		2,156
Summary Of Significant Accounting Policies And Practices Schedule Of Major Suppliers 12	6.00%	6.00%
Summary Of Significant Accounting Policies And Practices Schedule Of Major Suppliers 13		1,686
Summary Of Significant Accounting Policies And Practices Schedule Of Major Suppliers 14	4.00%	4.00%
Summary Of Significant Accounting Policies And Practices Schedule Of Major Suppliers 15	$ 271
Summary Of Significant Accounting Policies And Practices Schedule Of Major Suppliers 16	4.00%	4.00%

Schedule of Cash, Cash Equivalents and Short-term Investments (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Summary Of Significant Accounting Policies And Practices Schedule Of Cash, Cash Equivalents And Short-term Investments 1		675,083
Summary Of Significant Accounting Policies And Practices Schedule Of Cash, Cash Equivalents And Short-term Investments 2		833,265
Summary Of Significant Accounting Policies And Practices Schedule Of Cash, Cash Equivalents And Short-term Investments 3	133,748
Summary Of Significant Accounting Policies And Practices Schedule Of Cash, Cash Equivalents And Short-term Investments 4		90,596
Summary Of Significant Accounting Policies And Practices Schedule Of Cash, Cash Equivalents And Short-term Investments 5		59,254
Summary Of Significant Accounting Policies And Practices Schedule Of Cash, Cash Equivalents And Short-term Investments 6	9,510
Summary Of Significant Accounting Policies And Practices Schedule Of Cash, Cash Equivalents And Short-term Investments 7		765,679
Summary Of Significant Accounting Policies And Practices Schedule Of Cash, Cash Equivalents And Short-term Investments 8		892,519
Summary Of Significant Accounting Policies And Practices Schedule Of Cash, Cash Equivalents And Short-term Investments 9	$ 143,258

Schedule of Cash and Cash Equivalents, Time Deposit and Restricted Cash (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2012 CNY	Dec. 31, 2012 HKD
Summary Of Significant Accounting Policies And Practices Schedule Of Cash And Cash Equivalents, Time Deposit And Restricted Cash 1	$ 24,516
Summary Of Significant Accounting Policies And Practices Schedule Of Cash And Cash Equivalents, Time Deposit And Restricted Cash 2	21,127
Summary Of Significant Accounting Policies And Practices Schedule Of Cash And Cash Equivalents, Time Deposit And Restricted Cash 3			598,810
Summary Of Significant Accounting Policies And Practices Schedule Of Cash And Cash Equivalents, Time Deposit And Restricted Cash 4			752,277
Summary Of Significant Accounting Policies And Practices Schedule Of Cash And Cash Equivalents, Time Deposit And Restricted Cash 5				7,752
Summary Of Significant Accounting Policies And Practices Schedule Of Cash And Cash Equivalents, Time Deposit And Restricted Cash 6				2,416
Summary Of Significant Accounting Policies And Practices Schedule Of Cash And Cash Equivalents, Time Deposit And Restricted Cash 7		974
Summary Of Significant Accounting Policies And Practices Schedule Of Cash And Cash Equivalents, Time Deposit And Restricted Cash 8		1,027

Property, Plant and Equipment, Schedule of Significant Acquisitions and Disposals (Details) (USD $)	12 Months Ended
Dec. 31, 2012 Y
Summary Of Significant Accounting Policies And Practices Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 1	$ 10
Summary Of Significant Accounting Policies And Practices Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 2	20
Summary Of Significant Accounting Policies And Practices Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 3	5
Summary Of Significant Accounting Policies And Practices Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 4	10
Summary Of Significant Accounting Policies And Practices Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 5	4
Summary Of Significant Accounting Policies And Practices Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 6	5
Summary Of Significant Accounting Policies And Practices Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 7	$ 3
Summary Of Significant Accounting Policies And Practices Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 8	10
Summary Of Significant Accounting Policies And Practices Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 9	3

Schedule of Earnings Per Share, Basic and Diluted (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 1		81,286
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 2		108,573
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 3		102,354
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 4	16,428
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 5		151,241,036
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 6		153,310,128
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 7		154,726,537
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 8	154,726,537
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 9		1,183,002
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 10		1,487,696
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 11		1,018,648
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 12	1,018,648
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 13		543,719
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 14		1,448,590
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 15		2,669,445
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 16	2,669,445
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 17		1,164,011
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 18		902,271
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 19		557,052
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 20	557,052
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 21		2,890,732
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 22		3,838,557
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 23		4,245,145
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 24	4,245,145
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 25		154,131,768
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 26		157,148,685
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 27		158,971,682
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 28	$ 158,971,682
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 29		0.54
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 30		0.71
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 31		0.66
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 32	0.11	0.11
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 33		0.53
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 34		0.69
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 35		0.64
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 36	0.1	0.1

Schedule of Accounts Receivable (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Accounts Receivable, Net Schedule Of Accounts Receivable 1		116,491
Accounts Receivable, Net Schedule Of Accounts Receivable 2		117,771
Accounts Receivable, Net Schedule Of Accounts Receivable 3	18,904
Accounts Receivable, Net Schedule Of Accounts Receivable 4		(2,542)
Accounts Receivable, Net Schedule Of Accounts Receivable 5		(2,208)
Accounts Receivable, Net Schedule Of Accounts Receivable 6	(355)
Accounts Receivable, Net Schedule Of Accounts Receivable 7		113,949
Accounts Receivable, Net Schedule Of Accounts Receivable 8		115,563
Accounts Receivable, Net Schedule Of Accounts Receivable 9	$ 18,549

Schedule of Accounts Receivable, Allowance for Doubtful Accounts (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 1		2,915
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 2		2,663
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 3		2,542
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 4	408
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 5		0
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 6		0
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 7		18
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 8	3
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 9		(234)
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 10		(111)
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 11		(352)
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 12	(56)
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 13		(18)
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 14		(10)
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 15		0
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 16	0
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 17		2,663
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 18		2,542
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 19		2,208
Accounts Receivable, Net Schedule Of Accounts Receivable, Allowance For Doubtful Accounts 20	$ 355

Schedule of Inventory, Current (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Inventories Schedule Of Inventory, Current 1		3,391
Inventories Schedule Of Inventory, Current 2		5,617
Inventories Schedule Of Inventory, Current 3	902
Inventories Schedule Of Inventory, Current 4		15,223
Inventories Schedule Of Inventory, Current 5		16,651
Inventories Schedule Of Inventory, Current 6	2,673
Inventories Schedule Of Inventory, Current 7		6,682
Inventories Schedule Of Inventory, Current 8		10,559
Inventories Schedule Of Inventory, Current 9	1,695
Inventories Schedule Of Inventory, Current 10		2,308
Inventories Schedule Of Inventory, Current 11		2,603
Inventories Schedule Of Inventory, Current 12	417
Inventories Schedule Of Inventory, Current 13		27,604
Inventories Schedule Of Inventory, Current 14		35,430
Inventories Schedule Of Inventory, Current 15	$ 5,687

Schedule of Prepaid Expenses and Other Receivables (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Prepaid Expenses And Other Receivables Schedule Of Prepaid Expenses And Other Receivables 1		7,444
Prepaid Expenses And Other Receivables Schedule Of Prepaid Expenses And Other Receivables 2		16,459
Prepaid Expenses And Other Receivables Schedule Of Prepaid Expenses And Other Receivables 3	2,642
Prepaid Expenses And Other Receivables Schedule Of Prepaid Expenses And Other Receivables 4		2,000
Prepaid Expenses And Other Receivables Schedule Of Prepaid Expenses And Other Receivables 5		0
Prepaid Expenses And Other Receivables Schedule Of Prepaid Expenses And Other Receivables 6	0
Prepaid Expenses And Other Receivables Schedule Of Prepaid Expenses And Other Receivables 7		17,228
Prepaid Expenses And Other Receivables Schedule Of Prepaid Expenses And Other Receivables 8		19,184
Prepaid Expenses And Other Receivables Schedule Of Prepaid Expenses And Other Receivables 9	3,079
Prepaid Expenses And Other Receivables Schedule Of Prepaid Expenses And Other Receivables 10		26,672
Prepaid Expenses And Other Receivables Schedule Of Prepaid Expenses And Other Receivables 11		35,643
Prepaid Expenses And Other Receivables Schedule Of Prepaid Expenses And Other Receivables 12	$ 5,721

Schedule of Available-for-sale Securities (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Available-for-sale Securities Schedule Of Available-for-sale Securities 1			30,192
Available-for-sale Securities Schedule Of Available-for-sale Securities 2			(1,869)
Available-for-sale Securities Schedule Of Available-for-sale Securities 3			(5,493)
Available-for-sale Securities Schedule Of Available-for-sale Securities 4			0
Available-for-sale Securities Schedule Of Available-for-sale Securities 5			22,830
Available-for-sale Securities Schedule Of Available-for-sale Securities 6			1,334
Available-for-sale Securities Schedule Of Available-for-sale Securities 7			0
Available-for-sale Securities Schedule Of Available-for-sale Securities 8			0
Available-for-sale Securities Schedule Of Available-for-sale Securities 9			(1,334)
Available-for-sale Securities Schedule Of Available-for-sale Securities 10			0
Available-for-sale Securities Schedule Of Available-for-sale Securities 11			11,360
Available-for-sale Securities Schedule Of Available-for-sale Securities 12			(1,395)
Available-for-sale Securities Schedule Of Available-for-sale Securities 13			883
Available-for-sale Securities Schedule Of Available-for-sale Securities 14			0
Available-for-sale Securities Schedule Of Available-for-sale Securities 15			10,848
Available-for-sale Securities Schedule Of Available-for-sale Securities 16			12,694
Available-for-sale Securities Schedule Of Available-for-sale Securities 17			(1,395)
Available-for-sale Securities Schedule Of Available-for-sale Securities 18			883
Available-for-sale Securities Schedule Of Available-for-sale Securities 19			(1,334)
Available-for-sale Securities Schedule Of Available-for-sale Securities 20			10,848
Available-for-sale Securities Schedule Of Available-for-sale Securities 21			42,886
Available-for-sale Securities Schedule Of Available-for-sale Securities 22			(3,264)
Available-for-sale Securities Schedule Of Available-for-sale Securities 23			(4,610)
Available-for-sale Securities Schedule Of Available-for-sale Securities 24			(1,334)
Available-for-sale Securities Schedule Of Available-for-sale Securities 25			33,678
Available-for-sale Securities Schedule Of Available-for-sale Securities 1		30,192
Available-for-sale Securities Schedule Of Available-for-sale Securities 2		(2,156)
Available-for-sale Securities Schedule Of Available-for-sale Securities 3		2,967
Available-for-sale Securities Schedule Of Available-for-sale Securities 4		(20,427)
Available-for-sale Securities Schedule Of Available-for-sale Securities 5		10,576
Available-for-sale Securities Schedule Of Available-for-sale Securities 6	1,698
Available-for-sale Securities Schedule Of Available-for-sale Securities 7		11,360
Available-for-sale Securities Schedule Of Available-for-sale Securities 8		(1,496)
Available-for-sale Securities Schedule Of Available-for-sale Securities 9		1,368
Available-for-sale Securities Schedule Of Available-for-sale Securities 10		0
Available-for-sale Securities Schedule Of Available-for-sale Securities 11		11,232
Available-for-sale Securities Schedule Of Available-for-sale Securities 12	1,803
Available-for-sale Securities Schedule Of Available-for-sale Securities 13		41,552
Available-for-sale Securities Schedule Of Available-for-sale Securities 14		(3,652)
Available-for-sale Securities Schedule Of Available-for-sale Securities 15		4,335
Available-for-sale Securities Schedule Of Available-for-sale Securities 16		(20,427)
Available-for-sale Securities Schedule Of Available-for-sale Securities 17		21,808
Available-for-sale Securities Schedule Of Available-for-sale Securities 18	$ 3,501

Schedule of Impairment Loss on Available-sor-sale Securities (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Available-for-sale Securities Schedule Of Impairment Loss On Available-sor-sale Securities 1		0
Available-for-sale Securities Schedule Of Impairment Loss On Available-sor-sale Securities 2		0
Available-for-sale Securities Schedule Of Impairment Loss On Available-sor-sale Securities 3		1,334
Available-for-sale Securities Schedule Of Impairment Loss On Available-sor-sale Securities 4	214
Available-for-sale Securities Schedule Of Impairment Loss On Available-sor-sale Securities 5		0
Available-for-sale Securities Schedule Of Impairment Loss On Available-sor-sale Securities 6		1,334
Available-for-sale Securities Schedule Of Impairment Loss On Available-sor-sale Securities 7		20,427
Available-for-sale Securities Schedule Of Impairment Loss On Available-sor-sale Securities 8	3,279
Available-for-sale Securities Schedule Of Impairment Loss On Available-sor-sale Securities 9		0
Available-for-sale Securities Schedule Of Impairment Loss On Available-sor-sale Securities 10		1,334
Available-for-sale Securities Schedule Of Impairment Loss On Available-sor-sale Securities 11		21,761
Available-for-sale Securities Schedule Of Impairment Loss On Available-sor-sale Securities 12	$ 3,493

Schedule of Available-for-sale, Maturity Information (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Available-for-sale Securities Schedule Of Available-for-sale, Maturity Information 1		7,514
Available-for-sale Securities Schedule Of Available-for-sale, Maturity Information 2	1,206
Available-for-sale Securities Schedule Of Available-for-sale, Maturity Information 3		3,718
Available-for-sale Securities Schedule Of Available-for-sale, Maturity Information 4	597
Available-for-sale Securities Schedule Of Available-for-sale, Maturity Information 5		11,232
Available-for-sale Securities Schedule Of Available-for-sale, Maturity Information 6	$ 1,803

Schedule of Equity Method Investments (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Investment In Non-consolidated Affiliates Schedule Of Equity Method Investments 1	40.00%	40.00%
Investment In Non-consolidated Affiliates Schedule Of Equity Method Investments 2		2,245
Investment In Non-consolidated Affiliates Schedule Of Equity Method Investments 3		3,159
Investment In Non-consolidated Affiliates Schedule Of Equity Method Investments 4	507
Investment In Non-consolidated Affiliates Schedule Of Equity Method Investments 5	40.00%	40.00%
Investment In Non-consolidated Affiliates Schedule Of Equity Method Investments 6		0
Investment In Non-consolidated Affiliates Schedule Of Equity Method Investments 7		0
Investment In Non-consolidated Affiliates Schedule Of Equity Method Investments 8	0
Investment In Non-consolidated Affiliates Schedule Of Equity Method Investments 9	30.00%	30.00%
Investment In Non-consolidated Affiliates Schedule Of Equity Method Investments 10		0
Investment In Non-consolidated Affiliates Schedule Of Equity Method Investments 11		5,135
Investment In Non-consolidated Affiliates Schedule Of Equity Method Investments 12	824
Investment In Non-consolidated Affiliates Schedule Of Equity Method Investments 13		2,245
Investment In Non-consolidated Affiliates Schedule Of Equity Method Investments 14		8,294
Investment In Non-consolidated Affiliates Schedule Of Equity Method Investments 15	$ 1,331

Property, Plant and Equipment (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Property, Plant And Equipment, Net Property, Plant And Equipment 1		102,864
Property, Plant And Equipment, Net Property, Plant And Equipment 2		111,875
Property, Plant And Equipment, Net Property, Plant And Equipment 3	17,957
Property, Plant And Equipment, Net Property, Plant And Equipment 4		118,923
Property, Plant And Equipment, Net Property, Plant And Equipment 5		124,410
Property, Plant And Equipment, Net Property, Plant And Equipment 6	19,969
Property, Plant And Equipment, Net Property, Plant And Equipment 7		5,953
Property, Plant And Equipment, Net Property, Plant And Equipment 8		4,959
Property, Plant And Equipment, Net Property, Plant And Equipment 9	796
Property, Plant And Equipment, Net Property, Plant And Equipment 10		45,588
Property, Plant And Equipment, Net Property, Plant And Equipment 11		45,529
Property, Plant And Equipment, Net Property, Plant And Equipment 12	7,308
Property, Plant And Equipment, Net Property, Plant And Equipment 13		10,919
Property, Plant And Equipment, Net Property, Plant And Equipment 14		41,003
Property, Plant And Equipment, Net Property, Plant And Equipment 15	6,581
Property, Plant And Equipment, Net Property, Plant And Equipment 16		284,247
Property, Plant And Equipment, Net Property, Plant And Equipment 17		327,776
Property, Plant And Equipment, Net Property, Plant And Equipment 18	52,611
Property, Plant And Equipment, Net Property, Plant And Equipment 19		(86,194)
Property, Plant And Equipment, Net Property, Plant And Equipment 20		(103,531)
Property, Plant And Equipment, Net Property, Plant And Equipment 21	(16,617)
Property, Plant And Equipment, Net Property, Plant And Equipment 22		198,053
Property, Plant And Equipment, Net Property, Plant And Equipment 23		224,245
Property, Plant And Equipment, Net Property, Plant And Equipment 24	$ 35,994

Schedule Of Land Use Rights (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Prepaid Land Lease Payment Schedule Of Land Use Rights 1		20,419
Prepaid Land Lease Payment Schedule Of Land Use Rights 2		20,419
Prepaid Land Lease Payment Schedule Of Land Use Rights 3	3,277
Prepaid Land Lease Payment Schedule Of Land Use Rights 4		(2,421)
Prepaid Land Lease Payment Schedule Of Land Use Rights 5		(2,971)
Prepaid Land Lease Payment Schedule Of Land Use Rights 6	(477)
Prepaid Land Lease Payment Schedule Of Land Use Rights 7		17,998
Prepaid Land Lease Payment Schedule Of Land Use Rights 8		17,448
Prepaid Land Lease Payment Schedule Of Land Use Rights 9	2,800
Prepaid Land Lease Payment Schedule Of Land Use Rights 10		17,448
Prepaid Land Lease Payment Schedule Of Land Use Rights 11		16,898
Prepaid Land Lease Payment Schedule Of Land Use Rights 12	2,712
Prepaid Land Lease Payment Schedule Of Land Use Rights 13		550
Prepaid Land Lease Payment Schedule Of Land Use Rights 14		550
Prepaid Land Lease Payment Schedule Of Land Use Rights 15	$ 88

Schedule of Land Use Rights, Estimated Amortization Expense (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Prepaid Land Lease Payment Schedule Of Land Use Rights, Estimated Amortization Expense 1		550
Prepaid Land Lease Payment Schedule Of Land Use Rights, Estimated Amortization Expense 2	88
Prepaid Land Lease Payment Schedule Of Land Use Rights, Estimated Amortization Expense 3		550
Prepaid Land Lease Payment Schedule Of Land Use Rights, Estimated Amortization Expense 4	88
Prepaid Land Lease Payment Schedule Of Land Use Rights, Estimated Amortization Expense 5		550
Prepaid Land Lease Payment Schedule Of Land Use Rights, Estimated Amortization Expense 6	88
Prepaid Land Lease Payment Schedule Of Land Use Rights, Estimated Amortization Expense 7		550
Prepaid Land Lease Payment Schedule Of Land Use Rights, Estimated Amortization Expense 8	88
Prepaid Land Lease Payment Schedule Of Land Use Rights, Estimated Amortization Expense 9		15,248
Prepaid Land Lease Payment Schedule Of Land Use Rights, Estimated Amortization Expense 10	2,448
Prepaid Land Lease Payment Schedule Of Land Use Rights, Estimated Amortization Expense 11		17,448
Prepaid Land Lease Payment Schedule Of Land Use Rights, Estimated Amortization Expense 12	$ 2,800

Schedule of Finite-Lived Intangible Assets (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 1		5,500
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 2		5,500
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 3	883
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 4		1,782
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 5		1,782
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 6	286
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 7		4,047
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 8		4,047
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 9	650
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 10		8,097
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 11		8,097
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 12	1,300
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 13		219
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 14		219
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 15	35
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 16		19,645
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 17		19,645
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 18	3,154
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 19		3,575
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 20		4,675
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 21	751
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 22		89
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 23		178
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 24	29
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 25		289
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 26		578
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 27	93
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 28		1,288
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 29		3,496
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 30	561
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 31		18
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 32		33
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 33	5
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 34		(5,259)
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 35		(8,960)
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 36	(1,439)
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 37		14,386
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 38		10,685
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 39	1,715
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 40		35,229
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 41		35,229
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 42	5,655
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 43		49,615
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 44		45,914
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 45	$ 7,370

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets, Future Amortization Expense 1		3,426
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets, Future Amortization Expense 2	550
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets, Future Amortization Expense 3		2,601
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets, Future Amortization Expense 4	417
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets, Future Amortization Expense 5		577
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets, Future Amortization Expense 6	93
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets, Future Amortization Expense 7		393
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets, Future Amortization Expense 8	63
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets, Future Amortization Expense 9		3,688
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets, Future Amortization Expense 10	592
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets, Future Amortization Expense 11		10,685
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets, Future Amortization Expense 12	$ 1,715

Schedule of Deferred Income, Amortization (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Deferred Income Schedule Of Deferred Income, Amortization 1		1,981
Deferred Income Schedule Of Deferred Income, Amortization 2	318
Deferred Income Schedule Of Deferred Income, Amortization 3		1,981
Deferred Income Schedule Of Deferred Income, Amortization 4	318
Deferred Income Schedule Of Deferred Income, Amortization 5		1,044
Deferred Income Schedule Of Deferred Income, Amortization 6	168
Deferred Income Schedule Of Deferred Income, Amortization 7		374
Deferred Income Schedule Of Deferred Income, Amortization 8	60
Deferred Income Schedule Of Deferred Income, Amortization 9		9,205
Deferred Income Schedule Of Deferred Income, Amortization 10	1,477
Deferred Income Schedule Of Deferred Income, Amortization 11		14,585
Deferred Income Schedule Of Deferred Income, Amortization 12	$ 2,341

Schedule of Total Grant Income (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Deferred Income Schedule Of Total Grant Income 1		882
Deferred Income Schedule Of Total Grant Income 2		211
Deferred Income Schedule Of Total Grant Income 3		524
Deferred Income Schedule Of Total Grant Income 4	84
Deferred Income Schedule Of Total Grant Income 5		374
Deferred Income Schedule Of Total Grant Income 6		1,374
Deferred Income Schedule Of Total Grant Income 7		374
Deferred Income Schedule Of Total Grant Income 8	60
Deferred Income Schedule Of Total Grant Income 9		1,256
Deferred Income Schedule Of Total Grant Income 10		1,585
Deferred Income Schedule Of Total Grant Income 11		898
Deferred Income Schedule Of Total Grant Income 12	$ 144

Schedule of Accrued Liabilities (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 1		19,069
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 2		33,176
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 3	5,325
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 4		11,391
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 5		13,193
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 6	2,118
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 7		10,422
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 8		8,190
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 9	1,315
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 10		3,680
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 11		4,442
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 12	713
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 13		1,535
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 14		0
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 15	0
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 16		733
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 17		1,114
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 18	179
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 19		1,559
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 20		9,216
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 21	1,478
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 22		48,389
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 23		69,331
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 24	$ 11,128

Schedule of Revenues (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Revenues Schedule Of Revenues 1		250,854
Revenues Schedule Of Revenues 2		317,889
Revenues Schedule Of Revenues 3		372,912
Revenues Schedule Of Revenues 4	59,857
Revenues Schedule Of Revenues 5		128,717
Revenues Schedule Of Revenues 6		164,839
Revenues Schedule Of Revenues 7		210,391
Revenues Schedule Of Revenues 8	33,770
Revenues Schedule Of Revenues 9		5,358
Revenues Schedule Of Revenues 10		5,229
Revenues Schedule Of Revenues 11		4,649
Revenues Schedule Of Revenues 12	746
Revenues Schedule Of Revenues 13		2,041
Revenues Schedule Of Revenues 14		2,788
Revenues Schedule Of Revenues 15		2,963
Revenues Schedule Of Revenues 16	476
Revenues Schedule Of Revenues 17		17,187
Revenues Schedule Of Revenues 18		24,859
Revenues Schedule Of Revenues 19		34,268
Revenues Schedule Of Revenues 20	5,500
Revenues Schedule Of Revenues 21		12,211
Revenues Schedule Of Revenues 22		23,890
Revenues Schedule Of Revenues 23		40,040
Revenues Schedule Of Revenues 24	6,427
Revenues Schedule Of Revenues 25		2,260
Revenues Schedule Of Revenues 26		2,120
Revenues Schedule Of Revenues 27		4,725
Revenues Schedule Of Revenues 28	758
Revenues Schedule Of Revenues 29		418,628
Revenues Schedule Of Revenues 30		541,614
Revenues Schedule Of Revenues 31		669,948
Revenues Schedule Of Revenues 32	$ 107,534

Schedule of VIE, Carrying Value of Investment (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Collaborations Schedule Of Vie, Carrying Value Of Investment 1	0
Collaborations Schedule Of Vie, Carrying Value Of Investment 2	0
Collaborations Schedule Of Vie, Carrying Value Of Investment 3	0
Collaborations Schedule Of Vie, Carrying Value Of Investment 4	0
Collaborations Schedule Of Vie, Carrying Value Of Investment 5	3,159
Collaborations Schedule Of Vie, Carrying Value Of Investment 6	0
Collaborations Schedule Of Vie, Carrying Value Of Investment 7	3,159
Collaborations Schedule Of Vie, Carrying Value Of Investment 8	3,159

Schedule of Components of Income Tax Expense (Benefit) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Taxation Schedule Of Components Of Income Tax Expense (benefit) 1		20,697
Taxation Schedule Of Components Of Income Tax Expense (benefit) 2		28,651
Taxation Schedule Of Components Of Income Tax Expense (benefit) 3		30,477
Taxation Schedule Of Components Of Income Tax Expense (benefit) 4	4,892
Taxation Schedule Of Components Of Income Tax Expense (benefit) 5		1,075
Taxation Schedule Of Components Of Income Tax Expense (benefit) 6		(441)
Taxation Schedule Of Components Of Income Tax Expense (benefit) 7		(599)
Taxation Schedule Of Components Of Income Tax Expense (benefit) 8	(96)
Taxation Schedule Of Components Of Income Tax Expense (benefit) 9		21,772
Taxation Schedule Of Components Of Income Tax Expense (benefit) 10		28,210
Taxation Schedule Of Components Of Income Tax Expense (benefit) 11		29,878
Taxation Schedule Of Components Of Income Tax Expense (benefit) 12	$ 4,796

Schedule of Income before Income Tax, Domestic and Foreign (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Taxation Schedule Of Income Before Income Tax, Domestic And Foreign 1		137,141
Taxation Schedule Of Income Before Income Tax, Domestic And Foreign 2		176,302
Taxation Schedule Of Income Before Income Tax, Domestic And Foreign 3		191,774
Taxation Schedule Of Income Before Income Tax, Domestic And Foreign 4	30,781
Taxation Schedule Of Income Before Income Tax, Domestic And Foreign 5		(34,083)
Taxation Schedule Of Income Before Income Tax, Domestic And Foreign 6		(39,932)
Taxation Schedule Of Income Before Income Tax, Domestic And Foreign 7		(59,321)
Taxation Schedule Of Income Before Income Tax, Domestic And Foreign 8	(9,522)
Taxation Schedule Of Income Before Income Tax, Domestic And Foreign 9		103,058
Taxation Schedule Of Income Before Income Tax, Domestic And Foreign 10		136,370
Taxation Schedule Of Income Before Income Tax, Domestic And Foreign 11		132,453
Taxation Schedule Of Income Before Income Tax, Domestic And Foreign 12	$ 21,259

Schedule of Effective Income Tax Rate Reconciliation (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Taxation Schedule Of Effective Income Tax Rate Reconciliation 1		103,058
Taxation Schedule Of Effective Income Tax Rate Reconciliation 2		136,370
Taxation Schedule Of Effective Income Tax Rate Reconciliation 3		132,453
Taxation Schedule Of Effective Income Tax Rate Reconciliation 4	21,259
Taxation Schedule Of Effective Income Tax Rate Reconciliation 5	0.25%	0.25%
Taxation Schedule Of Effective Income Tax Rate Reconciliation 6		25,765
Taxation Schedule Of Effective Income Tax Rate Reconciliation 7		34,093
Taxation Schedule Of Effective Income Tax Rate Reconciliation 8		33,113
Taxation Schedule Of Effective Income Tax Rate Reconciliation 9	5,315
Taxation Schedule Of Effective Income Tax Rate Reconciliation 10		5,277
Taxation Schedule Of Effective Income Tax Rate Reconciliation 11		8,613
Taxation Schedule Of Effective Income Tax Rate Reconciliation 12		14,830
Taxation Schedule Of Effective Income Tax Rate Reconciliation 13	2,380
Taxation Schedule Of Effective Income Tax Rate Reconciliation 14		(11,523)
Taxation Schedule Of Effective Income Tax Rate Reconciliation 15		(18,043)
Taxation Schedule Of Effective Income Tax Rate Reconciliation 16		(20,295)
Taxation Schedule Of Effective Income Tax Rate Reconciliation 17	(3,258)
Taxation Schedule Of Effective Income Tax Rate Reconciliation 18		847
Taxation Schedule Of Effective Income Tax Rate Reconciliation 19		2,653
Taxation Schedule Of Effective Income Tax Rate Reconciliation 20		5,970
Taxation Schedule Of Effective Income Tax Rate Reconciliation 21	958
Taxation Schedule Of Effective Income Tax Rate Reconciliation 22		(56)
Taxation Schedule Of Effective Income Tax Rate Reconciliation 23		(116)
Taxation Schedule Of Effective Income Tax Rate Reconciliation 24		(1,708)
Taxation Schedule Of Effective Income Tax Rate Reconciliation 25	(274)
Taxation Schedule Of Effective Income Tax Rate Reconciliation 26		1,177
Taxation Schedule Of Effective Income Tax Rate Reconciliation 27		1,167
Taxation Schedule Of Effective Income Tax Rate Reconciliation 28		1,260
Taxation Schedule Of Effective Income Tax Rate Reconciliation 29	202
Taxation Schedule Of Effective Income Tax Rate Reconciliation 30		(1,706)
Taxation Schedule Of Effective Income Tax Rate Reconciliation 31		(1,743)
Taxation Schedule Of Effective Income Tax Rate Reconciliation 32		(3,649)
Taxation Schedule Of Effective Income Tax Rate Reconciliation 33	(586)
Taxation Schedule Of Effective Income Tax Rate Reconciliation 34		2,163
Taxation Schedule Of Effective Income Tax Rate Reconciliation 35		1,421
Taxation Schedule Of Effective Income Tax Rate Reconciliation 36		159
Taxation Schedule Of Effective Income Tax Rate Reconciliation 37	26
Taxation Schedule Of Effective Income Tax Rate Reconciliation 38		(172)
Taxation Schedule Of Effective Income Tax Rate Reconciliation 39		165
Taxation Schedule Of Effective Income Tax Rate Reconciliation 40		198
Taxation Schedule Of Effective Income Tax Rate Reconciliation 41	33
Taxation Schedule Of Effective Income Tax Rate Reconciliation 42		21,772
Taxation Schedule Of Effective Income Tax Rate Reconciliation 43		28,210
Taxation Schedule Of Effective Income Tax Rate Reconciliation 44		29,878
Taxation Schedule Of Effective Income Tax Rate Reconciliation 45	$ 4,796
Taxation Schedule Of Effective Income Tax Rate Reconciliation 46	21.10%	21.10%
Taxation Schedule Of Effective Income Tax Rate Reconciliation 47	20.70%	20.70%
Taxation Schedule Of Effective Income Tax Rate Reconciliation 48	22.60%	22.60%
Taxation Schedule Of Effective Income Tax Rate Reconciliation 49	22.60%	22.60%

Schedule of Loss Carryforwards (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Taxation Schedule Of Loss Carryforwards 1		233
Taxation Schedule Of Loss Carryforwards 2	37
Taxation Schedule Of Loss Carryforwards 3		313
Taxation Schedule Of Loss Carryforwards 4	50
Taxation Schedule Of Loss Carryforwards 5		2,922
Taxation Schedule Of Loss Carryforwards 6	469
Taxation Schedule Of Loss Carryforwards 7		6,513
Taxation Schedule Of Loss Carryforwards 8	1,045
Taxation Schedule Of Loss Carryforwards 9		1,907
Taxation Schedule Of Loss Carryforwards 10	306
Taxation Schedule Of Loss Carryforwards 11		11,888
Taxation Schedule Of Loss Carryforwards 12	$ 1,907

Schedule of Deferred Tax Assets and Liabilities (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Taxation Schedule Of Deferred Tax Assets And Liabilities 1		312
Taxation Schedule Of Deferred Tax Assets And Liabilities 2		335
Taxation Schedule Of Deferred Tax Assets And Liabilities 3	53
Taxation Schedule Of Deferred Tax Assets And Liabilities 4		525
Taxation Schedule Of Deferred Tax Assets And Liabilities 5		433
Taxation Schedule Of Deferred Tax Assets And Liabilities 6	70
Taxation Schedule Of Deferred Tax Assets And Liabilities 7		61
Taxation Schedule Of Deferred Tax Assets And Liabilities 8		91
Taxation Schedule Of Deferred Tax Assets And Liabilities 9	15
Taxation Schedule Of Deferred Tax Assets And Liabilities 10		149
Taxation Schedule Of Deferred Tax Assets And Liabilities 11		97
Taxation Schedule Of Deferred Tax Assets And Liabilities 12	16
Taxation Schedule Of Deferred Tax Assets And Liabilities 13		2,630
Taxation Schedule Of Deferred Tax Assets And Liabilities 14		3,679
Taxation Schedule Of Deferred Tax Assets And Liabilities 15	590
Taxation Schedule Of Deferred Tax Assets And Liabilities 16		56
Taxation Schedule Of Deferred Tax Assets And Liabilities 17		0
Taxation Schedule Of Deferred Tax Assets And Liabilities 18	0
Taxation Schedule Of Deferred Tax Assets And Liabilities 19		(5)
Taxation Schedule Of Deferred Tax Assets And Liabilities 20		249
Taxation Schedule Of Deferred Tax Assets And Liabilities 21	40
Taxation Schedule Of Deferred Tax Assets And Liabilities 22		2,269
Taxation Schedule Of Deferred Tax Assets And Liabilities 23		2,972
Taxation Schedule Of Deferred Tax Assets And Liabilities 24	477
Taxation Schedule Of Deferred Tax Assets And Liabilities 25		5,997
Taxation Schedule Of Deferred Tax Assets And Liabilities 26		7,856
Taxation Schedule Of Deferred Tax Assets And Liabilities 27	1,261
Taxation Schedule Of Deferred Tax Assets And Liabilities 28		(2,985)
Taxation Schedule Of Deferred Tax Assets And Liabilities 29		(4,245)
Taxation Schedule Of Deferred Tax Assets And Liabilities 30	(681)
Taxation Schedule Of Deferred Tax Assets And Liabilities 31		3,012
Taxation Schedule Of Deferred Tax Assets And Liabilities 32		3,611
Taxation Schedule Of Deferred Tax Assets And Liabilities 33	580
Taxation Schedule Of Deferred Tax Assets And Liabilities 34		2,750
Taxation Schedule Of Deferred Tax Assets And Liabilities 35		3,276
Taxation Schedule Of Deferred Tax Assets And Liabilities 36	526
Taxation Schedule Of Deferred Tax Assets And Liabilities 37		262
Taxation Schedule Of Deferred Tax Assets And Liabilities 38		335
Taxation Schedule Of Deferred Tax Assets And Liabilities 39	54
Taxation Schedule Of Deferred Tax Assets And Liabilities 40		3,012
Taxation Schedule Of Deferred Tax Assets And Liabilities 41		3,611
Taxation Schedule Of Deferred Tax Assets And Liabilities 42	$ 580

Schedule of Valuation Allowance (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Taxation Schedule Of Valuation Allowance 1		641
Taxation Schedule Of Valuation Allowance 2		1,818
Taxation Schedule Of Valuation Allowance 3		2,985
Taxation Schedule Of Valuation Allowance 4	479
Taxation Schedule Of Valuation Allowance 5		1,177
Taxation Schedule Of Valuation Allowance 6		1,167
Taxation Schedule Of Valuation Allowance 7		1,260
Taxation Schedule Of Valuation Allowance 8	202
Taxation Schedule Of Valuation Allowance 9		1,818
Taxation Schedule Of Valuation Allowance 10		2,985
Taxation Schedule Of Valuation Allowance 11		4,245
Taxation Schedule Of Valuation Allowance 12	$ 681

Schedule of Nonvested Share Activity (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Schedule Of Nonvested Share Activity 1	$ 4,916,321
Share-based Compensation Schedule Of Nonvested Share Activity 2	1.86
Share-based Compensation Schedule Of Nonvested Share Activity 3	1,898,750
Share-based Compensation Schedule Of Nonvested Share Activity 4	1.55
Share-based Compensation Schedule Of Nonvested Share Activity 5	4,270,000
Share-based Compensation Schedule Of Nonvested Share Activity 6	1.62
Share-based Compensation Schedule Of Nonvested Share Activity 7	0
Share-based Compensation Schedule Of Nonvested Share Activity 8	0
Share-based Compensation Schedule Of Nonvested Share Activity 9	(113,474)
Share-based Compensation Schedule Of Nonvested Share Activity 10	1.45
Share-based Compensation Schedule Of Nonvested Share Activity 11	(949,375)
Share-based Compensation Schedule Of Nonvested Share Activity 12	1.55
Share-based Compensation Schedule Of Nonvested Share Activity 13	9,072,847
Share-based Compensation Schedule Of Nonvested Share Activity 14	1.75
Share-based Compensation Schedule Of Nonvested Share Activity 15	$ 949,375
Share-based Compensation Schedule Of Nonvested Share Activity 16	1.55

Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 1	$ 1,041,804
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 2	0.78
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 3	2.25
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 4	708,427
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 5	(3,963)
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 6	0.78
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 7	(99,008)
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 8	0.78
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 9	938,833
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 10	0.78
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 11	1.25
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 12	1,097,083
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 13	938,833
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 14	0.78
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 15	1.25
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 16	1,097,083
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 17	938,833
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 18	0.78
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 19	1.25
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 20	$ 1,097,083

Schedule of Share-based Compensation Arrangements by Share-based Compensation Cost (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 1		1,007
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 2		423
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 3		872
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 4	140
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 5		6,864
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 6		7,316
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 7		8,231
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 8	1,321
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 9		907
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 10		815
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 11		720
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 12	116
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 13		15,720
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 14		12,639
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 15		13,021
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 16	2,090
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 17		24,498
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 18		21,193
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 19		22,844
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 20	3,667
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 21		189
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 22		319
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 23		415
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 24	67
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 25		0
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 26		277
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 27		402
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 28	65
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 29		24,687
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 30		21,789
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 31		23,661
Share-based Compensation Schedule Of Share-based Compensation Arrangements By Share-based Compensation Cost 32	$ 3,799

Schedule of Long-term receivables, net (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Long-term Receivables Schedule Of Long-term Receivables, Net 1		3,929
Long-term Receivables Schedule Of Long-term Receivables, Net 2		3,173
Long-term Receivables Schedule Of Long-term Receivables, Net 3	509
Long-term Receivables Schedule Of Long-term Receivables, Net 4		(818)
Long-term Receivables Schedule Of Long-term Receivables, Net 5		(818)
Long-term Receivables Schedule Of Long-term Receivables, Net 6	(131)
Long-term Receivables Schedule Of Long-term Receivables, Net 7		3,111
Long-term Receivables Schedule Of Long-term Receivables, Net 8		2,355
Long-term Receivables Schedule Of Long-term Receivables, Net 9	$ 378

Schedule of Long-term receivables, Allowance for Doubtful Accounts (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Long-term Receivables Schedule Of Long-term Receivables, Allowance For Doubtful Accounts 1		0
Long-term Receivables Schedule Of Long-term Receivables, Allowance For Doubtful Accounts 2		0
Long-term Receivables Schedule Of Long-term Receivables, Allowance For Doubtful Accounts 3		818
Long-term Receivables Schedule Of Long-term Receivables, Allowance For Doubtful Accounts 4	131
Long-term Receivables Schedule Of Long-term Receivables, Allowance For Doubtful Accounts 5		0
Long-term Receivables Schedule Of Long-term Receivables, Allowance For Doubtful Accounts 6		818
Long-term Receivables Schedule Of Long-term Receivables, Allowance For Doubtful Accounts 7		0
Long-term Receivables Schedule Of Long-term Receivables, Allowance For Doubtful Accounts 8	0
Long-term Receivables Schedule Of Long-term Receivables, Allowance For Doubtful Accounts 9		0
Long-term Receivables Schedule Of Long-term Receivables, Allowance For Doubtful Accounts 10		818
Long-term Receivables Schedule Of Long-term Receivables, Allowance For Doubtful Accounts 11		818
Long-term Receivables Schedule Of Long-term Receivables, Allowance For Doubtful Accounts 12	$ 131

Schedule of Other Nonoperating Income (Expense) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 1		2,065
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 2		1,895
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 3		528
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 4	85
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 5		(249)
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 6		176
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 7		179
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 8	29
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 9		371
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 10		(2,226)
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 11		(268)
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 12	(43)
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 13		(1,082)
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 14		(874)
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 15		0
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 16	0
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 17		0
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 18		0
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 19		(7,645)
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 20	(1,228)
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 21		0
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 22		0
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 23		5,692
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 24	910
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 25		0
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 26		0
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 27		938
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 28	151
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 29		201
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 30		178
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 31		(418)
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 32	(67)
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 33		1,306
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 34		(851)
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 35		(994)
Other Income/(loss), Net Schedule Of Other Nonoperating Income (expense) 36	$ (160)

Schedule of Related Party Transactions (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Related Party Transactions Schedule Of Related Party Transactions 1		5,000
Related Party Transactions Schedule Of Related Party Transactions 2		6,000
Related Party Transactions Schedule Of Related Party Transactions 3		6,000
Related Party Transactions Schedule Of Related Party Transactions 4	$ 963

Schedule of Due from Related Parties (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Related Party Transactions Schedule Of Due From Related Parties 1		6,000
Related Party Transactions Schedule Of Due From Related Parties 2		0
Related Party Transactions Schedule Of Due From Related Parties 3	0
Related Party Transactions Schedule Of Due From Related Parties 4		0
Related Party Transactions Schedule Of Due From Related Parties 5		1,263
Related Party Transactions Schedule Of Due From Related Parties 6	203
Related Party Transactions Schedule Of Due From Related Parties 7		6,000
Related Party Transactions Schedule Of Due From Related Parties 8		1,263
Related Party Transactions Schedule Of Due From Related Parties 9	$ 203

Schedule of Future Minimum Rental Payments for Operating Leases (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 1		712
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 2	114
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 3		44
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 4	7
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 5		0
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 6	0
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 7		756
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 8	$ 121

Schedule of Accumulated Other Comprehensive Income (Loss) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 3	$ 8,217
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 4	600
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 5	(101,208)
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 6	100,608
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 7	21,335
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 8	10,258
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 9	11,077
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 10	21,935
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 11	(111,466)
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 12	89,531
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 13	(26,545)
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 14	10,214
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 15	36,759
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 16	4,610
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 17	(121,680)
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 18	126,290
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 19	8,945
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 20	1,974
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 21	6,971
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 22	4,335
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 23	(123,654)
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 24	119,319
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 26	696
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 27	19,848
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Accumulated Other Comprehensive Income (loss) 28	$ 19,152

Schedule of Net Unrealized Gain/(Loss) on Available-for-sale (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Net Unrealized Gain/(loss) On Available-for-sale 5	$ 21,335
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Net Unrealized Gain/(loss) On Available-for-sale 6	(27,879)
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Net Unrealized Gain/(loss) On Available-for-sale 7	(11,482)
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Net Unrealized Gain/(loss) On Available-for-sale 8	(1,843)
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Net Unrealized Gain/(loss) On Available-for-sale 9	0
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Net Unrealized Gain/(loss) On Available-for-sale 10	1,334
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Net Unrealized Gain/(loss) On Available-for-sale 11	(20,427)
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Net Unrealized Gain/(loss) On Available-for-sale 12	(3,279)
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Net Unrealized Gain/(loss) On Available-for-sale 13	21,335
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Net Unrealized Gain/(loss) On Available-for-sale 14	(26,545)
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Net Unrealized Gain/(loss) On Available-for-sale 15	8,945
Accumulated Balances Related To Each Component Of Other Comprehensive Income Schedule Of Net Unrealized Gain/(loss) On Available-for-sale 16	$ 1,436

Fair Value, by Balance Sheet Grouping (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Fair Value Measurement Fair Value, By Balance Sheet Grouping 1				245,813
Fair Value Measurement Fair Value, By Balance Sheet Grouping 2				245,813
Fair Value Measurement Fair Value, By Balance Sheet Grouping 3			39,056
Fair Value Measurement Fair Value, By Balance Sheet Grouping 4				665
Fair Value Measurement Fair Value, By Balance Sheet Grouping 5				665
Fair Value Measurement Fair Value, By Balance Sheet Grouping 6			106
Fair Value Measurement Fair Value, By Balance Sheet Grouping 7				519,201
Fair Value Measurement Fair Value, By Balance Sheet Grouping 8				519,201
Fair Value Measurement Fair Value, By Balance Sheet Grouping 9			82,492
Fair Value Measurement Fair Value, By Balance Sheet Grouping 10				33,678
Fair Value Measurement Fair Value, By Balance Sheet Grouping 11				33,678
Fair Value Measurement Fair Value, By Balance Sheet Grouping 12			5,351
Fair Value Measurement Fair Value, By Balance Sheet Grouping 13				799,357
Fair Value Measurement Fair Value, By Balance Sheet Grouping 14				799,357
Fair Value Measurement Fair Value, By Balance Sheet Grouping 15			127,005
Fair Value Measurement Fair Value, By Balance Sheet Grouping 1		450,557
Fair Value Measurement Fair Value, By Balance Sheet Grouping 2		450,557
Fair Value Measurement Fair Value, By Balance Sheet Grouping 3	72,319
Fair Value Measurement Fair Value, By Balance Sheet Grouping 4		668
Fair Value Measurement Fair Value, By Balance Sheet Grouping 5		668
Fair Value Measurement Fair Value, By Balance Sheet Grouping 6	107
Fair Value Measurement Fair Value, By Balance Sheet Grouping 7		441,294
Fair Value Measurement Fair Value, By Balance Sheet Grouping 8		441,294
Fair Value Measurement Fair Value, By Balance Sheet Grouping 9	70,832
Fair Value Measurement Fair Value, By Balance Sheet Grouping 10		21,808
Fair Value Measurement Fair Value, By Balance Sheet Grouping 11		21,808
Fair Value Measurement Fair Value, By Balance Sheet Grouping 12	3,501
Fair Value Measurement Fair Value, By Balance Sheet Grouping 13		914,327
Fair Value Measurement Fair Value, By Balance Sheet Grouping 14		914,327
Fair Value Measurement Fair Value, By Balance Sheet Grouping 15	$ 146,759